UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05188

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	06-30-2013

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT	JUNE 30, 2013

VP Balanced Fund

Performance	2
Fund Characteristics	3
Shareholder Fee Example	4
Schedule of Investments	5
Statement of Assets and Liabilities	21
Statement of Operations	22
Statement of Changes in Net Assets	23
Notes to Financial Statements	24
Financial Highlights	29
Approval of Management Agreement	30
Additional Information	35

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Class I	AVBIX	6.98%	11.81%	6.36%	6.44%	6.97%	5/1/91
Blended index(2)	—	7.10%	11.69%	6.72%	6.47%	8.27%(3)	—
S&P 500 Index	—	13.82%	20.60%	7.01%	7.29%	9.00%(3)	—
Barclays U.S. Aggregate Bond Index	—	-2.44%	-0.68%	5.19%	4.52%	6.45%(3)	—

(1)	Total returns for periods less than one year are not annualized.

(2)

The blended index combines monthly returns of two widely known indices in proportion to the asset mix of the fund. The S&P 500 Index represents 60% of the index and the remaining 40% is represented by the Barclays U.S. Aggregate Bond Index.

(3)	Since 4/30/91, the date nearest the Class I’s inception for which data are available.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I 0.91%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. As interest rates rise, bond values will decline.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

Fund Characteristics

JUNE 30, 2013
Top Ten Common Stocks	% of net assets
Exxon Mobil Corp.	2.1%
Apple, Inc.	2.0%
Microsoft Corp.	1.6%
Johnson & Johnson	1.5%
Pfizer, Inc.	1.3%
AT&T, Inc.	1.3%
Cisco Systems, Inc.	1.1%
Google, Inc. Class A	1.1%
Merck & Co., Inc.	1.1%
International Business Machines Corp.	1.1%

Top Five Common Stocks Industries	% of net assets
Pharmaceuticals	4.8%
Oil, Gas and Consumable Fuels	4.7%
Insurance	4.2%
Computers and Peripherals	3.8%
Software	3.4%

Key Fixed-Income Portfolio Statistics
Average Duration (effective)	5.4 years
Weighted Average Life	6.9 years

Types of Investments in Portfolio	% of net assets
Common Stocks	60.1%
U.S. Government Agency Mortgage-Backed Securities	11.8%
U.S. Treasury Securities	11.0%
Corporate Bonds	10.2%
Commercial Mortgage-Backed Securities	1.9%
Collateralized Mortgage Obligations	1.7%
Sovereign Governments and Agencies	0.6%
Municipal Securities	0.5%
U.S. Government Agency Securities	0.2%
Asset-Backed Securities	—*
Short-Term Investments	0.4%
Temporary Cash Investments	1.8%
Other Assets and Liabilities	(0.2)%
*Category is less than 0.05% of the total net assets.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period(1) 1/1/13 – 6/30/13	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,069.80	$4.62	0.90%
Hypothetical
Class I	$1,000	$1,020.33	$4.51	0.90%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

JUNE 30, 2013 (UNAUDITED)

	Shares/ Principal Amount	Value
Common Stocks — 60.1%
AEROSPACE AND DEFENSE — 3.0%
Boeing Co. (The)	10,260	$ 1,051,035
General Dynamics Corp.	4,570	357,968
Honeywell International, Inc.	11,293	895,987
Northrop Grumman Corp.	9,453	782,708
Raytheon Co.	10,009	661,795
		3,749,493
AUTO COMPONENTS — 0.3%
BorgWarner, Inc.(1)	4,497	387,417
BEVERAGES — 0.2%
Coca-Cola Co. (The)	5,022	201,432
PepsiCo, Inc.	816	66,741
		268,173
BIOTECHNOLOGY — 1.4%
Amgen, Inc.	9,904	977,129
Celgene Corp.(1)	5,789	676,792
Gilead Sciences, Inc.(1)	688	35,232
United Therapeutics Corp.(1)	1,502	98,862
		1,788,015
CAPITAL MARKETS — 1.3%
Federated Investors, Inc. Class B	5,828	159,745
Goldman Sachs Group, Inc. (The)	6,144	929,280
T. Rowe Price Group, Inc.	417	30,504
Waddell & Reed Financial, Inc., Class A	10,558	459,273
		1,578,802
CHEMICALS — 2.1%
CF Industries Holdings, Inc.	1,127	193,281
LyondellBasell Industries NV, Class A	11,285	747,744
Monsanto Co.	8,237	813,816
NewMarket Corp.	574	150,709
PPG Industries, Inc.	4,520	661,773
		2,567,323
COMMERCIAL BANKS — 1.0%
Wells Fargo & Co.	30,210	1,246,767
COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Deluxe Corp.	3,123	108,212
COMMUNICATIONS EQUIPMENT — 1.5%
Brocade Communications Systems, Inc.(1)	10,674	61,482
Cisco Systems, Inc.	55,755	1,355,404
QUALCOMM, Inc.	6,781	414,184
		1,831,070
COMPUTERS AND PERIPHERALS — 3.8%
Apple, Inc.	6,261	2,479,857
EMC Corp.	34,775	821,386
Hewlett-Packard Co.	26,799	664,615
Seagate Technology plc	5,338	239,303
Western Digital Corp.	7,805	484,612
		4,689,773
CONSUMER FINANCE — 0.4%
Cash America International, Inc.	10,647	484,013
CONTAINERS AND PACKAGING — 0.7%
Owens-Illinois, Inc.(1)	13,650	379,334
Packaging Corp. of America	9,771	478,388
		857,722
DIVERSIFIED CONSUMER SERVICES — 0.1%
Coinstar, Inc.(1)	3,178	186,453
DIVERSIFIED FINANCIAL SERVICES — 1.3%
Bank of America Corp.	6,949	89,364
Citigroup, Inc.	4,870	233,614
JPMorgan Chase & Co.	9,452	498,971
Moody’s Corp.	11,059	673,825
MSCI, Inc., Class A(1)	3,021	100,509
		1,596,283
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.2%
AT&T, Inc.	45,030	1,594,062
CenturyLink, Inc.	19,092	674,902
Verizon Communications, Inc.	9,109	458,547
		2,727,511
ELECTRIC UTILITIES — 0.8%
Edison International	13,887	668,798
Portland General Electric Co.	9,750	298,252
		967,050
ELECTRICAL EQUIPMENT — 1.1%
Emerson Electric Co.	13,912	758,760
Rockwell Automation, Inc.	7,198	598,442
		1,357,202
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.4%
TE Connectivity Ltd.	10,216	465,237
ENERGY EQUIPMENT AND SERVICES — 0.1%
RPC, Inc.	9,483	130,960

Shares/ Principal Amount	Value

FOOD AND STAPLES RETAILING — 1.4%
CVS Caremark Corp.	10,939	$625,492
Kroger Co. (The)	9,756	336,972
Rite Aid Corp.(1)	51,875	148,363
Safeway, Inc.	24,764	585,916
Wal-Mart Stores, Inc.	1,057	78,736
		1,775,479
FOOD PRODUCTS — 1.5%
Archer-Daniels-Midland Co.	21,372	724,724
General Mills, Inc.	14,992	727,562
Hershey Co. (The)	3,095	276,322
Ingredion, Inc.	2,828	185,573
		1,914,181
HEALTH CARE EQUIPMENT AND SUPPLIES — 2.7%
Abbott Laboratories	24,370	850,026
Becton Dickinson and Co.	6,645	656,725
Medtronic, Inc.	17,175	883,997
St. Jude Medical, Inc.	14,788	674,777
Stryker Corp.	2,453	158,660
Zimmer Holdings, Inc.	1,344	100,719
		3,324,904
HEALTH CARE PROVIDERS AND SERVICES — 0.2%
AmerisourceBergen Corp.	5,514	307,847
HOTELS, RESTAURANTS AND LEISURE — 0.7%
Bally Technologies, Inc.(1)	5,919	333,950
Cracker Barrel Old Country Store, Inc.	2,284	216,203
International Game Technology	20,103	335,921
		886,074
HOUSEHOLD DURABLES — 0.8%
Garmin Ltd.	12,497	451,892
Newell Rubbermaid, Inc.	22,874	600,442
		1,052,334
HOUSEHOLD PRODUCTS — 1.5%
Energizer Holdings, Inc.	6,046	607,683
Kimberly-Clark Corp.	7,571	735,447
Procter & Gamble Co. (The)	6,848	527,228
		1,870,358
INDUSTRIAL CONGLOMERATES — 1.2%
Carlisle Cos., Inc.	1,278	79,632
Danaher Corp.	12,408	785,426
General Electric Co.	29,552	685,311
		1,550,369
INSURANCE — 4.2%
Aflac, Inc.	13,655	793,629
American International Group, Inc.(1)	20,618	921,625
Amtrust Financial Services, Inc.	2,132	$76,112
Axis Capital Holdings Ltd.	7,684	351,773
Berkshire Hathaway, Inc., Class B(1)	3,064	342,923
First American Financial Corp.	5,688	125,363
HCC Insurance Holdings, Inc.	1,535	66,174
MetLife, Inc.	20,085	919,090
Reinsurance Group of America, Inc.	5,537	382,662
RenaissanceRe Holdings Ltd.	4,203	364,778
Torchmark Corp.	1,912	124,548
Travelers Cos., Inc. (The)	8,693	694,745
		5,163,422
INTERNET AND CATALOG RETAIL — 0.5%
Expedia, Inc.	9,355	562,703
INTERNET SOFTWARE AND SERVICES — 1.1%
Google, Inc. Class A(1)	1,528	1,345,205
IT SERVICES — 1.1%
International Business Machines Corp.	6,857	1,310,441
LEISURE EQUIPMENT AND PRODUCTS — 1.0%
Hasbro, Inc.	13,655	612,154
Mattel, Inc.	14,207	643,719
		1,255,873
MACHINERY — 0.2%
Crane Co.	3,481	208,581
MEDIA — 1.2%
Comcast Corp., Class A	27,050	1,132,854
Time Warner, Inc.	6,854	396,298
		1,529,152
METALS AND MINING — 0.1%
Worthington Industries, Inc.	3,946	125,128
MULTILINE RETAIL — 0.5%
Dillard’s, Inc., Class A	2,730	223,778
Target Corp.	5,263	362,410
		586,188
OIL, GAS AND CONSUMABLE FUELS — 4.7%
Chevron Corp.	5,418	641,166
ConocoPhillips	4,579	277,029
Delek US Holdings, Inc.	5,489	157,973
Exxon Mobil Corp.	29,399	2,656,200
Marathon Petroleum Corp.	9,047	642,880
Tesoro Corp.	7,386	386,436
Valero Energy Corp.	18,313	636,743
Western Refining, Inc.	13,563	380,713
		5,779,140

Shares/ Principal Amount	Value

PHARMACEUTICALS — 4.8%
AbbVie, Inc.	8,405	$347,463
Allergan, Inc.	281	23,671
Eli Lilly & Co.	15,177	745,494
Johnson & Johnson	21,730	1,865,738
Merck & Co., Inc.	28,295	1,314,303
Pfizer, Inc.	58,596	1,641,274
		5,937,943
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.1%
Broadcom Corp., Class A	19,534	659,468
KLA-Tencor Corp.	3,675	204,808
Texas Instruments, Inc.	13,744	479,253
		1,343,529
SOFTWARE — 3.4%
Activision Blizzard, Inc.	22,955	327,338
CA, Inc.	14,681	420,317
Microsoft Corp.	58,816	2,030,917
Oracle Corp.	36,141	1,110,252
Symantec Corp.	15,192	341,364
		4,230,188
SPECIALTY RETAIL — 2.7%
American Eagle Outfitters, Inc.	19,295	352,326
Buckle, Inc. (The)	3,092	160,846
GameStop Corp., Class A	13,691	575,433
Gap, Inc. (The)	16,119	672,646
Home Depot, Inc. (The)	15,449	1,196,834
PetSmart, Inc.	6,608	442,670
		3,400,755
TEXTILES, APPAREL AND LUXURY GOODS — 0.8%
Hanesbrands, Inc.	8,488	436,453
Ralph Lauren Corp.	3,417	593,669
		1,030,122
THRIFTS AND MORTGAGE FINANCE — 0.3%
Ocwen Financial Corp.(1)	10,376	427,699
TOBACCO — 0.6%
Philip Morris International, Inc.	1,985	171,941
Universal Corp.	9,111	527,071
		699,012
TOTAL COMMON STOCKS(Cost $59,588,455)		74,604,103
U.S. Government Agency Mortgage-Backed Securities(2) — 11.8%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.5%
FHLMC, VRN, 1.75%, 7/15/13	$50,000	50,130
FHLMC, VRN, 1.85%, 7/15/13	99,164	99,860
FHLMC, VRN, 1.97%, 7/15/13	68,240	68,893
FHLMC, VRN, 1.98%, 7/15/13	75,000	75,947
FHLMC, VRN, 2.08%, 7/15/13	142,997	143,232
FHLMC, VRN, 2.36%, 7/15/13	120,977	120,140
FHLMC, VRN, 2.37%, 7/15/13	173,521	171,852
FHLMC, VRN, 2.59%, 7/15/13	36,745	38,048
FHLMC, VRN, 2.90%, 7/15/13	22,728	23,223
FHLMC, VRN, 3.24%, 7/15/13	33,142	34,880
FHLMC, VRN, 3.29%, 7/15/13	85,790	88,652
FHLMC, VRN, 3.81%, 7/15/13	42,825	44,988
FHLMC, VRN, 4.04%, 7/15/13	61,152	64,800
FHLMC, VRN, 4.36%, 7/15/13	71,590	75,405
FHLMC, VRN, 5.40%, 7/15/13	43,994	46,867
FHLMC, VRN, 5.80%, 7/15/13	95,537	100,987
FHLMC, VRN, 5.97%, 7/15/13	136,461	146,977
FHLMC, VRN, 6.13%, 7/15/13	44,296	47,730
FNMA, VRN, 2.71%, 7/25/13	87,388	88,741
FNMA, VRN, 3.32%, 7/25/13	50,833	52,420
FNMA, VRN, 3.35%, 7/25/13	46,741	49,701
FNMA, VRN, 3.83%, 7/25/13	85,029	89,440
FNMA, VRN, 3.93%, 7/25/13	53,773	56,770
FNMA, VRN, 3.95%, 7/25/13	31,099	33,084
FNMA, VRN, 5.42%, 7/25/13	56,627	61,044
		1,873,811
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 10.3%
FHLMC, 7.00%, 11/1/13	1,041	1,049
FHLMC, 6.50%, 6/1/16	17,317	18,406
FHLMC, 6.50%, 6/1/16	16,674	17,678
FHLMC, 4.50%, 1/1/19	145,167	152,374
FHLMC, 6.50%, 1/1/28	7,260	8,321
FHLMC, 6.50%, 6/1/29	7,198	8,098
FHLMC, 8.00%, 7/1/30	7,583	9,180
FHLMC, 5.50%, 12/1/33	236,513	261,503
FHLMC, 5.50%, 1/1/38	69,077	74,404
FHLMC, 6.00%, 8/1/38	35,258	38,413
FHLMC, 4.00%, 4/1/41	267,634	282,149
FHLMC, 6.50%, 7/1/47	6,821	7,527
FNMA, 6.00%, 1/1/14	1,984	2,001
FNMA, 4.50%, 5/1/19	61,730	65,634
FNMA, 4.50%, 5/1/19	86,411	91,894
FNMA, 6.50%, 1/1/28	5,450	5,615
FNMA, 6.50%, 1/1/29	18,025	20,688
FNMA, 7.50%, 7/1/29	36,884	42,311
FNMA, 7.50%, 9/1/30	7,729	9,227
FNMA, 5.00%, 7/1/31	268,852	297,459
FNMA, 6.50%, 1/1/32	22,617	26,013

Shares/ Principal Amount	Value

FNMA, 5.50%, 6/1/33	$66,681	$72,870
FNMA, 5.50%, 8/1/33	163,145	178,574
FNMA, 5.00%, 11/1/33	386,845	419,220
FNMA, 5.50%, 1/1/34	123,886	135,722
FNMA, 5.00%, 4/1/35	358,175	386,552
FNMA, 4.50%, 9/1/35	225,879	238,946
FNMA, 5.00%, 2/1/36	355,228	383,442
FNMA, 5.50%, 1/1/37	288,588	314,776
FNMA, 5.50%, 2/1/37	73,035	79,245
FNMA, 6.00%, 7/1/37	548,671	600,561
FNMA, 6.50%, 8/1/37	71,664	78,888
FNMA, 3.50%, 1/1/41	729,331	741,314
FNMA, 4.00%, 1/1/41	939,413	985,865
FNMA, 4.50%, 1/1/41	335,827	362,098
FNMA, 4.50%, 2/1/41	298,168	315,959
FNMA, 4.00%, 5/1/41	265,022	276,222
FNMA, 4.50%, 7/1/41	331,862	356,552
FNMA, 4.50%, 9/1/41	89,207	95,159
FNMA, 4.00%, 12/1/41	374,836	392,739
FNMA, 4.00%, 1/1/42	109,183	114,005
FNMA, 4.00%, 1/1/42	438,568	457,512
FNMA, 4.00%, 3/1/42	319,091	333,540
FNMA, 3.50%, 5/1/42	689,349	700,972
FNMA, 3.50%, 6/1/42	144,001	146,492
FNMA, 3.50%, 9/1/42	452,138	459,531
FNMA, 6.50%, 6/1/47	9,869	10,821
FNMA, 6.50%, 8/1/47	19,314	21,171
FNMA, 6.50%, 8/1/47	13,089	14,360
FNMA, 6.50%, 9/1/47	60,496	66,295
FNMA, 6.50%, 9/1/47	1,726	1,892
FNMA, 6.50%, 9/1/47	13,021	14,279
FNMA, 6.50%, 9/1/47	15,327	16,794
FNMA, 6.50%, 9/1/47	7,393	8,113
GNMA, 7.00%, 4/20/26	23,181	27,161
GNMA, 7.50%, 8/15/26	13,992	16,498
GNMA, 7.00%, 2/15/28	4,766	4,891
GNMA, 7.50%, 2/15/28	4,752	4,906
GNMA, 6.50%, 5/15/28	1,387	1,585
GNMA, 6.50%, 5/15/28	2,558	2,941
GNMA, 7.00%, 12/15/28	6,594	7,714
GNMA, 7.00%, 5/15/31	43,757	52,176
GNMA, 5.50%, 11/15/32	141,075	155,388
GNMA, 4.50%, 1/15/40	148,237	158,630
GNMA, 4.00%, 1/20/41	622,237	656,702
GNMA, 4.50%, 5/20/41	361,172	389,438
GNMA, 4.50%, 6/15/41	145,189	157,954
GNMA, 4.00%, 12/15/41	646,763	679,135
GNMA, 3.50%, 7/20/42	204,005	209,664
		12,745,208
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $14,307,094)		14,619,019
U.S. Treasury Securities — 11.0%
U.S. Treasury Bonds, 5.50%, 8/15/28	20,000	26,027
U.S. Treasury Bonds, 5.25%, 2/15/29	320,000	407,050
U.S. Treasury Bonds, 5.375%, 2/15/31	250,000	325,703
U.S. Treasury Bonds, 4.375%, 11/15/39	510,000	598,772
U.S. Treasury Bonds, 4.375%, 5/15/41	210,000	246,619
U.S. Treasury Bonds, 3.125%, 11/15/41	50,000	46,949
U.S. Treasury Bonds, 2.75%, 11/15/42	650,000	561,336
U.S. Treasury Bonds, 3.125%, 2/15/43	300,000	280,453
U.S. Treasury Bonds, 2.875%, 5/15/43	50,000	44,320
U.S. Treasury Notes, 0.50%, 10/15/13	300,000	300,357
U.S. Treasury Notes, 0.75%, 12/15/13	500,000	501,485
U.S. Treasury Notes, 1.25%, 2/15/14	500,000	503,477
U.S. Treasury Notes, 2.25%, 1/31/15	800,000	824,922
U.S. Treasury Notes, 0.25%, 5/31/15	500,000	499,092
U.S. Treasury Notes, 0.375%, 11/15/15	400,000	399,047
U.S. Treasury Notes, 1.375%, 11/30/15	400,000	408,484
U.S. Treasury Notes, 0.375%, 1/15/16	1,400,000	1,394,805
U.S. Treasury Notes, 0.875%, 2/28/17	350,000	349,070
U.S. Treasury Notes, 2.375%, 7/31/17	700,000	735,766
U.S. Treasury Notes, 0.75%, 10/31/17	300,000	294,269
U.S. Treasury Notes, 1.875%, 10/31/17	200,000	205,734
U.S. Treasury Notes, 0.875%, 1/31/18	650,000	638,219

Shares/ Principal Amount	Value

U.S. Treasury Notes, 2.625%, 4/30/18	$85,000	$90,133
U.S. Treasury Notes, 1.00%, 5/31/18	1,220,000	1,198,650
U.S. Treasury Notes, 1.375%, 6/30/18(3)	480,000	479,569
U.S. Treasury Notes, 1.00%, 11/30/19	280,000	266,656
U.S. Treasury Notes, 2.625%, 8/15/20	550,000	574,535
U.S. Treasury Notes, 3.125%, 5/15/21	350,000	375,703
U.S. Treasury Notes, 2.125%, 8/15/21	100,000	99,543
U.S. Treasury Notes, 1.75%, 5/15/23	1,110,000	1,038,978
TOTAL U.S. TREASURY SECURITIES (Cost $13,685,326)		13,715,723
Corporate Bonds — 10.2%
AEROSPACE AND DEFENSE — 0.1%
L-3 Communications Corp., 4.75%, 7/15/20	20,000	20,998
Lockheed Martin Corp., 4.25%, 11/15/19	30,000	32,692
Raytheon Co., 2.50%, 12/15/22	30,000	27,625
United Technologies Corp., 5.70%, 4/15/40	30,000	35,282
United Technologies Corp., 4.50%, 6/1/42	10,000	9,912
		126,509
AUTOMOBILES — 0.2%
American Honda Finance Corp., 2.50%, 9/21/15(4)	60,000	61,977
American Honda Finance Corp., 1.50%, 9/11/17(4)	10,000	9,794
Ford Motor Co., 4.75%, 1/15/43	10,000	8,855
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	80,000	85,483
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	50,000	54,574
		220,683
BEVERAGES — 0.3%
Anheuser-Busch InBev Finance, Inc., 4.00%, 1/17/43	10,000	9,104
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	50,000	63,291
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	40,000	46,160
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	40,000	37,396
Brown-Forman Corp., 3.75%, 1/15/43	10,000	8,803
Coca-Cola Co. (The), 1.80%, 9/1/16	40,000	40,836
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	10,000	10,417
PepsiCo, Inc., 2.75%, 3/1/23	20,000	18,951
PepsiCo, Inc., 4.875%, 11/1/40	20,000	20,519
SABMiller Holdings, Inc., 2.45%, 1/15/17(4)	50,000	50,822
SABMiller Holdings, Inc., 3.75%, 1/15/22(4)	20,000	20,380
		326,679
BIOTECHNOLOGY — 0.1%
Amgen, Inc., 2.125%, 5/15/17	30,000	30,143
Amgen, Inc., 4.10%, 6/15/21	20,000	20,996
Amgen, Inc., 3.625%, 5/15/22	10,000	10,011
Amgen, Inc., 6.40%, 2/1/39	10,000	11,569
Amgen, Inc., 5.375%, 5/15/43	20,000	20,785
Celgene Corp., 3.25%, 8/15/22	20,000	18,994
Gilead Sciences, Inc., 4.40%, 12/1/21	20,000	21,503
		134,001
CAPITAL MARKETS — 0.1%
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	90,000	103,875
Jefferies Group, Inc., 5.125%, 4/13/18	30,000	31,500
		135,375
CHEMICALS — 0.1%
Ashland, Inc., 4.75%, 8/15/22(4)	20,000	19,850
Dow Chemical Co. (The), 2.50%, 2/15/16	20,000	20,636
Eastman Chemical Co., 2.40%, 6/1/17	10,000	10,024
Eastman Chemical Co., 3.60%, 8/15/22	40,000	38,606
Ecolab, Inc., 4.35%, 12/8/21	30,000	31,711
		120,827
COMMERCIAL BANKS — 0.9%
Bank of America N.A., 5.30%, 3/15/17	240,000	260,447
Bank of Montreal, MTN, 1.45%, 4/9/18	20,000	19,319
Bank of Nova Scotia, 2.55%, 1/12/17	30,000	30,894

Shares/ Principal Amount	Value

BB&T Corp., 5.70%, 4/30/14	$20,000	$20,821
BB&T Corp., 3.20%, 3/15/16	30,000	31,459
BB&T Corp., MTN, 2.05%, 6/19/18	20,000	19,724
Capital One Financial Corp., 2.15%, 3/23/15	20,000	20,322
Capital One Financial Corp., 1.00%, 11/6/15	20,000	19,737
Capital One Financial Corp., 4.75%, 7/15/21	20,000	21,119
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	80,000	80,664
HSBC Bank plc, 3.50%, 6/28/15(4)	40,000	41,959
Intesa Sanpaolo SpA, 3.875%, 1/16/18	10,000	9,609
KFW, 4.125%, 10/15/14	60,000	62,832
KFW, 2.00%, 6/1/16	60,000	62,099
KFW, 2.00%, 10/4/22	50,000	46,992
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	30,000	31,771
SunTrust Banks, Inc., 3.60%, 4/15/16	11,000	11,651
Toronto-Dominion Bank (The), 2.375%, 10/19/16	50,000	51,769
U.S. Bancorp., 3.44%, 2/1/16	30,000	31,464
U.S. Bancorp., MTN, 3.00%, 3/15/22	20,000	19,444
U.S. Bancorp., MTN, 2.95%, 7/15/22	10,000	9,289
Wachovia Bank N.A., 4.80%, 11/1/14	74,000	77,908
Wells Fargo & Co., 3.68%, 6/15/16	30,000	32,070
Wells Fargo & Co., 2.10%, 5/8/17	50,000	50,210
Wells Fargo & Co., 4.60%, 4/1/21	40,000	43,639
		1,107,212
COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Republic Services, Inc., 3.80%, 5/15/18	20,000	21,141
Republic Services, Inc., 3.55%, 6/1/22	20,000	19,491
Waste Management, Inc., 6.125%, 11/30/39	30,000	34,409
		75,041
COMMUNICATIONS EQUIPMENT — 0.1%
Apple, Inc., 1.00%, 5/3/18	30,000	28,831
Apple, Inc., 2.40%, 5/3/23	40,000	37,155
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	10,000	9,443
Cisco Systems, Inc., 5.90%, 2/15/39	20,000	23,837
		99,266
COMPUTERS AND PERIPHERALS — 0.1%
Hewlett-Packard Co., 4.30%, 6/1/21	40,000	39,157
Hewlett-Packard Co., 4.65%, 12/9/21	20,000	20,026
Seagate HDD Cayman, 4.75%, 6/1/23(4)	30,000	28,125
		87,308
CONSTRUCTION MATERIALS†
Owens Corning, 4.20%, 12/15/22	20,000	19,406
CONSUMER FINANCE — 0.3%
American Express Co., 1.55%, 5/22/18	20,000	19,432
American Express Credit Corp., MTN, 2.75%, 9/15/15	80,000	83,015
American Express Credit Corp., MTN, 2.375%, 3/24/17	50,000	51,074
Equifax, Inc., 3.30%, 12/15/22	30,000	28,201
PNC Bank N.A., 6.00%, 12/7/17	80,000	92,552
SLM Corp., 6.25%, 1/25/16	20,000	21,275
SLM Corp., MTN, 5.00%, 10/1/13	40,000	40,250
		335,799
CONTAINERS AND PACKAGING†
Ball Corp., 6.75%, 9/15/20	30,000	32,475
Ball Corp., 4.00%, 11/15/23	20,000	18,575
		51,050
DIVERSIFIED CONSUMER SERVICES†
Catholic Health Initiatives, 1.60%, 11/1/17	10,000	9,796
Catholic Health Initiatives, 2.95%, 11/1/22	20,000	18,718
Johns Hopkins University, 4.08%, 7/1/53	10,000	9,546
		38,060
DIVERSIFIED FINANCIAL SERVICES — 1.7%
Bank of America Corp., 4.50%, 4/1/15	10,000	10,493
Bank of America Corp., 3.75%, 7/12/16	60,000	62,932
Bank of America Corp., 6.50%, 8/1/16	50,000	56,404

Shares/ Principal Amount	Value

Bank of America Corp., 5.75%, 12/1/17	$40,000	$44,484
Bank of America Corp., 5.70%, 1/24/22	40,000	44,455
Citigroup, Inc., 4.75%, 5/19/15	20,000	21,159
Citigroup, Inc., 4.45%, 1/10/17	30,000	32,141
Citigroup, Inc., 5.50%, 2/15/17	10,000	10,942
Citigroup, Inc., 6.125%, 11/21/17	100,000	113,729
Citigroup, Inc., 1.75%, 5/1/18	40,000	38,280
Citigroup, Inc., 4.50%, 1/14/22	70,000	73,019
Citigroup, Inc., 4.05%, 7/30/22	20,000	19,247
Deutsche Bank AG (London), 3.875%, 8/18/14	50,000	51,699
General Electric Capital Corp., 2.25%, 11/9/15	50,000	51,259
General Electric Capital Corp., 5.625%, 9/15/17	140,000	158,674
General Electric Capital Corp., 4.375%, 9/16/20	70,000	74,184
General Electric Capital Corp., MTN, 5.00%, 1/8/16	50,000	54,555
General Electric Capital Corp., MTN, 2.30%, 4/27/17	60,000	60,865
Goldman Sachs Group, Inc. (The), 5.95%, 1/18/18	220,000	246,310
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18	30,000	29,476
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	50,000	55,217
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	20,000	20,566
HSBC Holdings plc, 5.10%, 4/5/21	20,000	21,998
HSBC Holdings plc, 4.00%, 3/30/22	80,000	82,012
JPMorgan Chase & Co., 6.00%, 1/15/18	155,000	176,999
JPMorgan Chase & Co., 4.625%, 5/10/21	60,000	63,495
JPMorgan Chase & Co., 3.25%, 9/23/22	20,000	19,014
Morgan Stanley, 4.75%, 3/22/17	30,000	31,838
Morgan Stanley, 6.625%, 4/1/18	90,000	102,081
Morgan Stanley, 5.625%, 9/23/19	50,000	53,789
Morgan Stanley, 5.75%, 1/25/21	20,000	21,732
Morgan Stanley, 4.875%, 11/1/22	10,000	9,892
Morgan Stanley, 3.75%, 2/25/23	20,000	19,152
Morgan Stanley, MTN, 4.10%, 5/22/23	20,000	18,504
Royal Bank of Scotland Group plc, 6.125%, 12/15/22	20,000	19,088
UBS AG (Stamford Branch), 5.875%, 12/20/17	100,000	115,102
		2,084,786
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
AT&T, Inc., 2.625%, 12/1/22	60,000	54,999
AT&T, Inc., 6.55%, 2/15/39	20,000	23,063
AT&T, Inc., 4.30%, 12/15/42	40,000	35,011
British Telecommunications plc, 5.95%, 1/15/18	40,000	46,072
CenturyLink, Inc., Series Q, 6.15%, 9/15/19	30,000	31,350
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(4)	20,000	20,108
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	30,000	36,189
Telefonica Emisiones SAU, 5.88%, 7/15/19	60,000	64,896
Verizon Communications, Inc., 7.35%, 4/1/39	40,000	51,816
Windstream Corp., 7.875%, 11/1/17	20,000	22,050
		385,554
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	70,000	79,625
Jabil Circuit, Inc., 5.625%, 12/15/20	10,000	10,400
		90,025
ENERGY EQUIPMENT AND SERVICES — 0.1%
Ensco plc, 3.25%, 3/15/16	30,000	31,364
Ensco plc, 4.70%, 3/15/21	20,000	21,259
Transocean, Inc., 2.50%, 10/15/17	20,000	19,778
Transocean, Inc., 6.50%, 11/15/20	30,000	33,803
Transocean, Inc., 6.375%, 12/15/21	10,000	11,253
Weatherford International Ltd., 9.625%, 3/1/19	20,000	25,303
		142,760

Shares/ Principal Amount	Value

FOOD AND STAPLES RETAILING — 0.3%
CVS Caremark Corp., 2.75%, 12/1/22	$65,000	$60,816
Kroger Co. (The), 6.40%, 8/15/17	50,000	57,738
Safeway, Inc., 4.75%, 12/1/21	10,000	10,201
Wal-Mart Stores, Inc., 5.875%, 4/5/27	138,000	167,772
Walgreen Co., 1.80%, 9/15/17	20,000	19,763
Walgreen Co., 3.10%, 9/15/22	20,000	18,980
		335,270
FOOD PRODUCTS — 0.1%
Kellogg Co., 4.45%, 5/30/16	50,000	54,220
Kraft Foods Group, Inc., 6.125%, 8/23/18	22,000	25,851
Kraft Foods Group, Inc., 5.00%, 6/4/42	20,000	20,354
Mead Johnson Nutrition Co., 3.50%, 11/1/14	30,000	30,860
Mondelez International, Inc., 6.125%, 2/1/18	8,000	9,252
Mondelez International, Inc., 6.50%, 2/9/40	20,000	23,968
Tyson Foods, Inc., 4.50%, 6/15/22	10,000	10,231
		174,736
GAS UTILITIES — 0.4%
El Paso Corp., 7.25%, 6/1/18	40,000	44,494
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	30,000	34,858
Enbridge Energy Partners LP, 6.50%, 4/15/18	30,000	34,868
Energy Transfer Partners LP, 3.60%, 2/1/23	20,000	18,744
Energy Transfer Partners LP, 6.50%, 2/1/42	20,000	21,420
Enterprise Products Operating LLC, 3.70%, 6/1/15	20,000	21,007
Enterprise Products Operating LLC, 6.30%, 9/15/17	30,000	35,110
Enterprise Products Operating LLC, 4.85%, 3/15/44	30,000	28,595
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	20,000	22,472
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	40,000	47,668
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	40,000	44,939
Magellan Midstream Partners LP, 6.55%, 7/15/19	40,000	47,600
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.50%, 7/15/23	20,000	18,400
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15	10,000	10,610
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	20,000	19,684
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	30,000	27,910
TransCanada PipeLines Ltd., 2.50%, 8/1/22	30,000	27,704
Williams Cos., Inc. (The), 3.70%, 1/15/23	20,000	18,607
Williams Partners LP, 4.125%, 11/15/20	30,000	30,273
		554,963
HEALTH CARE EQUIPMENT AND SUPPLIES†
Baxter International, Inc., 3.20%, 6/15/23	10,000	9,823
Medtronic, Inc., 2.75%, 4/1/23	20,000	18,722
		28,545
HEALTH CARE PROVIDERS AND SERVICES — 0.2%
Aetna, Inc., 2.75%, 11/15/22	30,000	27,669
Express Scripts Holding Co., 2.65%, 2/15/17	90,000	91,695
Express Scripts, Inc., 7.25%, 6/15/19	45,000	55,582
NYU Hospitals Center, 4.43%, 7/1/42	20,000	18,388
UnitedHealth Group, Inc., 4.25%, 3/15/43	20,000	18,341
Universal Health Services, Inc., 7.125%, 6/30/16	30,000	33,225
WellPoint, Inc., 3.125%, 5/15/22	20,000	18,990
WellPoint, Inc., 5.80%, 8/15/40	10,000	10,890
		274,780
HOTELS, RESTAURANTS AND LEISURE†
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	30,000	29,550
Wyndham Worldwide Corp., 2.95%, 3/1/17	10,000	10,127
		39,677
HOUSEHOLD DURABLES — 0.1%
D.R. Horton, Inc., 3.625%, 2/15/18	30,000	29,587
Lennar Corp., 4.75%, 12/15/17	20,000	20,100

Shares/ Principal Amount	Value

Mohawk Industries, Inc., 3.85%, 2/1/23	$20,000	$19,283
Toll Brothers Finance Corp., 6.75%, 11/1/19	30,000	34,050
		103,020
INDUSTRIAL CONGLOMERATES — 0.1%
Bombardier, Inc., 5.75%, 3/15/22(4)	10,000	9,975
General Electric Co., 5.25%, 12/6/17	70,000	79,093
General Electric Co., 2.70%, 10/9/22	70,000	66,342
General Electric Co., 4.125%, 10/9/42	20,000	18,708
		174,118
INSURANCE — 0.5%
Allstate Corp. (The), 4.50%, 6/15/43	10,000	9,910
American International Group, Inc., 3.65%, 1/15/14	20,000	20,298
American International Group, Inc., 5.85%, 1/16/18	50,000	56,315
American International Group, Inc., 6.40%, 12/15/20	40,000	46,437
American International Group, Inc., 4.875%, 6/1/22	40,000	42,691
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	30,000	32,071
Berkshire Hathaway, Inc., 3.00%, 5/15/22	20,000	19,376
Berkshire Hathaway, Inc., 4.50%, 2/11/43	50,000	47,755
Genworth Holdings, Inc., 7.20%, 2/15/21	20,000	22,489
Hartford Financial Services Group, Inc., 5.125%, 4/15/22	40,000	43,579
Hartford Financial Services Group, Inc., 5.95%, 10/15/36	10,000	10,786
ING U.S., Inc., 5.50%, 7/15/22(4)	20,000	21,302
International Lease Finance Corp., 5.75%, 5/15/16	20,000	20,650
Liberty Mutual Group, Inc., 4.95%, 5/1/22(4)	20,000	20,559
Liberty Mutual Group, Inc., 6.50%, 5/1/42(4)	10,000	10,746
Lincoln National Corp., 6.25%, 2/15/20	40,000	45,909
Markel Corp., 4.90%, 7/1/22	40,000	42,602
MetLife, Inc., 6.75%, 6/1/16	40,000	45,805
MetLife, Inc., 4.125%, 8/13/42	20,000	17,879
Principal Financial Group, Inc., 3.30%, 9/15/22	10,000	9,728
Prudential Financial, Inc., 5.375%, 6/21/20	10,000	11,222
Prudential Financial, Inc., 5.625%, 5/12/41	20,000	20,865
		618,974
IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	20,000	20,150
Fidelity National Information Services, Inc., 3.50%, 4/15/23	10,000	9,045
International Business Machines Corp., 1.95%, 7/22/16	40,000	41,024
		70,219
LIFE SCIENCES TOOLS AND SERVICES†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	25,000	24,549
MACHINERY — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	40,000	38,288
Deere & Co., 5.375%, 10/16/29	60,000	69,371
		107,659
MEDIA — 0.8%
CBS Corp., 4.85%, 7/1/42	20,000	18,577
Comcast Corp., 5.90%, 3/15/16	74,000	83,349
Comcast Corp., 6.40%, 5/15/38	60,000	71,925
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	50,000	52,336
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	50,000	52,726
Discovery Communications LLC, 5.625%, 8/15/19	25,000	28,723
DISH DBS Corp., 7.125%, 2/1/16	10,000	10,875
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17	30,000	31,656
Lamar Media Corp., 9.75%, 4/1/14	40,000	42,100
NBCUniversal Media LLC, 5.15%, 4/30/20	20,000	22,793
NBCUniversal Media LLC, 4.375%, 4/1/21	60,000	64,797
NBCUniversal Media LLC, 2.875%, 1/15/23	20,000	19,024

Shares/ Principal Amount	Value

News America, Inc., 3.00%, 9/15/22	$20,000	$18,692
News America, Inc., 6.90%, 8/15/39	30,000	35,432
Qwest Corp., 7.50%, 10/1/14	60,000	64,596
SBA Telecommunications, Inc., 8.25%, 8/15/19	19,000	20,662
Time Warner Cable, Inc., 6.75%, 7/1/18	30,000	34,364
Time Warner Cable, Inc., 4.50%, 9/15/42	30,000	23,372
Time Warner, Inc., 3.40%, 6/15/22	10,000	9,706
Time Warner, Inc., 7.70%, 5/1/32	40,000	51,036
Time Warner, Inc., 5.375%, 10/15/41	20,000	20,320
Viacom, Inc., 4.375%, 9/15/14	30,000	31,284
Viacom, Inc., 4.50%, 3/1/21	30,000	31,853
Viacom, Inc., 3.125%, 6/15/22	10,000	9,433
Virgin Media Secured Finance plc, 6.50%, 1/15/18	80,000	82,600
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	30,000	27,755
		959,986
METALS AND MINING — 0.3%
Alcoa, Inc., 5.40%, 4/15/21	20,000	19,490
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20	20,000	18,716
ArcelorMittal, 5.75%, 8/5/20	30,000	29,775
Barrick North America Finance LLC, 4.40%, 5/30/21	30,000	26,853
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23(4)	10,000	9,063
Newmont Mining Corp., 6.25%, 10/1/39	30,000	28,858
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20	30,000	29,882
Southern Copper Corp., 5.25%, 11/8/42	10,000	8,264
Teck Resources Ltd., 5.375%, 10/1/15	20,000	21,693
Vale Overseas Ltd., 5.625%, 9/15/19	75,000	81,146
Vale Overseas Ltd., 4.625%, 9/15/20	20,000	19,845
Xstrata Canada Financial Corp., 4.95%, 11/15/21(4)	20,000	19,385
		312,970
MULTI-UTILITIES — 0.5%
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	10,000	8,650
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17	18,000	19,845
CMS Energy Corp., 4.25%, 9/30/15	20,000	21,220
CMS Energy Corp., 8.75%, 6/15/19	40,000	51,649
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	20,000	18,193
Constellation Energy Group, Inc., 5.15%, 12/1/20	10,000	10,979
Consumers Energy Co., 2.85%, 5/15/22	10,000	9,686
Dominion Resources, Inc., 2.75%, 9/15/22	70,000	65,317
Dominion Resources, Inc., 4.90%, 8/1/41	20,000	20,291
Duke Energy Corp., 3.95%, 9/15/14	40,000	41,465
Duke Energy Corp., 1.625%, 8/15/17	30,000	29,469
Duke Energy Corp., 3.55%, 9/15/21	20,000	19,998
Duke Energy Florida, Inc., 6.35%, 9/15/37	20,000	24,391
Edison International, 3.75%, 9/15/17	40,000	42,331
Exelon Generation Co. LLC, 5.20%, 10/1/19	40,000	44,027
Exelon Generation Co. LLC, 4.00%, 10/1/20	10,000	10,156
Exelon Generation Co. LLC, 5.60%, 6/15/42	10,000	10,093
FirstEnergy Corp., 4.25%, 3/15/23	20,000	18,608
Florida Power Corp., 3.85%, 11/15/42	20,000	17,581
Georgia Power Co., 4.30%, 3/15/42	10,000	9,218
Nisource Finance Corp., 4.45%, 12/1/21	10,000	10,338
Nisource Finance Corp., 5.25%, 2/15/43	10,000	9,817
Northern States Power Co., 3.40%, 8/15/42	10,000	8,360
Pacific Gas & Electric Co., 5.80%, 3/1/37	20,000	22,794
PacifiCorp, 6.00%, 1/15/39	20,000	23,994
Progress Energy, Inc., 3.15%, 4/1/22	20,000	19,183

Shares/ Principal Amount	Value

Public Service Company of Colorado, 4.75%, 8/15/41	$10,000	$10,388
Sempra Energy, 6.50%, 6/1/16	30,000	34,419
Southern Power Co., 5.15%, 9/15/41	10,000	10,187
		642,647
MULTILINE RETAIL†
Target Corp., 4.00%, 7/1/42	10,000	9,142
OFFICE ELECTRONICS†
Xerox Corp., 2.95%, 3/15/17	10,000	10,089
OIL, GAS AND CONSUMABLE FUELS — 0.7%
Anadarko Petroleum Corp., 6.45%, 9/15/36	20,000	23,270
Apache Corp., 4.75%, 4/15/43	20,000	19,065
BP Capital Markets plc, 3.20%, 3/11/16	30,000	31,538
BP Capital Markets plc, 2.25%, 11/1/16	40,000	40,988
BP Capital Markets plc, 4.50%, 10/1/20	30,000	32,582
Cenovus Energy, Inc., 4.50%, 9/15/14	40,000	41,772
Chevron Corp., 2.43%, 6/24/20	10,000	9,952
ConocoPhillips, 5.75%, 2/1/19	60,000	70,345
ConocoPhillips Holding Co., 6.95%, 4/15/29	10,000	12,779
Denbury Resources, Inc., 4.625%, 7/15/23	20,000	18,475
Devon Energy Corp., 1.875%, 5/15/17	20,000	19,741
Devon Energy Corp., 5.60%, 7/15/41	20,000	20,819
EOG Resources, Inc., 5.625%, 6/1/19	40,000	46,838
Hess Corp., 6.00%, 1/15/40	10,000	10,686
Marathon Petroleum Corp., 3.50%, 3/1/16	30,000	31,507
Newfield Exploration Co., 6.875%, 2/1/20	50,000	51,750
Noble Energy, Inc., 4.15%, 12/15/21	40,000	41,352
Pemex Project Funding Master Trust, 6.625%, 6/15/35	10,000	10,550
Petro-Canada, 6.80%, 5/15/38	20,000	23,274
Petrobras Global Finance BV, 4.375%, 5/20/23	20,000	18,536
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	50,000	52,248
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	50,000	50,462
Petroleos Mexicanos, 6.00%, 3/5/20	40,000	44,200
Petroleos Mexicanos, 3.50%, 1/30/23(4)	10,000	9,250
Phillips 66, 4.30%, 4/1/22	30,000	31,036
Pioneer Natural Resources Co., 3.95%, 7/15/22	30,000	29,661
Shell International Finance BV, 2.375%, 8/21/22	20,000	18,716
Shell International Finance BV, 3.625%, 8/21/42	15,000	13,315
Statoil ASA, 2.45%, 1/17/23	40,000	37,110
Statoil ASA, 3.95%, 5/15/43	10,000	9,093
Talisman Energy, Inc., 7.75%, 6/1/19	40,000	48,657
		919,567
PAPER AND FOREST PRODUCTS — 0.1%
Domtar Corp., 4.40%, 4/1/22	20,000	19,418
Georgia-Pacific LLC, 5.40%, 11/1/20(4)	60,000	66,978
International Paper Co., 6.00%, 11/15/41	20,000	21,371
		107,767
PHARMACEUTICALS — 0.3%
AbbVie, Inc., 1.75%, 11/6/17(4)	60,000	58,824
AbbVie, Inc., 4.40%, 11/6/42(4)	10,000	9,336
Actavis, Inc., 1.875%, 10/1/17	20,000	19,510
Actavis, Inc., 4.625%, 10/1/42	10,000	8,968
Bristol-Myers Squibb Co., 3.25%, 8/1/42	10,000	8,102
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	35,000	33,641
Merck & Co., Inc., 2.40%, 9/15/22	70,000	64,925
Merck & Co., Inc., 2.80%, 5/18/23	30,000	28,426
Mylan, Inc., 3.125%, 1/15/23(4)	20,000	18,309
Roche Holdings, Inc., 6.00%, 3/1/19(4)	40,000	47,798
Roche Holdings, Inc., 7.00%, 3/1/39(4)	20,000	27,055
Sanofi, 4.00%, 3/29/21	21,000	22,424
		347,318
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.4%
American Tower Corp., 4.50%, 1/15/18	10,000	10,672
American Tower Corp., 4.70%, 3/15/22	30,000	30,296
Boston Properties LP, 3.80%, 2/1/24	10,000	9,836

Shares/ Principal Amount	Value

BRE Properties, Inc., 3.375%, 1/15/23	$30,000	$27,981
DDR Corp., 3.375%, 5/15/23	10,000	9,178
Developers Diversified Realty Corp., 4.75%, 4/15/18	40,000	43,011
Essex Portfolio LP, 3.625%, 8/15/22	30,000	28,963
Essex Portfolio LP, 3.25%, 5/1/23	10,000	9,225
HCP, Inc., 3.75%, 2/1/16	30,000	31,603
Health Care REIT, Inc., 2.25%, 3/15/18	20,000	19,651
Health Care REIT, Inc., 3.75%, 3/15/23	30,000	28,559
Host Hotels & Resorts LP, 3.75%, 10/15/23	20,000	18,370
Kilroy Realty LP, 3.80%, 1/15/23	40,000	37,521
Simon Property Group LP, 5.10%, 6/15/15	50,000	54,077
Simon Property Group LP, 5.75%, 12/1/15	30,000	33,068
UDR, Inc., 4.25%, 6/1/18	30,000	31,847
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	10,000	10,469
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	20,000	21,035
WEA Finance LLC, 4.625%, 5/10/21(4)	20,000	21,123
		476,485
REAL ESTATE MANAGEMENT AND DEVELOPMENT†
ProLogis LP, 6.625%, 12/1/19	40,000	46,139
ROAD AND RAIL — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	39,000	40,495
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	10,000	10,157
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	40,000	37,464
CSX Corp., 4.25%, 6/1/21	10,000	10,699
Norfolk Southern Corp., 3.25%, 12/1/21	40,000	39,822
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(4)	10,000	10,107
Union Pacific Corp., 4.75%, 9/15/41	30,000	30,487
		179,231
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT†
Intel Corp., 1.35%, 12/15/17	30,000	29,380
SOFTWARE — 0.1%
Intuit, Inc., 5.75%, 3/15/17	75,000	83,375
Oracle Corp., 2.50%, 10/15/22	45,000	41,557
		124,932
SPECIALTY RETAIL — 0.1%
Home Depot, Inc. (The), 5.95%, 4/1/41	40,000	47,880
Staples, Inc., 4.375%, 1/12/23	20,000	19,414
United Rentals North America, Inc., 5.75%, 7/15/18	20,000	21,100
		88,394
TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Gap, Inc. (The), 5.95%, 4/12/21	20,000	22,145
Hanesbrands, Inc., 6.375%, 12/15/20	20,000	21,425
L Brands, Inc., 6.90%, 7/15/17	20,000	22,350
PVH Corp., 4.50%, 12/15/22	20,000	19,300
		85,220
TOBACCO — 0.1%
Altria Group, Inc., 9.25%, 8/6/19	7,000	9,278
Altria Group, Inc., 2.85%, 8/9/22	70,000	64,817
Philip Morris International, Inc., 4.125%, 5/17/21	40,000	42,325
		116,420
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Alltel Corp., 7.875%, 7/1/32	10,000	13,492
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	30,000	38,993
Vodafone Group plc, 5.625%, 2/27/17	50,000	55,609
		108,094
TOTAL CORPORATE BONDS (Cost $12,391,434)		12,650,632
Commercial Mortgage-Backed Securities(2) — 1.9%
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42	6,121	6,143
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 7/1/13	100,000	107,746

Shares/ Principal Amount	Value

Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 7/1/13	$25,000	$26,646
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(4)	100,000	94,379
BB-UBS Trust, Series 2012-SHOW, Class A, 3.43%, 11/5/36(4)	75,000	70,705
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.39%, 7/1/13	50,000	53,396
Commercial Mortgage Pass-Through Certificates, Series 2004-LB2A, Class A4 SEQ, 4.72%, 3/10/39	104,331	105,829
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 7/1/13	150,000	152,769
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 7/1/13	14,141	14,161
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 7/1/13	100,000	104,421
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 7/1/13	50,000	51,926
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 7/1/13	150,000	154,370
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	95,000	100,648
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	200,000	210,323
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(4)	100,000	99,070
Irvine Core Office Trust, Series 2013-IRV, Class A2, VRN, 3.31%, 7/10/13(4)	75,000	71,048
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	64,632	65,737
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36	100,000	101,791
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.71%, 7/11/13	68,000	69,988
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 7/11/13	25,000	25,938
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 7/11/13	100,000	105,962
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 7/11/13	105,000	112,247
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, 2/15/46	25,000	23,393
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	20,858	20,829
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	172,259	179,613
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	12,872	13,014
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	200,000	208,047
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,383,207)		2,350,139
Collateralized Mortgage Obligations(2) — 1.7%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 1.5%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	16,586	17,169
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	131,118	98,449
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	19,594	20,077
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	40,000	41,032
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36	20,686	20,454

Shares/ Principal Amount	Value

Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.36%, 7/1/13	$25,292	$25,326
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.29%, 7/1/13	38,453	37,778
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	5,443	5,309
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.76%, 7/1/13	155,189	153,849
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.29%, 7/1/13	47,778	46,537
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.92%, 7/1/13	40,587	40,070
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.66%, 7/1/13	89,204	88,087
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.78%, 7/1/13	28,434	27,854
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.90%, 7/1/13	58,332	56,509
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2, VRN, 2.50%, 7/1/13(4)	116,438	117,130
JPMorgan Mortgage Trust 2005-A4, Series 2005-A4, Class 1A1, VRN, 5.26%, 7/1/13	69,218	71,247
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.63%, 7/1/13	46,756	47,903
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	28,096	29,533
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.54%, 7/1/13	112,891	109,911
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.73%, 7/1/13	39,834	41,303
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 7/1/13	51,846	51,225
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	51,688	54,333
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 4.73%, 7/1/13	22,000	22,186
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.62%, 7/1/13	78,136	79,250
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	57,982	58,503
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.33%, 7/1/13	29,671	29,332
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.70%, 7/1/13	46,957	47,286
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.68%, 7/1/13	53,560	54,118
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.66%, 7/1/13	40,151	40,564
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	78,617	80,658
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	42,558	43,151
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	42,575	42,742
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	70,944	75,346
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	28,793	30,029
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-9, Class 1A8, 5.50%, 7/25/37	13,613	13,880

Shares/ Principal Amount	Value

Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.05%, 7/1/13	$41,266	$40,622
		1,858,752
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	188,176	208,077
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,078,778)		2,066,829
Sovereign Governments and Agencies — 0.6%
BRAZIL — 0.1%
Brazilian Government International Bond, 5.875%, 1/15/19	100,000	114,400
CANADA — 0.1%
Hydro-Quebec, 8.40%, 1/15/22	44,000	59,861
Province of Ontario Canada, 5.45%, 4/27/16	40,000	45,047
Province of Ontario Canada, 1.60%, 9/21/16	20,000	20,306
		125,214
COLOMBIA†
Colombia Government International Bond, 4.375%, 7/12/21	30,000	31,320
ITALY†
Italy Government International Bond, 6.875%, 9/27/23	20,000	23,388
MEXICO — 0.2%
Mexico Government International Bond, 5.625%, 1/15/17	20,000	22,330
Mexico Government International Bond, 5.95%, 3/19/19	120,000	137,940
Mexico Government International Bond, 5.125%, 1/15/20	70,000	77,280
Mexico Government International Bond, 6.05%, 1/11/40	10,000	10,950
Mexico Government International Bond, MTN, 4.75%, 3/8/44	30,000	26,850
		275,350
PERU†
Peruvian Government International Bond, 6.55%, 3/14/37	10,000	11,850
Peruvian Government International Bond, 5.625%, 11/18/50	20,000	20,700
		32,550
POLAND — 0.1%
Poland Government International Bond, 5.125%, 4/21/21	35,000	38,150
SOUTH KOREA — 0.1%
Export-Import Bank of Korea, 3.75%, 10/20/16	40,000	42,102
Korea Development Bank (The), 3.25%, 3/9/16	20,000	20,719
Korea Development Bank (The), 4.00%, 9/9/16	20,000	21,227
		84,048
URUGUAY†
Uruguay Government International Bond, 4.125%, 11/20/45	10,000	8,250
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $685,395)		732,670
Municipal Securities — 0.5%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47	10,000	10,559
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	30,000	37,512
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	20,000	25,106
California GO, (Building Bonds), 7.55%, 4/1/39	20,000	26,856
California GO, (Building Bonds), 7.30%, 10/1/39	20,000	26,063
California GO, (Building Bonds), 7.60%, 11/1/40	5,000	6,772
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	40,000	37,858
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	20,000	25,030

Shares/ Principal Amount	Value

Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	$20,000	$22,130
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	15,000	17,836
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	40,000	44,671
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	40,000	53,653
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	20,000	25,943
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	30,000	31,194
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	20,000	23,807
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	45,000	41,034
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	40,000	45,530
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	25,000	28,095
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	25,000	25,868
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	25,000	28,780
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	30,000	33,670
TOTAL MUNICIPAL SECURITIES (Cost $556,651)		617,967

U.S. Government Agency Securities — 0.2%
FHLMC, 2.375%, 1/13/22	260,000	253,002
FNMA, 6.625%, 11/15/30	20,000	27,240
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $288,743)		280,242
Asset-Backed Securities(2)†
US Airways 2013-1 Class A Pass-Through Trust, 3.95%, 11/15/25 (Cost $20,310)	20,000	19,250
Short-Term Investments — 0.4%
U.S. Treasury Bills, 0.08%, 11/21/13(5) (Cost $499,851)	500,000	499,871
Temporary Cash Investments — 1.8%
SSgA U.S. Government Money Market Fund (Cost $2,214,280)	2,214,280	2,214,280
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $108,699,524)		124,370,725
OTHER ASSETS AND LIABILITIES — (0.2)%		(299,560)
TOTAL NET ASSETS — 100.0%		$124,071,165

Notes to Schedule of Investments

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

GO = General Obligation

MTN = Medium Term Note

SEQ = Sequential Payer

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)	Final maturity date indicated, unless otherwise noted.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)

Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $1,065,157, which represented 0.9% of total net assets.

(5)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

Statement of Assets and Liabilities

JUNE 30, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $108,699,524)	$124,370,725
Cash	7,337
Receivable for investments sold	104,043
Receivable for capital shares sold	20,781
Dividends and interest receivable	369,921
124,872,807

Liabilities
Payable for investments purchased	477,991
Payable for capital shares redeemed	230,598
Accrued management fees	93,053
801,642

Net Assets	$124,071,165

Class I Capital Shares, $0.01 Par Value
Shares authorized	150,000,000
Shares outstanding	16,726,143

Net Asset Value Per Share	$7.42

Net Assets Consist of:
Capital (par value and paid-in surplus)	$102,373,817
Undistributed net investment income	52,989
Undistributed net realized gain	5,973,158
Net unrealized appreciation	15,671,201
$124,071,165

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $2,824)	$ 820,514
Interest	745,720
1,566,234

Expenses:
Management fees	555,954
Directors’ fees and expenses	2,243
Other expenses	168
558,365

Net investment income (loss)	1,007,869

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	6,571,978
Futures contract transactions	39,298
Foreign currency transactions	(85)
6,611,191

Change in net unrealized appreciation (depreciation) on investments	648,457

Net realized and unrealized gain (loss)	7,259,648

Net Increase (Decrease) in Net Assets Resulting from Operations	$8,267,517

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2012
Increase (Decrease) in Net Assets	June 30, 2013	December 31, 2012
Operations
Net investment income (loss)	$ 1,007,869	$ 2,360,479
Net realized gain (loss)	6,611,191	8,764,085
Change in net unrealized appreciation (depreciation)	648,457	1,871,701
Net increase (decrease) in net assets resulting from operations	8,267,517	12,996,265

Distributions to Shareholders
From net investment income	(985,602)	(2,453,300)
From net realized gains	(2,450,751)	—
Decrease in net assets from distributions	(3,436,353)	(2,453,300)

Capital Share Transactions
Proceeds from shares sold	7,524,128	14,366,693
Proceeds from reinvestment of distributions	3,436,353	2,453,300
Payments for shares redeemed	(11,542,844)	(20,450,414)
Net increase (decrease) in net assets from capital share transactions	(582,363)	(3,630,421)

Net increase (decrease) in net assets	4,248,801	6,912,544

Net Assets
Beginning of period	119,822,364	112,909,820
End of period	$124,071,165	$119,822,364

Undistributed net investment income	$52,989	$30,722

Transactions in Shares of the Fund
Sold	1,007,645	2,061,266
Issued in reinvestment of distributions	464,131	348,659
Redeemed	(1,552,343)	(2,938,443)
Net increase (decrease) in shares of the fund	(80,567)	(528,518)

See Notes to Financial Statements.

Notes to Financial Statements

JUNE 30, 2013 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Balanced Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and swap agreements.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.80% to 0.90%. The effective annual management fee for the six months ended June 30, 2013 was 0.90%.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended June 30, 2013 totaled $50,318,274, of which $14,216,966 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended June 30, 2013 totaled $53,655,370, of which $12,947,102 represented U.S. Treasury and Government Agency obligations.

5. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$74,604,103	—	—
U.S. Government Agency Mortgage-Backed Securities	—	$14,619,019	—
U.S. Treasury Securities	—	13,715,723	—
Corporate Bonds	—	12,650,632	—
Commercial Mortgage-Backed Securities	—	2,350,139	—
Collateralized Mortgage Obligations	—	2,066,829	—
Sovereign Governments and Agencies	—	732,670	—
Municipal Securities	—	617,967	—
U.S. Government Agency Securities	—	280,242	—
Asset-Backed Securities	—	19,250	—
Short-Term Investments	—	499,871	—
Temporary Cash Investments	2,214,280	—	—
Total Value of Investment Securities	$76,818,383	$47,552,342	—

6. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund regularly purchased and sold interest rate risk derivative instruments during the first five months of the period.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended June 30, 2013, the effect of interest rate risk derivative instruments on the Statement of Operations was $39,298 in net realized gain (loss) on futures contract transactions.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$109,286,533
Gross tax appreciation of investments	$16,514,178
Gross tax depreciation of investments	(1,429,986)
Net tax appreciation (depreciation) of investments	$15,084,192

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2013(3)	$7.13	0.06	0.44	0.50	(0.06)	(0.15)	(0.21)	$7.42	6.98%	0.90%(4)	1.63%(4)	41%	$124,071
2012	$6.51	0.14	0.63	0.77	(0.15)	—	(0.15)	$7.13	11.80%	0.90%	1.99%	84%	$119,822
2011	$6.30	0.12	0.21	0.33	(0.12)	—	(0.12)	$6.51	5.33%	0.90%	1.91%	74%	$112,910
2010	$5.75	0.11	0.55	0.66	(0.11)	—	(0.11)	$6.30	11.64%	0.91%	1.78%	75%	$117,783
2009	$5.28	0.11	0.64	0.75	(0.28)	—	(0.28)	$5.75	15.48%	0.90%	2.11%	108%	$123,169
2008	$7.33	0.15	(1.54)	(1.39)	(0.17)	(0.49)	(0.66)	$5.28	(20.33)%	0.90%	2.47%	157%	$120,732

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended June 30, 2013 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 20, 2013, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•

the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Directors also had the benefit of the advice of independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Variable Portfolios, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-79297 1308

SEMIANNUAL REPORT	JUNE 30, 2013

VP Capital Appreciation Fund

Performance	2
Fund Characteristics	3
Shareholder Fee Example	4
Schedule of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Notes to Financial Statements	11
Financial Highlights	16
Approval of Management Agreement	17
Additional Information	22

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Class I	AVCIX	11.08%	14.71%	4.69%	11.47%	8.31%	11/20/87
Russell Midcap Growth Index	—	14.70%	22.88%	7.61%	9.93%	11.14%(2)	—

(1)	Total returns for periods less than one year are not annualized.

(2)	Since 11/30/87, the date nearest Class I’s inception for which data are available.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I 1.00%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. International investing involves special risks, such as political instability and currency fluctuations. Historically, small company stocks have been more volatile than the stocks of larger, more established companies.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

2

Fund Characteristics

JUNE 30, 2013
Top Ten Holdings	% of net assets
Canadian Pacific Railway Ltd. New York Shares	2.8%
Catamaran Corp.	2.7%
Alliance Data Systems Corp.	2.3%
Whole Foods Market, Inc.	2.3%
Kansas City Southern	2.0%
SBA Communications Corp., Class A	1.9%
LinkedIn Corp., Class A	1.8%
Sherwin-Williams Co. (The)	1.8%
Discovery Communications, Inc. Class A	1.7%
NetSuite, Inc.	1.6%

Top Five Industries	% of net assets
Specialty Retail	7.3%
Road and Rail	5.4%
Software	4.3%
Media	4.3%
Chemicals	4.3%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	90.3%
Foreign Common Stocks*	8.3%
Total Common Stocks	98.6%
Temporary Cash Investments	0.6%
Other Assets and Liabilities	0.8%

*Includes depositary shares, dual listed securities and foreign ordinary shares.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period(1) 1/1/13 – 6/30/13	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,110.80	$5.18	0.99%
Hypothetical
Class I	$1,000	$1,019.89	$4.96	0.99%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

4

Schedule of Investments

JUNE 30, 2013 (UNAUDITED)

	Shares	Value
Common Stocks — 98.6%
AEROSPACE AND DEFENSE — 1.4%
TransDigm Group, Inc.	29,912	$4,689,304
Triumph Group, Inc.	9,162	725,173
		5,414,477
AUTO COMPONENTS — 1.1%
BorgWarner, Inc.(1)	46,528	4,008,387
AUTOMOBILES — 1.9%
Harley-Davidson, Inc.	99,079	5,431,511
Tesla Motors, Inc.(1)	17,468	1,876,587
		7,308,098
BEVERAGES — 1.0%
Brown-Forman Corp., Class B	49,621	3,351,898
Constellation Brands, Inc., Class A(1)	11,905	620,489
		3,972,387
BIOTECHNOLOGY — 3.3%
Alexion Pharmaceuticals, Inc.(1)	29,420	2,713,701
Grifols SA	93,152	3,419,285
Medivation, Inc.(1)	32,750	1,611,300
Onyx Pharmaceuticals, Inc.(1)	33,649	2,921,406
Regeneron Pharmaceuticals, Inc.(1)	9,123	2,051,580
		12,717,272
BUILDING PRODUCTS — 2.5%
Fortune Brands Home & Security, Inc.	112,021	4,339,693
Lennox International, Inc.	77,529	5,003,722
		9,343,415
CAPITAL MARKETS — 2.6%
Affiliated Managers Group, Inc.(1)	26,080	4,275,555
Charles Schwab Corp. (The)	18,180	385,962
KKR & Co. LP	124,832	2,454,197
Lazard Ltd. Class A	81,448	2,618,553
		9,734,267
CHEMICALS — 4.3%
Cytec Industries, Inc.	32,008	2,344,586
FMC Corp.	82,356	5,028,657
Sherwin-Williams Co. (The)	38,764	6,845,723
Westlake Chemical Corp.	21,808	2,102,509
		16,321,475
COMMERCIAL BANKS — 1.8%
East West Bancorp., Inc.	86,886	2,389,365
SVB Financial Group(1)	51,726	4,309,810
		6,699,175
COMMERCIAL SERVICES AND SUPPLIES — 0.9%
Stericycle, Inc.(1)	31,476	3,475,895
COMMUNICATIONS EQUIPMENT — 0.4%
Palo Alto Networks, Inc.(1)	36,358	1,532,853
COMPUTERS AND PERIPHERALS — 1.6%
NetApp, Inc.(1)	159,833	6,038,491
CONSTRUCTION AND ENGINEERING — 2.9%
Chicago Bridge & Iron Co. NV New York Shares	32,519	1,940,083
MasTec, Inc.(1)	140,374	4,618,305
Quanta Services, Inc.(1)	168,109	4,448,164
		11,006,552
CONSTRUCTION MATERIALS — 1.1%
Martin Marietta Materials, Inc.	22,443	2,208,840
Texas Industries, Inc.(1)	29,203	1,902,283
		4,111,123
CONSUMER FINANCE — 1.5%
Discover Financial Services	122,600	5,840,664
DIVERSIFIED CONSUMER SERVICES — 0.6%
Sotheby’s	60,358	2,288,172
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
tw telecom, inc., Class A(1)	113,481	3,193,355
ELECTRICAL EQUIPMENT — 1.0%
Eaton Corp. plc	59,229	3,897,861
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.3%
FLIR Systems, Inc.	155,565	4,195,588
Trimble Navigation Ltd.(1)	169,874	4,418,423
		8,614,011
ENERGY EQUIPMENT AND SERVICES — 2.5%
Atwood Oceanics, Inc.(1)	56,071	2,918,496
Cameron International Corp.(1)	78,245	4,785,464
Patterson-UTI Energy, Inc.	87,493	1,693,427
		9,397,387
FOOD AND STAPLES RETAILING — 3.9%
Costco Wholesale Corp.	56,334	6,228,850
Whole Foods Market, Inc.	167,316	8,613,428
		14,842,278

5

Shares	Value

FOOD PRODUCTS — 1.5%
Hain Celestial Group, Inc. (The)(1)	31,800	$2,066,046
Mead Johnson Nutrition Co.	46,060	3,649,334
		5,715,380
HEALTH CARE EQUIPMENT AND SUPPLIES — 2.2%
Cooper Cos., Inc. (The)	28,200	3,357,210
Sirona Dental Systems, Inc.(1)	28,889	1,903,207
Teleflex, Inc.	42,394	3,285,111
		8,545,528
HEALTH CARE PROVIDERS AND SERVICES — 2.7%
Catamaran Corp.(1)	209,753	10,219,166
HEALTH CARE TECHNOLOGY — 0.8%
Cerner Corp.(1)	31,928	3,067,962
HOTELS, RESTAURANTS AND LEISURE — 3.0%
Marriott International, Inc. Class A	80,840	3,263,511
Norwegian Cruise Line Holdings Ltd.(1)	67,184	2,036,347
Panera Bread Co., Class A(1)	16,299	3,030,636
Wyndham Worldwide Corp.	54,015	3,091,278
		11,421,772
HOUSEHOLD DURABLES — 0.5%
Toll Brothers, Inc.(1)	58,947	1,923,441
HOUSEHOLD PRODUCTS — 1.2%
Church & Dwight Co., Inc.	76,869	4,743,586
INSURANCE — 0.4%
Cincinnati Financial Corp.	31,552	1,448,237
INTERNET AND CATALOG RETAIL — 2.0%
priceline.com, Inc.(1)	5,962	4,931,349
TripAdvisor, Inc.(1)	44,620	2,716,019
		7,647,368
INTERNET SOFTWARE AND SERVICES — 2.0%
LinkedIn Corp., Class A(1)	38,774	6,913,404
Xoom Corp.(1)	26,038	596,791
		7,510,195
IT SERVICES — 2.7%
Alliance Data Systems Corp.(1)	48,282	8,740,491
Cognizant Technology Solutions Corp., Class A(1)	24,397	1,527,496
		10,267,987
LIFE SCIENCES TOOLS AND SERVICES — 0.8%
Covance, Inc.(1)	38,733	2,949,131
MACHINERY — 2.4%
Flowserve Corp.	84,984	4,589,986
Middleby Corp.(1)	13,790	2,345,541
Trinity Industries, Inc.	52,340	2,011,950
		8,947,477
MEDIA — 4.3%
AMC Networks, Inc.(1)	51,573	3,373,390
Discovery Communications, Inc. Class A(1)	83,973	6,483,555
Liberty Global plc Class A(1)	39,276	2,909,566
Sirius XM Radio, Inc.	1,070,527	3,586,266
		16,352,777
OIL, GAS AND CONSUMABLE FUELS — 1.5%
Cabot Oil & Gas Corp.	78,154	5,550,497
PAPER AND FOREST PRODUCTS†
Boise Cascade Co.(1)	1,613	40,986
PHARMACEUTICALS — 2.5%
Actavis, Inc.(1)	45,481	5,740,612
Perrigo Co.	28,394	3,435,674
Zoetis, Inc.	11,429	353,042
		9,529,328
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 1.3%
CBRE Group, Inc.(1)	93,033	2,173,251
Realogy Holdings Corp.(1)	60,635	2,912,905
		5,086,156
ROAD AND RAIL — 5.4%
Canadian Pacific Railway Ltd. New York Shares	87,472	10,617,351
Genesee & Wyoming, Inc. Class A(1)	27,856	2,363,303
Kansas City Southern	71,265	7,551,240
		20,531,894
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.4%
ARM Holdings plc	180,343	2,180,626
Cree, Inc.(1)	43,235	2,760,987
NXP Semiconductor NV(1)	101,192	3,134,928
Xilinx, Inc.	125,734	4,980,324
		13,056,865
SOFTWARE — 4.3%
CommVault Systems, Inc.(1)	54,048	4,101,703
Electronic Arts, Inc.(1)	109,860	2,523,484
NetSuite, Inc.(1)	68,375	6,272,722
Splunk, Inc.(1)	75,571	3,503,472
		16,401,381
SPECIALTY RETAIL — 7.3%
DSW, Inc., Class A	33,525	2,463,082
GNC Holdings, Inc. Class A	64,848	2,866,930
Lumber Liquidators Holdings, Inc.(1)	47,571	3,704,354
O’Reilly Automotive, Inc.(1)	24,307	2,737,454
PetSmart, Inc.	69,192	4,635,172
Ross Stores, Inc.	67,963	4,404,682

6

Shares	Value

Tractor Supply Co.	35,324	$4,154,456
Urban Outfitters, Inc.(1)	65,993	2,654,238
		27,620,368
TEXTILES, APPAREL AND LUXURY GOODS — 4.2%
Fifth & Pacific Cos., Inc.(1)	111,290	2,486,219
Hanesbrands, Inc.	60,700	3,121,194
Michael Kors Holdings Ltd.(1)	59,861	3,712,579
PVH Corp.	30,004	3,752,000
Under Armour, Inc. Class A(1)	50,595	3,021,027
		16,093,019
TRADING COMPANIES AND DISTRIBUTORS — 0.9%
United Rentals, Inc.(1)	68,385	3,413,095
WIRELESS TELECOMMUNICATION SERVICES — 1.9%
SBA Communications Corp., Class A(1)	100,096	7,419,116
TOTAL COMMON STOCKS (Cost $270,725,672)		375,260,307
Temporary Cash Investments — 0.6%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00%, 1/15/14, valued at $322,363), in a joint trading account at 0.06%, dated 6/28/13, due 7/1/13 (Delivery value $315,771)		$315,769
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $965,207), in a joint trading account at 0.05%, dated 6/28/13, due 7/1/13 (Delivery value $947,310)		947,306
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $321,180), in a joint trading account at 0.04%, dated 6/28/13, due 7/1/13 (Delivery value $315,770)		315,769
SSgA U.S. Government Money Market Fund	871,676	871,676
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,450,520)		2,450,520
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $273,176,192)		377,710,827
OTHER ASSETS AND LIABILITIES — 0.8%		2,857,689
TOTAL NET ASSETS — 100.0%		$380,568,516

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss)
USD	2,351,187	EUR	1,795,155	UBS AG	7/31/2013	$14,255
USD	127,304	EUR	97,810	UBS AG	7/31/2013	(24)
USD	118,937	EUR	91,173	UBS AG	7/31/2013	249
USD	1,582,809	GBP	1,025,926	Credit Suisse AG	7/31/2013	22,734
USD	56,942	GBP	37,196	Credit Suisse AG	7/31/2013	381
						$37,595

Notes to Schedule of Investments

EUR = Euro

GBP = British Pound

USD = United States Dollar

† Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

JUNE 30, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $273,176,192)	$377,710,827
Foreign currency holdings, at value (cost of $27,127)	26,693
Receivable for investments sold	10,142,188
Receivable for capital shares sold	104,389
Unrealized gain on forward foreign currency exchange contracts	37,619
Dividends and interest receivable	129,553
388,151,269

Liabilities
Payable for investments purchased	7,197,100
Payable for capital shares redeemed	75,267
Unrealized loss on forward foreign currency exchange contracts	24
Accrued management fees	310,362
7,582,753

Net Assets	$380,568,516

Class I Capital Shares, $0.01 Par Value
Shares authorized	150,000,000
Shares outstanding	24,529,185

Net Asset Value Per Share	$15.51

Net Assets Consist of:
Capital (par value and paid-in surplus)	$251,162,955
Accumulated net investment loss	(986,232)
Undistributed net realized gain	25,820,270
Net unrealized appreciation	104,571,523
$380,568,516

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $11,719)	$936,110
Interest	1,237
937,347

Expenses:
Management fees	1,869,166
Directors’ fees and expenses	6,808
Other expenses	125
1,876,099

Net investment income (loss)	(938,752)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	26,300,119
Foreign currency transactions	26,968
26,327,087

Change in net unrealized appreciation (depreciation) on:
Investments	14,221,747
Translation of assets and liabilities in foreign currencies	36,385
14,258,132

Net realized and unrealized gain (loss)	40,585,219

Net Increase (Decrease) in Net Assets Resulting from Operations	$39,646,467

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2012
Increase (Decrease) in Net Assets	June 30, 2013	December 31, 2012
Operations
Net investment income (loss)	$(938,752)	$(127,072)
Net realized gain (loss)	26,327,087	15,295,473
Change in net unrealized appreciation (depreciation)	14,258,132	35,066,268
Net increase (decrease) in net assets resulting from operations	39,646,467	50,234,669

Distributions to Shareholders
From net realized gains	(15,185,208)	(19,671,679)

Capital Share Transactions
Proceeds from shares sold	11,619,880	41,711,095
Proceeds from reinvestment of distributions	15,185,208	19,671,679
Payments for shares redeemed	(31,142,775)	(45,284,876)
Net increase (decrease) in net assets from capital share transactions	(4,337,687)	16,097,898

Net increase (decrease) in net assets	20,123,572	46,660,888

Net Assets
Beginning of period	360,444,944	313,784,056
End of period	$380,568,516	$360,444,944

Accumulated net investment loss	$(986,232)	$(47,480)

Transactions in Shares of the Fund
Sold	753,395	2,887,680
Issued in reinvestment of distributions	1,001,002	1,320,247
Redeemed	(2,019,027)	(3,154,015)
Net increase (decrease) in shares of the fund	(264,630)	1,053,912

See Notes to Financial Statements.

10

Notes to Financial Statements

JUNE 30, 2013 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Capital Appreciation Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek capital growth.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

11

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

12

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.90% to 1.00%. The effective annual management fee for the six months ended June 30, 2013 was 0.99%.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2013 were $138,263,612 and $154,776,571, respectively.

5. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

13

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$343,748,868	—	—
Foreign Common Stocks	25,911,528	$5,599,911	—
Temporary Cash Investments	871,676	1,578,844	—
Total Value of Investment Securities	$370,532,072	$7,178,755	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$37,595	—

6. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

The value of foreign currency risk derivative instruments as of June 30, 2013, is disclosed on the Statement of Assets and Liabilities as an asset of $37,619 in unrealized gain on forward foreign currency exchange contracts and a liability of $24 in unrealized loss on forward foreign currency exchange contracts. For the six months ended June 30, 2013, the effect of foreign currency risk derivative instruments on the Statement of Operations was $27,217 in net realized gain (loss) on foreign currency transactions and $37,069 in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

The fund invests in common stocks of small companies. Because of this, it may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

14

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$273,578,957
Gross tax appreciation of investments	$106,870,970
Gross tax depreciation of investments	(2,739,100)
Net tax appreciation (depreciation) of investments	$104,131,870

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2012, the fund had late-year ordinary loss deferrals of $(46,542), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2013(3)	$14.54	(0.04)	1.64	1.60	—	(0.63)	(0.63)	$15.51	11.08%	0.99%(4)	(0.50)%(4)	37%	$380,569
2012	$13.22	(0.01)	2.15	2.14	—	(0.82)	(0.82)	$14.54	16.00%	1.00%	(0.04)%	74%	$360,445
2011	$14.14	(0.05)	(0.87)	(0.92)	—	—	—	$13.22	(6.51)%	1.00%	(0.39)%	98%	$313,784
2010	$10.77	(0.04)	3.41	3.37	—	—	—	$14.14	31.29%	1.01%	(0.35)%	117%	$356,734
2009	$7.94	(0.02)	2.92	2.90	(0.07)	—	(0.07)	$10.77	37.07%	1.00%	(0.27)%	153%	$265,304
2008	$15.98	(0.05)	(6.96)	(7.01)	—	(1.03)	(1.03)	$7.94	(46.18)%	1.00%	(0.39)%	166%	$269,681

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended June 30, 2013 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

16

Approval of Management Agreement

At a meeting held on June 20, 2013, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•

the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Directors also had the benefit of the advice of independent counsel throughout the period.

17

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has

18

an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

19

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund

20

shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

21

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Variable Portfolios, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-79300 1308

SEMIANNUAL REPORT	JUNE 30, 2013

VP Growth Fund

Performance	2
Fund Characteristics	3
Shareholder Fee Example	4
Schedule of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Notes to Financial Statements	11
Financial Highlights	15
Approval of Management Agreement	16
Additional Information	21

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
Class I	AWRIX	9.51%	13.02%	6.24%	5/2/11
Russell 1000 Growth Index	—	11.80%	17.07%	9.19%	—
Class II	AWREX	9.41%	12.90%	6.08%	5/2/11

(1) Total returns for periods less than one year are not annualized.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I	Class II
1.01%	1.16%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

2

Fund Characteristics

JUNE 30, 2013
Top Ten Holdings	% of net assets
Apple, Inc.	3.7%
Google, Inc. Class A	3.1%
Microsoft Corp.	2.8%
Philip Morris International, Inc.	2.3%
Comcast Corp., Class A	2.2%
Coca-Cola Co. (The)	2.2%
PepsiCo, Inc.	2.1%
MasterCard, Inc., Class A	2.0%
Oracle Corp.	1.8%
Union Pacific Corp.	1.7%

Top Five Industries	% of net assets
Software	6.7%
Computers and Peripherals	6.2%
Media	5.5%
Aerospace and Defense	5.1%
Beverages	5.0%

Types of Investments in Portfolio	% of net assets
Common Stocks	96.4%
Exchange-Traded Funds	0.2%
Total Equity Exposure	96.6%
Temporary Cash Investments	5.0%
Other Assets and Liabilities	(1.6)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period(1) 1/1/13 – 6/30/13	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,095.10	$5.25	1.01%
Class II	$1,000	$1,094.10	$6.02	1.16%
Hypothetical
Class I	$1,000	$1,019.79	$5.06	1.01%
Class II	$1,000	$1,019.04	$5.81	1.16%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

4

Schedule of Investments

JUNE 30, 2013 (UNAUDITED)

	Shares	Value
Common Stocks — 96.4%
AEROSPACE AND DEFENSE — 5.1%
Boeing Co. (The)	312	$ 31,961
Honeywell International, Inc.	954	75,691
Precision Castparts Corp.	214	48,366
Textron, Inc.	773	20,137
United Technologies Corp.	595	55,299
		231,454
AIR FREIGHT AND LOGISTICS — 1.6%
United Parcel Service, Inc., Class B	828	71,605
AIRLINES — 0.3%
Alaska Air Group, Inc.(1)	232	12,064
AUTOMOBILES — 0.9%
Harley-Davidson, Inc.	769	42,157
BEVERAGES — 5.0%
Beam, Inc.	169	10,666
Brown-Forman Corp., Class B	170	11,484
Coca-Cola Co. (The)	2,455	98,470
Monster Beverage Corp.(1)	168	10,209
PepsiCo, Inc.	1,180	96,512
		227,341
BIOTECHNOLOGY — 3.9%
Alexion Pharmaceuticals, Inc.(1)	393	36,250
Amgen, Inc.	551	54,362
Gilead Sciences, Inc.(1)	1,195	61,196
Regeneron Pharmaceuticals, Inc.(1)	121	27,210
		179,018
CAPITAL MARKETS — 0.9%
Franklin Resources, Inc.	296	40,262
CHEMICALS — 2.7%
Agrium, Inc.	227	19,740
Huntsman Corp.	298	4,935
LyondellBasell Industries NV, Class A	166	10,999
Monsanto Co.	735	72,618
W.R. Grace & Co.(1)	196	16,472
		124,764
COMMERCIAL BANKS — 0.8%
SunTrust Banks, Inc.	1,088	34,348
COMMERCIAL SERVICES AND SUPPLIES — 0.5%
Tyco International Ltd.	696	22,933
COMMUNICATIONS EQUIPMENT — 3.0%
Cisco Systems, Inc.	1,581	38,434
F5 Networks, Inc.(1)	369	25,387
QUALCOMM, Inc.	829	50,636
Riverbed Technology, Inc.(1)	1,375	21,395
		135,852
COMPUTERS AND PERIPHERALS — 6.2%
Apple, Inc.	422	167,146
EMC Corp.	1,842	43,508
NetApp, Inc.(1)	1,152	43,522
Seagate Technology plc	596	26,719
		280,895
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
CenturyLink, Inc.	165	5,833
Verizon Communications, Inc.	851	42,839
		48,672
ELECTRICAL EQUIPMENT — 0.9%
Regal-Beloit Corp.	133	8,624
Rockwell Automation, Inc.	407	33,838
		42,462
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.4%
Trimble Navigation Ltd.(1)	767	19,950
ENERGY EQUIPMENT AND SERVICES — 2.7%
Cameron International Corp.(1)	487	29,785
Core Laboratories NV	93	14,104
Oceaneering International, Inc.	534	38,555
Schlumberger Ltd.	573	41,061
		123,505
FOOD AND STAPLES RETAILING — 2.7%
Costco Wholesale Corp.	462	51,083
Wal-Mart Stores, Inc.	434	32,329
Whole Foods Market, Inc.	736	37,889
		121,301
FOOD PRODUCTS — 1.5%
Annie’s, Inc.(1)	195	8,335
Hershey Co. (The)	190	16,963
Mead Johnson Nutrition Co.	391	30,979
Pinnacle Foods, Inc.	461	11,133
		67,410
HEALTH CARE EQUIPMENT AND SUPPLIES — 2.4%
CareFusion Corp.(1)	301	11,092
Cooper Cos., Inc. (The)	103	12,262
Covidien plc	214	13,448
DENTSPLY International, Inc.	232	9,502
IDEXX Laboratories, Inc.(1)	196	17,597

5

Shares	Value

Intuitive Surgical, Inc.(1)	67	$ 33,941
ResMed, Inc.	224	10,109
		107,951
HEALTH CARE PROVIDERS AND SERVICES — 1.7%
Cardinal Health, Inc.	587	27,706
Express Scripts Holding Co.(1)	823	50,771
		78,477
HOTELS, RESTAURANTS AND LEISURE — 3.1%
Marriott International, Inc. Class A	997	40,249
McDonald’s Corp.	696	68,904
Starbucks Corp.	511	33,465
		142,618
HOUSEHOLD DURABLES — 0.6%
Mohawk Industries, Inc.(1)	264	29,697
HOUSEHOLD PRODUCTS — 0.3%
Procter & Gamble Co. (The)	201	15,475
INDUSTRIAL CONGLOMERATES — 0.7%
Danaher Corp.	521	32,979
INSURANCE — 0.6%
MetLife, Inc.	291	13,316
Travelers Cos., Inc. (The)	178	14,226
		27,542
INTERNET AND CATALOG RETAIL — 1.7%
Amazon.com, Inc.(1)	155	43,042
Expedia, Inc.	568	34,165
		77,207
INTERNET SOFTWARE AND SERVICES — 4.3%
eBay, Inc.(1)	1,065	55,082
Google, Inc. Class A(1)	159	139,979
		195,061
IT SERVICES — 3.4%
International Business Machines Corp.	331	63,257
MasterCard, Inc., Class A	157	90,197
		153,454
LIFE SCIENCES TOOLS AND SERVICES — 0.6%
Waters Corp.(1)	252	25,213
MACHINERY — 1.4%
Flowserve Corp.	284	15,339
Lincoln Electric Holdings, Inc.	223	12,771
Parker-Hannifin Corp.	386	36,825
		64,935
MEDIA — 5.5%
CBS Corp., Class B	761	37,190
Comcast Corp., Class A	2,444	102,355
Discovery Communications, Inc. Class C(1)	366	25,495
Scripps Networks Interactive, Inc. Class A	430	28,707
Viacom, Inc., Class B	841	57,230
		250,977
METALS AND MINING — 0.5%
Nucor Corp.	540	23,393
MULTI-UTILITIES — 0.4%
DTE Energy Co.	257	17,222
MULTILINE RETAIL — 0.6%
Target Corp.	371	25,547
OIL, GAS AND CONSUMABLE FUELS — 2.5%
EOG Resources, Inc.	319	42,006
Noble Energy, Inc.	610	36,624
Occidental Petroleum Corp.	381	33,997
		112,627
PERSONAL PRODUCTS — 0.5%
Estee Lauder Cos., Inc. (The), Class A	350	23,020
PHARMACEUTICALS — 4.6%
AbbVie, Inc.	1,468	60,687
Allergan, Inc.	464	39,087
Bristol-Myers Squibb Co.	1,605	71,728
Eli Lilly & Co.	504	24,757
Zoetis, Inc.	488	15,074
		211,333
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.3%
American Campus Communities, Inc.	402	16,345
Simon Property Group, Inc.	276	43,586
		59,931
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.6%
CBRE Group, Inc.(1)	1,084	25,322
ROAD AND RAIL — 1.7%
Union Pacific Corp.	501	77,294
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.1%
Altera Corp.	711	23,456
Freescale Semiconductor Ltd.(1)	968	13,116
Linear Technology Corp.	1,045	38,498
Teradyne, Inc.(1)	1,300	22,841
		97,911
SOFTWARE — 6.7%
Cadence Design Systems, Inc.(1)	1,672	24,210
CommVault Systems, Inc.(1)	120	9,107
Electronic Arts, Inc.(1)	1,257	28,873

6

Shares	Value
Microsoft Corp.	3,634	$ 125,482
NetSuite, Inc.(1)	109	10,000
Oracle Corp.	2,603	79,964
Splunk, Inc.(1)	185	8,577
Symantec Corp.	796	17,886
		304,099
SPECIALTY RETAIL — 4.3%
Chico’s FAS, Inc.	721	12,300
Foot Locker, Inc.	378	13,279
GNC Holdings, Inc. Class A	747	33,025
Home Depot, Inc. (The)	828	64,145
Lowe’s Cos., Inc.	1,177	48,139
Urban Outfitters, Inc.(1)	606	24,374
		195,262
TEXTILES, APPAREL AND LUXURY GOODS — 1.3%
Coach, Inc.	588	33,569
PVH Corp.	224	28,011
		61,580
TOBACCO — 2.3%
Philip Morris International, Inc.	1,216	105,330
WIRELESS TELECOMMUNICATION SERVICES — 0.5%
SBA Communications Corp., Class A(1)	278	20,605
TOTAL COMMON STOCKS (Cost $4,074,248)		4,388,055
Exchange-Traded Funds — 0.2%
iShares Russell 1000 Growth Index Fund (Cost $11,287)	154	11,202
Temporary Cash Investments — 5.0%
Federal Home Loan Bank Discount Notes, 0.00%, 7/1/13(2)	226,000	226,000
SSgA U.S. Government Money Market Fund	592	592
TOTAL TEMPORARY CASH INVESTMENTS (Cost $226,592)		226,592
TOTAL INVESTMENT SECURITIES — 101.6% (Cost $4,312,127)		4,625,849
OTHER ASSETS AND LIABILITIES — (1.6)%		(72,017)
TOTAL NET ASSETS — 100.0%		$4,553,832

Notes to Schedule of Investments

(1)	Non-income producing.

(2)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

JUNE 30, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $4,312,127)	$4,625,849
Receivable for investments sold	171,602
Receivable for capital shares sold	93,785
Dividends receivable	3,983
4,895,219

Liabilities
Payable for investments purchased	337,519
Accrued management fees	3,130
Distribution fees payable	738
341,387

Net Assets	$4,553,832

Net Assets Consist of:
Capital (par value and paid-in surplus)	$4,326,375
Undistributed net investment income	5,980
Accumulated net realized loss	(92,245)
Net unrealized appreciation	313,722
$4,553,832

	Net assets	Shares outstanding	Net asset value per share
Class I, $0.01 Par Value	$569,878	50,486	$11.29
Class II, $0.01 Par Value	$3,983,954	353,273	$11.28

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $32)	$ 22,887

Expenses:
Management fees	13,765
Distribution fees - Class II	3,052
Directors’ fees and expenses	90
16,907

Net investment income (loss)	5,980

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	2,970
Change in net unrealized appreciation (depreciation) on investments	186,892

Net realized and unrealized gain (loss)	189,862

Net Increase (Decrease) in Net Assets Resulting from Operations	$195,842

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2012
Increase (Decrease) in Net Assets	June 30, 2013	December 31, 2012
Operations
Net investment income (loss)	$ 5,980	$ 7,644
Net realized gain (loss)	2,970	(22,774)
Change in net unrealized appreciation (depreciation)	186,892	142,560
Net increase (decrease) in net assets resulting from operations	195,842	127,430

Distributions to Shareholders
From net investment income:
Class I	—	(2,738)
Class II	—	(4,988)
Decrease in net assets from distributions	—	(7,726)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	2,519,612	802,548

Net increase (decrease) in net assets	2,715,454	922,252

Net Assets
Beginning of period	1,838,378	916,126
End of period	$4,553,832	$1,838,378

Undistributed net investment income	$5,980	—

See Notes to Financial Statements.

10

Notes to Financial Statements

June 30, 2013 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth.

The fund offers Class I and Class II. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. Class II is charged a lower unified management fee because it has a separate arrangement for distribution services.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

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Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The annual management fee for each class is 1.00% and 0.90% for Class I and Class II, respectively.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2013 are detailed in the Statement of Operations.

12

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC. ACIM owns 25% of the outstanding shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2013 were $3,522,136 and $1,140,588, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2013		Year ended December 31, 2012
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	50,000,000		50,000,000
Issued in reinvestment of distributions	—	—	270	$2,738
Class II/Shares Authorized	50,000,000		50,000,000
Sold	245,621	$2,750,863	77,148	795,769
Issued in reinvestment of distributions	—	—	492	4,988
Redeemed	(20,174)	(231,251)	(91)	(947)
	225,447	2,519,612	77,549	799,810
Net increase (decrease)	225,447	$2,519,612	77,819	$802,548

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$4,388,055	—	—
Exchange-Traded Funds	11,202	—	—
Temporary Cash Investments	592	$226,000	—
Total Value of Investment Securities	$4,399,849	$226,000	—

13

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,351,982
Gross tax appreciation of investments	$314,590
Gross tax depreciation of investments	(40,723)
Net tax appreciation (depreciation) of investments	$273,867

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2012, the fund had accumulated short-term capital losses of $(72,444) and accumulated long-term capital losses of $(8,795), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

14

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2013(3)	$10.31	0.03	0.95	0.98	—	$11.29	9.51%	1.01%(4)	0.52%(4)	38%	$570
2012	$9.12	0.07	1.17	1.24	(0.05)	$10.31	13.66%	1.01%	0.73%	78%	$521
2011(5)	$10.00	0.04	(0.88)	(0.84)	(0.04)	$9.12	(8.41)%	1.00%(4)	0.64%(4)	66%	$458
Class II
2013(3)	$10.31	0.02	0.95	0.97	—	$11.28	9.41%	1.16%(4)	0.37%(4)	38%	$3,984
2012	$9.12	0.06	1.17	1.23	(0.04)	$10.31	13.49%	1.16%	0.58%	78%	$1,318
2011(5)	$10.00	0.03	(0.88)	(0.85)	(0.03)	$9.12	(8.50)%	1.15%(4)	0.49%(4)	66%	$458

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended June 30, 2013 (unaudited).

(4)	Annualized.

(5)	May 2, 2011 (fund inception) through December 31, 2011.

See Notes to Financial Statements.

15

Approval of Management Agreement

At a meeting held on June 20, 2013, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•

the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Directors also had the benefit of the advice of independent counsel throughout the period.

16

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments

17

funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

18

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund

19

portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

20

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Variable Portfolios, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-79306 1308

SEMIANNUAL REPORT	JUNE 30, 2013

VP Income & Growth Fund

Performance	2
Fund Characteristics	3
Shareholder Fee Example	4
Schedule of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Notes to Financial Statements	11
Financial Highlights	16
Approval of Management Agreement	18
Additional Information	23

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Class I	AVGIX	16.65%	22.91%	6.68%	6.87%	5.52%	10/30/97
S&P 500 Index	—	13.82%	20.60%	7.01%	7.29%	5.53%	—
Class II	AVPGX	16.67%	22.77%	6.42%	6.62%	5.19%	5/1/02
Class III	AIGTX	16.80%	23.07%	6.70%	6.88%	6.48%	6/26/02

(1)	Total returns for periods less than one year are not annualized.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I	Class II	Class III
0.70%	0.95%	0.70%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

2

Fund Characteristics

JUNE 30, 2013
Top Ten Holdings	% of net assets
Exxon Mobil Corp.	3.6%
Apple, Inc.	3.3%
Microsoft Corp.	2.8%
Johnson & Johnson	2.4%
AT&T, Inc.	2.2%
Wells Fargo & Co.	2.2%
Pfizer, Inc.	2.1%
Verizon Communications, Inc.	1.9%
Merck & Co., Inc.	1.8%
JPMorgan Chase & Co.	1.7%

Top Five Industries	% of net assets
Pharmaceuticals	8.4%
Oil, Gas and Consumable Fuels	7.8%
Computers and Peripherals	6.2%
Insurance	6.0%
Aerospace and Defense	5.0%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.3%
Temporary Cash Investments	0.6%
Other Assets and Liabilities	0.1%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period(1) 1/1/13 – 6/30/13	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,166.50	$3.76	0.70%
Class II	$1,000	$1,166.70	$5.10	0.95%
Class III	$1,000	$1,168.00	$3.76	0.70%
Hypothetical
Class I	$1,000	$1,021.32	$3.51	0.70%
Class II	$1,000	$1,020.08	$4.76	0.95%
Class III	$1,000	$1,021.32	$3.51	0.70%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

4

Schedule of Investments

JUNE 30, 2013 (UNAUDITED)

	Shares	Value
Common Stocks — 99.3%
AEROSPACE AND DEFENSE — 5.0%
Boeing Co. (The)	37,276	$3,818,554
General Dynamics Corp.	13,237	1,036,854
Honeywell International, Inc.	9,650	765,631
Lockheed Martin Corp.	21,286	2,308,680
Northrop Grumman Corp.	30,969	2,564,233
Raytheon Co.	42,201	2,790,330
		13,284,282
BEVERAGES — 1.2%
Coca-Cola Co. (The)	17,836	715,402
PepsiCo, Inc.	31,275	2,557,982
		3,273,384
BIOTECHNOLOGY — 1.4%
Amgen, Inc.	37,151	3,665,318
CAPITAL MARKETS — 2.0%
Goldman Sachs Group, Inc. (The)	9,953	1,505,391
Janus Capital Group, Inc.	103,141	877,730
T. Rowe Price Group, Inc.	9,889	723,380
Waddell & Reed Financial, Inc., Class A	49,244	2,142,114
		5,248,615
CHEMICALS — 3.6%
Dow Chemical Co. (The)	59,327	1,908,549
E.I. du Pont de Nemours & Co.	58,920	3,093,300
Monsanto Co.	31,931	3,154,783
Potash Corp. of Saskatchewan, Inc.	32,807	1,250,931
		9,407,563
COMMERCIAL BANKS — 2.2%
Wells Fargo & Co.	143,144	5,907,553
COMMERCIAL SERVICES AND SUPPLIES — 0.9%
Pitney Bowes, Inc.	167,999	2,466,225
COMMUNICATIONS EQUIPMENT — 3.9%
Cisco Systems, Inc.	181,204	4,405,069
Harris Corp.	41,142	2,026,244
QUALCOMM, Inc.	64,238	3,923,657
		10,354,970
COMPUTERS AND PERIPHERALS — 6.2%
Apple, Inc.	21,783	8,627,811
Hewlett-Packard Co.	69,467	1,722,781
Lexmark International, Inc., Class A	75,647	2,312,529
Seagate Technology plc	53,940	2,418,130
Western Digital Corp.	22,600	1,403,234
		16,484,485
CONSUMER FINANCE†
Cash America International, Inc.	1,486	67,554
CONTAINERS AND PACKAGING — 0.9%
Packaging Corp. of America	48,417	2,370,496
Sonoco Products Co.	3,713	128,359
		2,498,855
DIVERSIFIED FINANCIAL SERVICES — 2.0%
Citigroup, Inc.	14,811	710,484
JPMorgan Chase & Co.	86,073	4,543,793
		5,254,277
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.8%
AT&T, Inc.	166,977	5,910,986
BCE, Inc.	45,981	1,886,140
Verizon Communications, Inc.	99,388	5,003,192
		12,800,318
ELECTRIC UTILITIES — 2.1%
Edison International	29,279	1,410,077
Pinnacle West Capital Corp.	37,365	2,072,636
Portland General Electric Co.	67,817	2,074,522
		5,557,235
ELECTRICAL EQUIPMENT — 1.8%
Emerson Electric Co.	49,351	2,691,603
Rockwell Automation, Inc.	25,677	2,134,786
		4,826,389
ENERGY EQUIPMENT AND SERVICES — 0.8%
Ensco plc, Class A	37,293	2,167,469
FOOD AND STAPLES RETAILING — 1.8%
CVS Caremark Corp.	18,754	1,072,354
Safeway, Inc.	91,936	2,175,206
Wal-Mart Stores, Inc.	22,001	1,638,854
		4,886,414
FOOD PRODUCTS — 1.5%
Archer-Daniels-Midland Co.	41,307	1,400,721
General Mills, Inc.	54,493	2,644,545
		4,045,266
HEALTH CARE EQUIPMENT AND SUPPLIES — 4.3%
Abbott Laboratories	88,261	3,078,544
Becton Dickinson and Co.	24,054	2,377,257
Medtronic, Inc.	64,262	3,307,565
St. Jude Medical, Inc.	58,994	2,691,896
		11,455,262
HOUSEHOLD DURABLES — 1.7%
Garmin Ltd.	59,316	2,144,867
Newell Rubbermaid, Inc.	86,692	2,275,665
		4,420,532

5

Shares	Value

HOUSEHOLD PRODUCTS — 2.2%
Kimberly-Clark Corp.	28,066	$2,726,331
Procter & Gamble Co. (The)	40,257	3,099,387
		5,825,718
INDUSTRIAL CONGLOMERATES — 0.9%
General Electric Co.	99,909	2,316,890
INSURANCE — 6.0%
ACE Ltd.	10,027	897,216
Aflac, Inc.	50,074	2,910,301
Axis Capital Holdings Ltd.	47,792	2,187,918
Berkshire Hathaway, Inc., Class B(1)	14,889	1,666,377
MetLife, Inc.	69,629	3,186,223
Prudential Financial, Inc.	26,209	1,914,043
Reinsurance Group of America, Inc.	3,002	207,468
Sun Life Financial, Inc.	48,537	1,437,666
Travelers Cos., Inc. (The)	18,039	1,441,677
		15,848,889
INTERNET SOFTWARE AND SERVICES — 0.8%
Google, Inc. Class A(1)	2,364	2,081,195
IT SERVICES — 2.1%
Accenture plc, Class A	805	57,928
International Business Machines Corp.	17,991	3,438,260
SAIC, Inc.	152,210	2,120,285
		5,616,473
LEISURE EQUIPMENT AND PRODUCTS — 1.8%
Hasbro, Inc.	53,517	2,399,167
Mattel, Inc.	50,470	2,286,796
		4,685,963
MEDIA — 3.3%
Comcast Corp., Class A	64,675	2,708,589
Regal Entertainment Group, Class A	58,118	1,040,312
Thomson Reuters Corp.	61,666	2,008,461
Time Warner Cable, Inc.	27,366	3,078,128
		8,835,490
MULTI-UTILITIES — 0.4%
CenterPoint Energy, Inc.	39,838	935,795
MULTILINE RETAIL — 0.5%
Target Corp.	19,857	1,367,353
OIL, GAS AND CONSUMABLE FUELS — 7.8%
Chevron Corp.	27,166	3,214,824
ConocoPhillips	60,391	3,653,656
Exxon Mobil Corp.	104,581	9,448,893
Marathon Petroleum Corp.	30,913	2,196,678
Valero Energy Corp.	62,485	2,172,604
		20,686,655
PAPER AND FOREST PRODUCTS — 0.3%
International Paper Co.	19,964	884,605
PHARMACEUTICALS — 8.4%
AbbVie, Inc.	29,367	1,214,032
Bristol-Myers Squibb Co.	29,978	1,339,717
Eli Lilly & Co.	57,108	2,805,145
Johnson & Johnson	75,420	6,475,561
Merck & Co., Inc.	100,772	4,680,859
Pfizer, Inc.	202,735	5,678,607
		22,193,921
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.1%
Senior Housing Properties Trust	13,721	355,786
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 4.1%
Applied Materials, Inc.	74,010	1,103,489
Intel Corp.	175,261	4,244,821
KLA-Tencor Corp.	43,755	2,438,466
Texas Instruments, Inc.	88,379	3,081,776
		10,868,552
SOFTWARE — 4.5%
Activision Blizzard, Inc.	18,948	270,199
CA, Inc.	88,129	2,523,133
Microsoft Corp.	213,582	7,374,986
Oracle Corp.	55,393	1,701,673
		11,869,991
SPECIALTY RETAIL — 3.7%
American Eagle Outfitters, Inc.	100,500	1,835,130
Best Buy Co., Inc.	45,989	1,256,879
Foot Locker, Inc.	7,683	269,904
GameStop Corp., Class A	59,156	2,486,327
Home Depot, Inc. (The)	14,271	1,105,574
Staples, Inc.	177,977	2,822,715
		9,776,529
THRIFTS AND MORTGAGE FINANCE — 0.2%
New York Community Bancorp, Inc.	37,320	522,480
TOBACCO — 4.1%
Altria Group, Inc.	94,607	3,310,299
Lorillard, Inc.	53,504	2,337,055
Philip Morris International, Inc.	7,006	606,860
Reynolds American, Inc.	50,506	2,442,975
Universal Corp.	35,304	2,042,336
		10,739,525
TOTAL COMMON STOCKS (Cost $202,040,067)		263,483,776

6

Shares	Value

Temporary Cash Investments — 0.6%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00%, 1/15/14, valued at $208,581), in a joint trading account at 0.06%, dated 6/28/13, due 7/1/13 (Delivery value $204,315)		$204,314
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $624,525), in a joint trading account at 0.05%, dated 6/28/13, due 7/1/13 (Delivery value $612,946)		612,943
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $207,816), in a joint trading account at 0.04%, dated 6/28/13, due 7/1/13 (Delivery value $204,315)		204,314
SSgA U.S. Government Money Market Fund	564,007	564,007
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,585,578)		1,585,578
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $203,625,645)		265,069,354
OTHER ASSETS AND LIABILITIES — 0.1%		391,400
TOTAL NET ASSETS — 100.0%		$265,460,754

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

JUNE 30, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $203,625,645)	$265,069,354
Foreign currency holdings, at value (cost of $14,122)	14,122
Receivable for capital shares sold	138,462
Dividends and interest receivable	669,086
265,891,024

Liabilities
Payable for capital shares redeemed	272,841
Accrued management fees	154,173
Distribution fees payable	3,256
430,270

Net Assets	$265,460,754

Net Assets Consist of:
Capital (par value and paid-in surplus)	$229,098,342
Undistributed net investment income	83,664
Accumulated net realized loss	(25,164,317)
Net unrealized appreciation	61,443,065
$265,460,754

	Net assets	Shares outstanding	Net asset value per share
Class I, $0.01 Par Value	$244,382,882	30,683,210	$7.96
Class II, $0.01 Par Value	$15,723,839	1,973,516	$7.97
Class III, $0.01 Par Value	$5,354,033	672,101	$7.97

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $20,065)	$ 3,844,254
Interest	412
3,844,666

Expenses:
Management fees	892,822
Distribution fees — Class II	18,925
Directors’ fees and expenses	4,860
Other expenses	27
916,634

Net investment income (loss)	2,928,032

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	21,779,693
Foreign currency transactions	(639)
21,779,054

Change in net unrealized appreciation (depreciation) on:
Investments	14,462,474
Translation of assets and liabilities in foreign currencies	(494)
14,461,980

Net realized and unrealized gain (loss)	36,241,034

Net Increase (Decrease) in Net Assets Resulting from Operations	$39,169,066

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2012
Increase (Decrease) in Net Assets	June 30, 2013	December 31, 2012
Operations
Net investment income (loss)	$ 2,928,032	$ 5,041,262
Net realized gain (loss)	21,779,054	22,977,591
Change in net unrealized appreciation (depreciation)	14,461,980	5,274,084
Net increase (decrease) in net assets resulting from operations	39,169,066	33,292,937

Distributions to Shareholders
From net investment income:
Class I	(2,710,615)	(4,689,441)
Class II	(155,467)	(256,930)
Class III	(53,419)	(94,369)
Decrease in net assets from distributions	(2,919,501)	(5,040,740)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(10,340,681)	(23,938,154)

Redemption Fees
Increase in net assets from redemption fees	231	2,766

Net increase (decrease) in net assets	25,909,115	4,316,809

Net Assets
Beginning of period	239,551,639	235,234,830
End of period	$265,460,754	$239,551,639

Undistributed net investment income	$83,664	$75,133

See Notes to Financial Statements.

10

Notes to Financial Statements

JUNE 30, 2013 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Income & Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek capital growth. Income is a secondary objective.

The fund offers Class I, Class II, and Class III. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

11

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

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Redemption —The fund may impose a 1.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.65% to 0.70% for Class I, Class II and Class III. The effective annual management fee for each class for the six months ended June 30, 2013 was 0.70%.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2013 were $91,015,329 and $100,613,084, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2013		Year ended December 31, 2012
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	300,000,000		300,000,000
Sold	1,134,851	$ 8,787,333	2,911,408	$ 19,573,963
Issued in reinvestment of distributions	343,233	2,710,615	687,703	4,689,441
Redeemed	(2,921,067)	(22,144,078)	(6,909,134)	(46,479,475)
	(1,442,983)	(10,646,130)	(3,310,023)	(22,216,071)
Class II/Shares Authorized	50,000,000		50,000,000
Sold	311,104	2,420,883	438,520	2,948,256
Issued in reinvestment of distributions	19,668	155,467	37,652	256,930
Redeemed	(381,005)	(2,968,058)	(614,612)	(4,138,481)
	(50,233)	(391,708)	(138,440)	(933,295)
Class III/Shares Authorized	50,000,000		50,000,000
Sold	205,840	1,637,935	297,654	1,947,393
Issued in reinvestment of distributions	6,736	53,419	13,822	94,369
Redeemed	(131,615)	(994,197)	(422,744)	(2,830,550)
	80,961	697,157	(111,268)	(788,788)
Net increase (decrease)	(1,412,255)	$(10,340,681)	(3,559,731)	$(23,938,154)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$263,483,776	—	—
Temporary Cash Investments	564,007	$1,021,571	—
Total Value of Investment Securities	$264,047,783	$1,021,571	—

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7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$206,275,833
Gross tax appreciation of investments	$60,386,283
Gross tax depreciation of investments	(1,592,762)
Net tax appreciation (depreciation) of investments	$58,793,521

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2012, the fund had accumulated short-term capital losses of $(42,868,638), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Any unlimited losses will be required to be utilized prior to the losses which carry an expiration date. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(42,868,548) expire in 2017 and the remaining losses are unlimited.

As of December 31, 2012, the fund had post-October capital loss deferrals of $(1,364,839), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2013(3)	$6.90	0.09	1.06	1.15	(0.09)	—	(0.09)	$7.96	16.65%	0.70%(4)	2.31%(4)	36%	$244,383
2012	$6.14	0.14	0.76	0.90	(0.14)	—	(0.14)	$6.90	14.74%	0.70%	2.08%	66%	$221,515
2011	$6.05	0.10	0.09	0.19	(0.10)	—	(0.10)	$6.14	3.11%	0.70%	1.61%	54%	$217,635
2010	$5.38	0.08	0.67	0.75	(0.08)	—	(0.08)	$6.05	14.15%	0.71%	1.48%	55%	$240,243
2009	$4.82	0.09	0.70	0.79	(0.23)	—	(0.23)	$5.38	18.10%	0.70%	1.98%	46%	$243,409
2008	$8.46	0.12	(2.77)	(2.65)	(0.14)	(0.85)	(0.99)	$4.82	(34.59)%	0.70%	1.86%	57%	$245,028
Class II
2013(3)	$6.90	0.08	1.07	1.15	(0.08)	—	(0.08)	$7.97	16.67%	0.95%(4)	2.06%(4)	36%	$15,724
2012	$6.14	0.12	0.77	0.89	(0.13)	—	(0.13)	$6.90	14.46%	0.95%	1.83%	66%	$13,960
2011	$6.05	0.08	0.09	0.17	(0.08)	—	(0.08)	$6.14	2.86%	0.95%	1.36%	54%	$13,285
2010	$5.38	0.07	0.67	0.74	(0.07)	—	(0.07)	$6.05	13.86%	0.96%	1.23%	55%	$14,480
2009	$4.81	0.08	0.70	0.78	(0.21)	—	(0.21)	$5.38	17.77%	0.95%	1.73%	46%	$14,511
2008	$8.44	0.10	(2.76)	(2.66)	(0.12)	(0.85)	(0.97)	$4.81	(34.73)%	0.95%	1.61%	57%	$14,261

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For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class III
2013(3)	$6.90	0.09	1.07	1.16	(0.09)	—	(0.09)	$7.97	16.80%	0.70%(4)	2.31%(4)	36%	$5,354
2012	$6.14	0.14	0.76	0.90	(0.14)	—	(0.14)	$6.90	14.74%	0.70%	2.08%	66%	$4,077
2011	$6.05	0.10	0.09	0.19	(0.10)	—	(0.10)	$6.14	3.11%	0.70%	1.61%	54%	$4,315
2010	$5.38	0.08	0.67	0.75	(0.08)	—	(0.08)	$6.05	14.15%	0.71%	1.48%	55%	$4,551
2009	$4.82	0.09	0.70	0.79	(0.23)	—	(0.23)	$5.38	18.10%	0.70%	1.98%	46%	$3,451
2008	$8.46	0.12	(2.77)	(2.65)	(0.14)	(0.85)	(0.99)	$4.82	(34.59)%	0.70%	1.86%	57%	$3,131

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended June 30, 2013 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

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Approval of Management Agreement

At a meeting held on June 20, 2013, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•

the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Directors also had the benefit of the advice of independent counsel throughout the period.

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Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has

19

an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

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Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund

21

shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

22

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Variable Portfolios, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-79296 1308

SEMIANNUAL REPORT	JUNE 30, 2013

VP International Fund

Performance	2
Fund Characteristics	3
Shareholder Fee Example	4
Schedule of Investments	6
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Notes to Financial Statements	12
Financial Highlights	17
Approval of Management Agreement	20
Additional Information	25

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Class I	AVIIX	4.40%(2)	20.61%(2)	0.21%(2)	7.80%(2)	5.79%	5/1/94
MSCI EAFE Index	—	4.10%	18.62%	-0.63%	7.66%	4.61%(3)	—
MSCI EAFE Growth Index	—	5.47%	18.67%	-0.38%	7.61%	3.58%(3)	—
Class II	ANVPX	4.25%(2)	20.46%(2)	0.06%(2)	7.63%(2)	4.06%(2)	8/15/01
Class III	AIVPX	4.40%(2)	20.61%(2)	0.21%(2)	7.80%(2)	5.43%	5/2/02
Class IV	AVPLX	4.36%(2)	20.59%(2)	0.06%(2)	—	6.25%(2)	5/3/04

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

(3)	Since 4/30/94, the date nearest Class I’s inception for which data are available.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I	Class II	Class III	Class IV
1.42%	1.57%	1.42%	1.57%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

2

Fund Characteristics

JUNE 30, 2013
Top Ten Holdings	% of net assets
Roche Holding AG	2.7%
Toyota Motor Corp.	2.2%
Unilever plc	2.0%
Sanofi	1.9%
ASML Holding NV	1.6%
Novartis AG	1.5%
Whitbread plc	1.5%
ORIX Corp.	1.5%
Muenchener Rueckversicherungs AG	1.5%
L’Oreal SA	1.4%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	99.4%
Temporary Cash Investments	0.1%
Other Assets and Liabilities	0.5%

Investments by Country	% of net assets
United Kingdom	20.3%
Japan	19.8%
France	12.3%
Switzerland	8.3%
Germany	7.2%
Australia	4.6%
Netherlands	3.2%
Sweden	3.2%
Denmark	2.3%
Other Countries	18.2%
Cash and Equivalents*	0.6%
*Includes temporary cash investments and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13		Expenses Paid During Period(1) 1/1/13 – 6/30/13	Annualized Expense Ratio(1)
Actual
Class I (after waiver)	$1,000	$1,044.00		$5.42	1.07%
Class I (before waiver)	$1,000	$1,044.00	(2)	$6.94	1.37%
Class II (after waiver)	$1,000	$1,042.50		$6.18	1.22%
Class II (before waiver)	$1,000	$1,042.50	(2)	$7.70	1.52%
Class III (after waiver)	$1,000	$1,044.00		$5.42	1.07%
Class III (before waiver)	$1,000	$1,044.00	(2)	$6.94	1.37%
Class IV (after waiver)	$1,000	$1,043.60		$6.18	1.22%
Class IV (before waiver)	$1,000	$1,043.60	(2)	$7.70	1.52%
Hypothetical
Class I (after waiver)	$1,000	$1,019.49		$5.36	1.07%
Class I (before waiver)	$1,000	$1,018.00		$6.85	1.37%
Class II (after waiver)	$1,000	$1,018.75		$6.11	1.22%
Class II (before waiver)	$1,000	$1,017.26		$7.60	1.52%
Class III (after waiver)	$1,000	$1,019.49		$5.36	1.07%
Class III (before waiver)	$1,000	$1,018.00		$6.85	1.37%
Class IV (after waiver)	$1,000	$1,018.75		$6.11	1.22%
Class IV (before waiver)	$1,000	$1,017.26		$7.60	1.52%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

5

Schedule of Investments

JUNE 30, 2013 (UNAUDITED)

	Shares	Value
Common Stocks — 99.4%
AUSTRALIA — 4.6%
BHP Billiton Ltd.	95,476	$ 2,739,152
Commonwealth Bank of Australia	37,721	2,386,554
CSL Ltd.	53,558	3,016,279
Iluka Resources Ltd.	86,520	790,477
James Hardie Industries SE	88,993	764,238
Treasury Wine Estates Ltd.	346,101	1,842,185
		11,538,885
AUSTRIA — 0.4%
Erste Group Bank AG	39,270	1,048,129
BELGIUM — 1.1%
Anheuser-Busch InBev NV	30,570	2,721,336
BRAZIL — 0.2%
BR Malls Participacoes SA	57,200	511,412
CANADA — 1.1%
Canadian Pacific Railway Ltd.	22,370	2,712,604
CHINA — 0.6%
Ctrip.com International Ltd. ADR(1)	15,070	491,734
Haier Electronics Group Co. Ltd.	279,000	444,613
Tencent Holdings Ltd.	11,300	443,197
		1,379,544
DENMARK — 2.3%
Christian Hansen Holding A/S	46,030	1,576,078
Coloplast A/S B Shares	19,650	1,101,821
Novo Nordisk A/S B Shares	15,981	2,490,538
Pandora A/S	19,720	668,335
		5,836,772
FINLAND — 1.4%
Kone Oyj	23,957	1,903,760
Sampo A Shares	42,597	1,660,064
		3,563,824
FRANCE — 12.3%
Air Liquide SA	9,970	1,231,170
BNP Paribas SA	37,959	2,073,956
Carrefour SA	64,580	1,776,199
Cie Generale d’Optique Essilor International SA	17,742	1,887,692
Danone SA	35,120	2,635,865
Dassault Systemes SA	16,116	1,971,454
European Aeronautic Defence and Space Co. NV	63,977	3,419,714
L’Oreal SA	20,886	3,432,264
Pernod-Ricard SA	10,728	1,189,601
Publicis Groupe SA	24,152	1,719,628
Sanofi	46,305	4,798,927
Schneider Electric SA	32,721	2,373,612
Technip SA	20,799	2,111,965
		30,622,047
GERMANY — 7.2%
adidas AG	20,149	2,180,507
Bayer AG	27,800	2,964,707
Brenntag AG	7,290	1,107,369
Continental AG	11,622	1,552,109
Daimler AG	15,860	959,644
Henkel AG & Co. KGaA Preference Shares	18,486	1,738,501
Muenchener Rueckversicherungs AG	19,744	3,633,947
SAP AG	27,801	2,035,889
Sky Deutschland AG(1)	239,981	1,671,186
		17,843,859
HONG KONG — 1.8%
AIA Group Ltd.	446,600	1,891,531
BOC Hong Kong Holdings Ltd.	452,500	1,391,446
Sands China Ltd.	250,400	1,179,998
		4,462,975
INDIA — 1.1%
Idea Cellular Ltd.(1)	663,472	1,579,828
Tata Motors Ltd. ADR	49,240	1,154,186
		2,734,014
INDONESIA — 0.3%
PT Bank Mandiri (Persero) Tbk	710,725	644,486
IRELAND — 1.9%
Bank of Ireland(1)	7,987,027	1,632,221
Ryanair Holdings plc ADR	57,651	2,970,756
		4,602,977
ITALY — 1.8%
ENI SpA	60,720	1,247,190
Luxottica Group SpA	29,149	1,473,659
Prada SpA	192,200	1,744,558
		4,465,407
JAPAN — 19.8%
Daikin Industries Ltd.	50,800	2,053,922
Daito Trust Construction Co. Ltd.	16,000	1,508,369
FANUC Corp.	7,100	1,029,421
Fuji Heavy Industries Ltd.	95,000	2,341,954
Japan Tobacco, Inc.	76,900	2,717,630

6

Shares	Value

KDDI Corp.	59,316	$ 3,086,011
Keyence Corp.	4,600	1,467,937
Kubota Corp.	176,000	2,569,550
Mitsubishi Corp.	100,700	1,725,038
Mitsubishi Estate Co. Ltd.	111,000	2,955,747
Mitsubishi Heavy Industries Ltd.	320,000	1,777,778
Mizuho Financial Group, Inc.	711,000	1,476,770
Murata Manufacturing Co. Ltd.	29,000	2,207,602
ORIX Corp.	274,700	3,752,959
Rakuten, Inc.	231,530	2,738,301
Shin-Etsu Chemical Co. Ltd.	37,300	2,474,632
Sysmex Corp.	25,000	1,635,915
Toshiba Corp.	335,000	1,611,162
Toyota Motor Corp.	89,600	5,411,414
Unicharm Corp.	39,100	2,211,645
Yahoo Japan Corp.	4,875	2,403,584
		49,157,341
MEXICO — 0.6%
Cemex SAB de CV ADR(1)	152,409	1,612,487
NETHERLANDS — 3.2%
Akzo Nobel NV	17,945	1,011,756
ASML Holding NV	51,225	4,041,959
Koninklijke DSM NV	19,200	1,251,083
Ziggo NV	41,760	1,671,474
		7,976,272
NORWAY — 0.4%
DNB ASA	70,918	1,026,816
PORTUGAL — 0.7%
Jeronimo Martins SGPS SA	84,268	1,775,839
RUSSIA — 1.0%
Magnit OJSC GDR(1)	41,435	2,370,082
SOUTH KOREA — 0.3%
Samsung Electronics Co. Ltd.	625	734,425
SPAIN — 1.1%
Banco Bilbao Vizcaya Argentaria SA	96,912	813,008
Inditex SA	15,300	1,888,761
		2,701,769
SWEDEN — 3.2%
SKF AB B Shares	26,760	626,891
Svenska Cellulosa AB B Shares	115,847	2,907,361
Telefonaktiebolaget LM Ericsson B Shares	179,685	2,035,024
Volvo AB B Shares	175,116	2,344,942
		7,914,218
SWITZERLAND — 8.3%
Adecco SA	31,795	1,812,674
Cie Financiere Richemont SA	21,528	1,904,255
Holcim Ltd.	20,569	1,433,983
Novartis AG	53,310	3,787,095
Roche Holding AG	26,589	6,615,230
Syngenta AG	7,506	2,937,079
UBS AG	118,776	2,022,040
		20,512,356
TAIWAN — 1.6%
HTC Corp.	109,000	869,207
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	163,349	2,992,554
		3,861,761
THAILAND — 0.3%
Kasikornbank PCL NVDR	102,300	629,995
TURKEY — 0.5%
Turkiye Garanti Bankasi AS	271,673	1,186,025
UNITED KINGDOM — 20.3%
Ashtead Group plc	217,754	2,137,850
Associated British Foods plc	54,528	1,438,911
BG Group plc	200,151	3,404,933
British American Tobacco plc	62,638	3,208,192
BT Group plc	284,660	1,338,692
Burberry Group plc	75,328	1,547,842
Capita Group plc (The)	217,433	3,194,607
Coca-Cola HBC AG	14,892	348,583
Compass Group plc	106,261	1,357,588
Experian plc	76,756	1,334,361
HSBC Holdings plc (Hong Kong)	320,031	3,352,546
Johnson Matthey plc	21,880	874,556
Kingfisher plc	397,100	2,071,614
Lloyds Banking Group plc(1)	3,289,361	3,159,865
National Grid plc	127,250	1,443,815
Rio Tinto plc	48,487	1,978,613
Rolls-Royce Holdings plc	134,994	2,328,318
Rolls-Royce Holdings plc Preference Shares	16,064,286	24,433
Schroders plc	74,628	2,477,823
Standard Chartered plc	45,190	980,801
Telecity Group plc	123,316	1,901,832
Unilever plc	122,593	4,963,506
Whitbread plc	81,356	3,781,445
Wolseley plc	38,907	1,794,795
		50,445,521

7

Shares	Value

TOTAL COMMON STOCKS (Cost $201,363,799)		$246,593,178
Temporary Cash Investments — 0.1%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00%, 1/15/14, valued at $36,847), in a joint trading account at 0.06%, dated 6/28/13, due 7/1/13 (Delivery value $36,093)		36,093
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $110,326), in a joint trading account at 0.05%, dated 6/28/13, due 7/1/13 (Delivery value $108,280)		108,280
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $36,712), in a joint trading account at 0.04%, dated 6/28/13, due 7/1/13 (Delivery value $36,093)		36,093
SSgA U.S. Government Money Market Fund	99,635	99,635
TOTAL TEMPORARY CASH INVESTMENTS (Cost $280,101)		280,101
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $201,643,900)		246,873,279
OTHER ASSETS AND LIABILITIES — 0.5%		1,184,702
TOTAL NET ASSETS — 100.0%		$248,057,981

Market Sector Diversification
(as a % of net assets)
Financials	17.2%
Industrials	15.5%
Consumer Discretionary	15.5%
Consumer Staples	13.9%
Health Care	11.4%
Information Technology	10.1%
Materials	9.5%
Telecommunication Services	3.0%
Energy	2.7%
Utilities	0.6%
Cash and Equivalents*	0.6%
*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

NVDR = Non-Voting Depositary Receipt

OJSC = Open Joint Stock Company

(1)	Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

JUNE 30, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $201,643,900)	$246,873,279
Foreign currency holdings, at value (cost of $318,418)	315,801
Receivable for investments sold	205,006
Receivable for capital shares sold	48,466
Dividends and interest receivable	1,365,138
Other assets	13,347
248,821,037

Liabilities
Payable for investments purchased	218,694
Payable for capital shares redeemed	314,694
Accrued management fees	217,858
Distribution fees payable	11,810
763,056

Net Assets	$248,057,981

Net Assets Consist of:
Capital (par value and paid-in surplus)	$251,099,773
Undistributed net investment income	637,734
Accumulated net realized loss	(49,003,554)
Net unrealized appreciation	45,324,028
$248,057,981

	Net assets	Shares outstanding	Net asset value per share
Class I, $0.01 Par Value	$190,992,876	20,849,642	$9.16
Class II, $0.01 Par Value	$54,856,535	5,993,457	$9.15
Class III, $0.01 Par Value	$806,692	88,066	$9.16
Class IV, $0.01 Par Value	$1,401,878	153,109	$9.16

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $502,798)	$ 4,032,486
Interest	171
4,032,657

Expenses:
Management fees	1,721,193
Distribution fees:
Class II	71,865
Class IV	1,852
Directors’ fees and expenses	5,720
Other expenses	1,156
1,801,786
Fees waived	(383,638)
1,418,148

Net investment income (loss)	2,614,509

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	25,673,889
Foreign currency transactions	(140,314)
25,533,575

Change in net unrealized appreciation (depreciation) on:
Investments	(16,954,723)
Translation of assets and liabilities in foreign currencies	(35,594)
(16,990,317)

Net realized and unrealized gain (loss)	8,543,258

Net Increase (Decrease) in Net Assets Resulting from Operations	$11,157,767

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2012
Increase (Decrease) in Net Assets	June 30, 2013	December 31, 2012
Operations
Net investment income (loss)	$2,614,509	$3,201,079
Net realized gain (loss)	25,533,575	17,628,577
Change in net unrealized appreciation (depreciation)	(16,990,317)	26,787,212
Net increase (decrease) in net assets resulting from operations	11,157,767	47,616,868

Distributions to Shareholders
From net investment income:
Class I	(3,430,624)	(1,629,456)
Class II	(922,860)	(404,511)
Class III	(13,784)	(7,187)
Class IV	(24,271)	(10,332)
Decrease in net assets from distributions	(4,391,539)	(2,051,486)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(11,964,116)	(36,793,830)

Redemption Fees
Increase in net assets from redemption fees	2	3

Net increase (decrease) in net assets	(5,197,886)	8,771,555

Net Assets
Beginning of period	253,255,867	244,484,312
End of period	$248,057,981	$253,255,867

Undistributed net investment income	$637,734	$2,414,764

See Notes to Financial Statements.

11

Notes to Financial Statements

June 30, 2013 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP International Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek capital growth.

The fund offers Class I, Class II, Class III and Class IV. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. Class II and Class IV are charged a lower unified management fee because they have separate arrangements for distribution services.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

12

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

13

Redemption —The fund may impose a 1.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule for each class ranges from 1.00% to 1.50% for Class I and Class III and from 0.90% to 1.40% for Class II and Class IV. During the six months ended June 30, 2013, the investment advisor voluntarily agreed to waive 0.30% of its management fee. The investment advisor expects the fee waiver to continue through July 31, 2013, and cannot terminate it without the approval of the Board of Directors. The total amount of the waiver for each class for the six months ended June 30, 2013 was $293,975, $86,238, $1,203 and $2,222 for Class I, Class II, Class III and Class IV, respectively. The effective annual management fee before waiver for each class for the six months ended June 30, 2013 was 1.37%, 1.27%, 1.37% and 1.27% for Class I, Class II, Class III and Class IV, respectively. The effective annual management fee after waiver for each class for the six months ended June 30, 2013 was 1.07%, 0.97%, 1.07% and 0.97% for Class I, Class II, Class III, and Class IV, respectively.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan for Class II and a separate Master Distribution Plan for Class IV (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that Class II and Class IV will each pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plans during the six months ended June 30, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC.

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4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2013 were $118,986,652 and $132,222,696, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2013		Year ended December 31, 2012
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	200,000,000		200,000,000
Sold	1,132,155	$10,534,376	1,772,855	$14,369,491
Issued in reinvestment of distributions	374,932	3,430,624	195,378	1,629,456
Redeemed	(2,292,892)	(21,359,351)	(5,325,164)	(42,985,912)
	(785,805)	(7,394,351)	(3,356,931)	(26,986,965)
Class II/Shares Authorized	100,000,000		100,000,000
Sold	326,527	3,055,731	724,560	5,983,765
Issued in reinvestment of distributions	100,969	922,860	48,503	404,511
Redeemed	(903,569)	(8,398,472)	(1,923,936)	(15,752,869)
	(476,073)	(4,419,881)	(1,150,873)	(9,364,593)
Class III/Shares Authorized	50,000,000		50,000,000
Sold	3,037	29,508	3,021	24,288
Issued in reinvestment of distributions	1,507	13,784	862	7,187
Redeemed	(8,210)	(75,738)	(26,485)	(213,985)
	(3,666)	(32,446)	(22,602)	(182,510)
Class IV/Shares Authorized	50,000,000		50,000,000
Sold	6,963	63,860	10,524	86,465
Issued in reinvestment of distributions	2,653	24,271	1,239	10,332
Redeemed	(22,201)	(205,569)	(43,836)	(356,559)
	(12,585)	(117,438)	(32,073)	(259,762)
Net increase (decrease)	(1,278,129)	$(11,964,116)	(4,562,479)	$(36,793,830)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	$9,221,717	$237,371,461	—
Temporary Cash Investments	99,635	180,466	—
Total Value of Investment Securities	$9,321,352	$237,551,927	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$203,365,192
Gross tax appreciation of investments	$47,756,777
Gross tax depreciation of investments	(4,248,690)
Net tax appreciation (depreciation) of investments	$43,508,087

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2012, the fund had accumulated short-term capital losses of $(68,065,280), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

As of December 31, 2012, the fund had post-October capital loss deferrals of $(4,512,691), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2013(3)	$8.93	0.10	0.29	0.39	(0.16)	—	(0.16)	$9.16	4.40%	1.07%(4)	1.37%(4)	2.08%(4)	1.78%(4)	47%	$190,993
2012	$7.43	0.11	1.46	1.57	(0.07)	—	(0.07)	$8.93	21.16%	1.29%	1.42%	1.33%	1.20%	80%	$193,260
2011	$8.56	0.08	(1.09)	(1.01)	(0.12)	—	(0.12)	$7.43	(12.04)%	1.43%	1.43%	0.92%	0.92%	93%	$185,654
2010	$7.73	0.06	0.95	1.01	(0.18)	—	(0.18)	$8.56	13.29%	1.41%	1.41%	0.80%	0.80%	111%	$245,893
2009	$5.94	0.08	1.84	1.92	(0.13)	—	(0.13)	$7.73	33.76%	1.37%	1.37%	1.30%	1.30%	126%	$258,873
2008	$11.86	0.13	(5.06)	(4.93)	(0.08)	(0.91)	(0.99)	$5.94	(44.82)%	1.24%	1.24%	1.45%	1.45%	116%	$310,899
Class II
2013(3)	$8.92	0.09	0.29	0.38	(0.15)	—	(0.15)	$9.15	4.25%	1.22%(4)	1.52%(4)	1.93%(4)	1.63%(4)	47%	$54,857
2012	$7.42	0.10	1.45	1.55	(0.05)	—	(0.05)	$8.92	21.01%	1.44%	1.57%	1.18%	1.05%	80%	$57,698
2011	$8.55	0.06	(1.09)	(1.03)	(0.10)	—	(0.10)	$7.42	(12.19)%	1.58%	1.58%	0.77%	0.77%	93%	$56,514
2010	$7.72	0.05	0.94	0.99	(0.16)	—	(0.16)	$8.55	13.14%	1.56%	1.56%	0.65%	0.65%	111%	$76,546
2009	$5.93	0.07	1.84	1.91	(0.12)	—	(0.12)	$7.72	33.63%	1.52%	1.52%	1.15%	1.15%	126%	$80,128
2008	$11.84	0.11	(5.05)	(4.94)	(0.06)	(0.91)	(0.97)	$5.93	(44.90)%	1.39%	1.39%	1.30%	1.30%	116%	$75,869

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For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class III
2013(3)	$8.93	0.09	0.30	0.39	(0.16)	—	(0.16)	$9.16	4.40%	1.07%(4)	1.37%(4)	2.08%(4)	1.78%(4)	47%	$807
2012	$7.43	0.11	1.46	1.57	(0.07)	—	(0.07)	$8.93	21.16%	1.29%	1.42%	1.33%	1.20%	80%	$819
2011	$8.56	0.08	(1.09)	(1.01)	(0.12)	—	(0.12)	$7.43	(12.04)%	1.43%	1.43%	0.92%	0.92%	93%	$849
2010	$7.73	0.06	0.95	1.01	(0.18)	—	(0.18)	$8.56	13.29%	1.41%	1.41%	0.80%	0.80%	111%	$1,089
2009	$5.94	0.11	1.81	1.92	(0.13)	—	(0.13)	$7.73	33.76%	1.37%	1.37%	1.30%	1.30%	126%	$1,237
2008	$11.86	0.13	(5.06)	(4.93)	(0.08)	(0.91)	(0.99)	$5.94	(44.82)%	1.24%	1.24%	1.45%	1.45%	116%	$57,369
Class IV
2013(3)	$8.92	0.09	0.30	0.39	(0.15)	—	(0.15)	$9.16	4.36%	1.22%(4)	1.52%(4)	1.93%(4)	1.63%(4)	47%	$1,402
2012	$7.42	0.09	1.46	1.55	(0.05)	—	(0.05)	$8.92	21.01%	1.44%	1.57%	1.18%	1.05%	80%	$1,478
2011	$8.55	0.06	(1.09)	(1.03)	(0.10)	—	(0.10)	$7.42	(12.19)%	1.58%	1.58%	0.77%	0.77%	93%	$1,467
2010	$7.72	0.05	0.94	0.99	(0.16)	—	(0.16)	$8.55	13.14%	1.56%	1.56%	0.65%	0.65%	111%	$1,811
2009	$5.93	0.09	1.82	1.91	(0.12)	—	(0.12)	$7.72	33.63%	1.52%	1.52%	1.15%	1.15%	126%	$1,915
2008	$11.85	0.12	(5.07)	(4.95)	(0.06)	(0.91)	(0.97)	$5.93	(44.95)%	1.39%	1.39%	1.30%	1.30%	116%	$10,874

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Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended June 30, 2013 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

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Approval of Management Agreement

At a meeting held on June 20, 2013, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•

the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Directors also had the benefit of the advice of independent counsel throughout the period.

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Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects

21

the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

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Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the

23

Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

24

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

25

Notes

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Variable Portfolios, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-79299 1308

SEMIANNUAL REPORT	JUNE 30, 2013

VP Large Company Value Fund

Performance	2
Fund Characteristics	3
Shareholder Fee Example	4
Schedule of Investments	6
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Notes to Financial Statements	12
Financial Highlights	17
Approval of Management Agreement	19
Additional Information	24

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Class II	AVVTX	15.87%	24.83%	5.89%	5.03%(2)	10/29/04
Russell 1000 Value Index	—	15.90%	25.32%	6.67%	6.26%	—
S&P 500 Index	—	13.82%	20.60%	7.01%	6.34%	—
Class I	AVVIX	16.05%	25.12%	6.07%	4.42%(2)	12/1/04

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been reimbursed and/or waived.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I	Class II
0.91%	1.06%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.

Unless otherwise indicated, performance reflects Class II shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

2

Fund Characteristics

JUNE 30, 2013
Top Ten Holdings	% of net assets
Exxon Mobil Corp.	5.5%
General Electric Co.	3.8%
JPMorgan Chase & Co.	3.6%
Chevron Corp.	3.3%
Johnson & Johnson	3.3%
Wells Fargo & Co.	3.0%
Pfizer, Inc.	2.9%
Procter & Gamble Co. (The)	2.8%
Cisco Systems, Inc.	2.7%
Citigroup, Inc.	2.4%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	13.8%
Pharmaceuticals	8.6%
Insurance	8.4%
Diversified Financial Services	7.2%
Commercial Banks	6.6%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.7%
Temporary Cash Investments	0.7%
Other Assets and Liabilities	0.6%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13		Expenses Paid During Period(1) 1/1/13 – 6/30/13	Annualized Expense Ratio(1)
Actual
Class I (after waiver)	$1,000	$1,160.50		$4.77	0.89%
Class I (before waiver)	$1,000	$1,160.50	(2)	$4.87	0.91%
Class II (after waiver)	$1,000	$1,158.70		$5.57	1.04%
Class II (before waiver)	$1,000	$1,158.70	(2)	$5.67	1.06%
Hypothetical
Class I (after waiver)	$1,000	$1,020.38		$4.46	0.89%
Class I (before waiver)	$1,000	$1,020.28		$4.56	0.91%
Class II (after waiver)	$1,000	$1,019.64		$5.21	1.04%
Class II (before waiver)	$1,000	$1,019.54		$5.31	1.06%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

5

Schedule of Investments

JUNE 30, 2013 (UNAUDITED)

	Shares	Value
Common Stocks — 98.7%
AEROSPACE AND DEFENSE — 2.0%
General Dynamics Corp.	990	$77,546
Honeywell International, Inc.	920	72,993
Raytheon Co.	1,690	111,743
Textron, Inc.	2,140	55,747
		318,029
AIRLINES — 0.4%
Southwest Airlines Co.	4,400	56,716
AUTO COMPONENTS — 0.2%
Autoliv, Inc.	420	32,504
AUTOMOBILES — 1.2%
Ford Motor Co.	12,820	198,325
BEVERAGES — 0.3%
PepsiCo, Inc.	590	48,256
BIOTECHNOLOGY — 0.5%
Amgen, Inc.	400	39,464
Gilead Sciences, Inc.(1)	870	44,553
		84,017
CAPITAL MARKETS — 4.1%
Ameriprise Financial, Inc.	1,940	156,907
Bank of New York Mellon Corp. (The)	3,320	93,126
BlackRock, Inc.	580	148,973
Goldman Sachs Group, Inc. (The)	1,380	208,725
Morgan Stanley	2,210	53,991
		661,722
CHEMICALS — 0.7%
E.I. du Pont de Nemours & Co.	670	35,175
LyondellBasell Industries NV, Class A	1,220	80,837
		116,012
COMMERCIAL BANKS — 6.6%
KeyCorp	4,830	53,323
PNC Financial Services Group, Inc. (The)	3,350	244,282
U.S. Bancorp	7,400	267,510
Wells Fargo & Co.	11,840	488,637
		1,053,752
COMMERCIAL SERVICES AND SUPPLIES — 1.0%
ADT Corp. (The)	1,880	74,918
Avery Dennison Corp.	650	27,794
Tyco International Ltd.	1,730	57,004
		159,716
COMMUNICATIONS EQUIPMENT — 3.4%
Cisco Systems, Inc.	17,750	431,502
QUALCOMM, Inc.	1,860	113,609
		545,111
COMPUTERS AND PERIPHERALS — 1.4%
Apple, Inc.	280	110,903
NetApp, Inc.(1)	2,880	108,806
		219,709
CONSUMER FINANCE — 0.7%
Capital One Financial Corp.	1,800	113,058
DIVERSIFIED FINANCIAL SERVICES — 7.2%
Bank of America Corp.	14,120	181,583
Citigroup, Inc.	8,090	388,077
JPMorgan Chase & Co.	11,020	581,746
		1,151,406
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.9%
AT&T, Inc.	8,840	312,936
CenturyLink, Inc.	3,370	119,129
Verizon Communications, Inc.	620	31,211
		463,276
ELECTRIC UTILITIES — 3.1%
American Electric Power Co., Inc.	2,060	92,247
Exelon Corp.	770	23,778
NV Energy, Inc.	3,650	85,629
Pinnacle West Capital Corp.	1,500	83,205
PPL Corp.	3,330	100,766
Xcel Energy, Inc.	3,910	110,809
		496,434
ELECTRICAL EQUIPMENT — 0.8%
Eaton Corp. plc	2,040	134,252
ENERGY EQUIPMENT AND SERVICES — 2.6%
Baker Hughes, Inc.	2,220	102,409
National Oilwell Varco, Inc.	2,930	201,877
Schlumberger Ltd.	1,690	121,105
		425,391
FOOD AND STAPLES RETAILING — 2.6%
CVS Caremark Corp.	3,080	176,115
Kroger Co. (The)	2,830	97,748
Wal-Mart Stores, Inc.	2,010	149,725
		423,588
FOOD PRODUCTS — 0.3%
Mondelez International, Inc. Class A	1,840	52,495

6

Shares	Value

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.7%
Abbott Laboratories	5,090	$177,539
Medtronic, Inc.	4,970	255,806
		433,345
HEALTH CARE PROVIDERS AND SERVICES — 2.1%
Aetna, Inc.	1,960	124,539
Quest Diagnostics, Inc.	1,200	72,756
WellPoint, Inc.	1,800	147,312
		344,607
HOTELS, RESTAURANTS AND LEISURE — 0.6%
Carnival Corp.	2,990	102,527
HOUSEHOLD PRODUCTS — 2.8%
Procter & Gamble Co. (The)	5,920	455,781
INDUSTRIAL CONGLOMERATES — 3.8%
General Electric Co.	26,000	602,940
INSURANCE — 8.4%
Allstate Corp. (The)	3,330	160,240
American International Group, Inc.(1)	3,420	152,874
Berkshire Hathaway, Inc., Class B(1)	2,480	277,562
Chubb Corp. (The)	720	60,948
Loews Corp.	2,320	103,008
MetLife, Inc.	4,840	221,478
Principal Financial Group, Inc.	2,280	85,386
Prudential Financial, Inc.	2,010	146,790
Travelers Cos., Inc. (The)	1,720	137,462
		1,345,748
MACHINERY — 1.3%
Dover Corp.	620	48,149
Ingersoll-Rand plc	900	49,968
PACCAR, Inc.	1,950	104,637
		202,754
MEDIA — 2.8%
CBS Corp., Class B	1,530	74,771
Comcast Corp., Class A	2,300	96,324
Time Warner Cable, Inc.	710	79,861
Time Warner, Inc.	3,310	191,384
		442,340
METALS AND MINING — 1.2%
Freeport-McMoRan Copper & Gold, Inc.	4,810	132,804
Nucor Corp.	1,340	58,049
		190,853
MULTI-UTILITIES — 0.6%
PG&E Corp.	2,090	95,576
MULTILINE RETAIL — 1.6%
Macy’s, Inc.	2,200	105,600
Target Corp.	2,290	157,689
		263,289
OIL, GAS AND CONSUMABLE FUELS — 13.8%
Apache Corp.	2,330	195,324
Chevron Corp.	4,480	530,163
Exxon Mobil Corp.	9,800	885,430
Marathon Petroleum Corp.	840	59,690
Occidental Petroleum Corp.	2,800	249,844
Royal Dutch Shell plc, Class A	4,494	143,579
Total SA ADR	3,190	155,353
		2,219,383
PAPER AND FOREST PRODUCTS — 0.6%
International Paper Co.	2,080	92,165
PHARMACEUTICALS — 8.6%
Johnson & Johnson	6,160	528,897
Merck & Co., Inc.	8,240	382,748
Pfizer, Inc.	16,870	472,529
		1,384,174
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.6%
Applied Materials, Inc.	6,040	90,056
Intel Corp.	13,690	331,572
		421,628
SOFTWARE — 2.5%
Microsoft Corp.	6,810	235,150
Oracle Corp.	5,410	166,195
		401,345
SPECIALTY RETAIL — 0.4%
Lowe’s Cos., Inc.	1,410	57,669
TOBACCO — 0.3%
Altria Group, Inc.	1,600	55,984
TOTAL COMMON STOCKS (Cost $12,674,606)		15,865,877
Temporary Cash Investments — 0.7%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00%, 1/15/14, valued at $15,558), in a joint trading account at 0.06%, dated 6/28/13, due 7/1/13 (Delivery value $15,239)		15,239
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $46,582), in a joint trading account at 0.05%, dated 6/28/13, due 7/1/13 (Delivery value $45,718)		45,718

7

Shares	Value

Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $15,500), in a joint trading account at 0.04%, dated 6/28/13, due 7/1/13 (Delivery value $15,239)		$15,239
SSgA U.S. Government Money Market Fund	42,068	42,068
TOTAL TEMPORARY CASH INVESTMENTS (Cost $118,264)		118,264
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $12,792,870)		15,984,141
OTHER ASSETS AND LIABILITIES — 0.6%		91,211
TOTAL NET ASSETS — 100.0%		$16,075,352

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold	Counterparty	Settlement Date	Unrealized Gain (Loss)
USD	249,560	EUR 190,541	UBS AG	7/31/2013	$1,513

Notes to Schedule of Investments

ADR = American Depositary Receipt

EUR = Euro

USD = United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

JUNE 30, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $12,792,870)	$15,984,141
Receivable for investments sold	741,974
Receivable for capital shares sold	69,470
Unrealized gain on forward foreign currency exchange contracts	1,513
Dividends and interest receivable	26,998
16,824,096

Liabilities
Payable for investments purchased	714,133
Payable for capital shares redeemed	21,848
Accrued management fees	10,717
Distribution fees payable	2,046
748,744

Net Assets	$16,075,352

Net Assets Consist of:
Capital (par value and paid-in surplus)	$15,250,922
Undistributed net investment income	3,083
Accumulated net realized loss	(2,371,437)
Net unrealized appreciation	3,192,784
$16,075,352

	Net assets	Shares outstanding	Net asset value per share
Class I, $0.01 Par Value	$5,978,274	490,635	$12.18
Class II, $0.01 Par Value	$10,097,078	818,858	$12.33

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $736)	$157,232
Interest	50
157,282

Expenses:
Management fees	51,828
Distribution fees — Class II	8,282
Directors’ fees and expenses	328
60,438
Fees waived	(1,225)
59,213

Net investment income (loss)	98,069

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	246,808
Foreign currency transactions	1,264
248,072

Change in net unrealized appreciation (depreciation) on:
Investments	1,270,105
Translation of assets and liabilities in foreign currencies	1,670
1,271,775

Net realized and unrealized gain (loss)	1,519,847

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,617,916

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2012
Increase (Decrease) in Net Assets	June 30, 2013	December 31, 2012
Operations
Net investment income (loss)	$98,069	$181,719
Net realized gain (loss)	248,072	150,126
Change in net unrealized appreciation (depreciation)	1,271,775	1,165,448
Net increase (decrease) in net assets resulting from operations	1,617,916	1,497,293

Distributions to Shareholders
From net investment income:
Class I	(42,019)	(96,445)
Class II	(51,649)	(82,728)
Decrease in net assets from distributions	(93,668)	(179,173)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	4,278,648	(519,320)

Net increase (decrease) in net assets	5,802,896	798,800

Net Assets
Beginning of period	10,272,456	9,473,656
End of period	$16,075,352	$10,272,456

Undistributed (distributions in excess of) net investment income	$3,083	$(1,318)

See Notes to Financial Statements.

11

Notes to Financial Statements

JUNE 30, 2013 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Large Company Value Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund offers Class I and Class II. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. Class II is charged a lower unified management fee because it has a separate arrangement for distribution services.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during

12

the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

13

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.70% to 0.90% for Class I and from 0.60% to 0.80% for Class II. During the six months ended June 30, 2013, the investment advisor voluntarily agreed to waive 0.02% of its management fee. The investment advisor expects the fee waiver to continue through July 31, 2013, and cannot terminate it without the approval of the Board of Directors. The total amount of the waiver for each class for the six months ended June 30, 2013 was $563 and $662 for Class I and Class II, respectively. The effective annual management fee before waiver for each class for the six months ended June 30, 2013 was 0.90% and 0.80% for Class I and Class II, respectively. The effective annual management fee after waiver for each class for the six months ended June 30, 2013 was 0.88% and 0.78% for Class I and Class II, respectively.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2013 were $6,591,650 and $2,342,329, respectively.

14

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2013		Year ended December 31, 2012
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	50,000,000		50,000,000
Sold	38,647	$ 445,244	100,826	$1,012,264
Issued in reinvestment of distributions	3,501	42,019	9,376	96,445
Redeemed	(23,738)	(280,027)	(159,223)	(1,610,378)
	18,410	207,236	(49,021)	(501,669)
Class II/Shares Authorized	50,000,000		50,000,000
Sold	425,944	5,276,162	367,726	3,692,551
Issued in reinvestment of distributions	4,221	51,649	7,933	82,728
Redeemed	(103,895)	(1,256,399)	(379,587)	(3,792,930)
	326,270	4,071,412	(3,928)	(17,651)
Net increase (decrease)	344,680	$4,278,648	(52,949)	$(519,320)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$15,722,298	$143,579	—
Temporary Cash Investments	42,068	76,196	—
Total Value of Investment Securities	$15,764,366	$219,775	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$1,513	—

15

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

The value of foreign currency risk derivative instruments as of June 30, 2013, is disclosed on the Statement of Assets and Liabilities as an asset of $1,513 in unrealized gain on forward foreign currency exchange contracts. For the six months ended June 30, 2013, the effect of foreign currency risk derivative instruments on the Statement of Operations was $1,330 in net realized gain (loss) on foreign currency transactions and $1,667 in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$13,233,719
Gross tax appreciation of investments	$2,820,722
Gross tax depreciation of investments	(70,300)
Net tax appreciation (depreciation) of investments	$2,750,422

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2012, the fund had accumulated short-term capital losses of $(2,167,567), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire as follows:

2016	2017	2018
$(831,586)	$(1,172,695)	$(163,286)

As of December 31, 2012, the fund had late-year ordinary loss deferrals of $(1,472) and post-October capital loss deferrals of $(9,444), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2013(3)	$10.58	0.10	1.59	1.69	(0.09)	—	(0.09)	$12.18	16.05%	0.89% (4)	0.91%(4)	1.67%(4)	1.65%(4)	19%	$5,978
2012	$9.26	0.19	1.32	1.51	(0.19)	—	(0.19)	$10.58	16.40%	0.90%	0.91%	1.89%	1.88%	65%	$4,997
2011	$9.31	0.16	(0.06)	0.10	(0.15)	—	(0.15)	$9.26	1.12%	0.91%	0.91%	1.69%	1.69%	49%	$4,825
2010	$8.52	0.13	0.79	0.92	(0.13)	—	(0.13)	$9.31	10.97%	0.93%	0.93%	1.56%	1.56%	33%	$4,158
2009	$7.58	0.16	1.19	1.35	(0.41)	—	(0.41)	$8.52	20.04%	0.91%	0.91%	2.08%	2.08%	32%	$4,108
2008	$12.71	0.23	(4.80)	(4.57)	(0.24)	(0.32)	(0.56)	$7.58	(37.28)%	0.90%	0.90%	2.30%	2.30%	21%	$3,766
Class II
2013(3)	$10.71	0.09	1.61	1.70	(0.08)	—	(0.08)	$12.33	15.87%	1.04% (4)	1.06%(4)	1.52%(4)	1.50%(4)	19%	$10,097
2012	$9.36	0.18	1.35	1.53	(0.18)	—	(0.18)	$10.71	16.37%	1.05%	1.06%	1.74%	1.73%	65%	$5,275
2011	$9.42	0.15	(0.07)	0.08	(0.14)	—	(0.14)	$9.36	0.85%	1.06%	1.06%	1.54%	1.54%	49%	$4,649
2010	$8.62	0.12	0.80	0.92	(0.12)	—	(0.12)	$9.42	10.80%	1.08%	1.08%	1.41%	1.41%	33%	$2,941
2009	$7.65	0.14	1.22	1.36	(0.39)	—	(0.39)	$8.62	19.91%	1.06%	1.06%	1.93%	1.93%	32%	$2,131
2008	$12.83	0.22	(4.85)	(4.63)	(0.23)	(0.32)	(0.55)	$7.65	(37.42)%	1.05%	1.05%	2.15%	2.15%	21%	$1,629

17

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended June 30, 2013 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

18

Approval of Management Agreement

At a meeting held on June 20, 2013, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•

the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Directors also had the benefit of the advice of independent counsel throughout the period.

19

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has

20

an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

21

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund

22

shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

23

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Variable Portfolios, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-79304 1308

SEMIANNUAL REPORT	JUNE 30, 2013

VP Mid Cap Value Fund

Performance	2
Fund Characteristics	3
Shareholder Fee Example	4
Schedule of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Notes to Financial Statements	11
Financial Highlights	16
Approval of Management Agreement	18
Additional Information	23

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Class II	AVMTX	15.20%	24.95%	11.25%	9.69%	10/29/04
Russell Midcap Value Index	—	16.10%	27.65%	8.87%	8.75%	—
Class I	AVIPX	15.29%	25.15%	11.42%	8.98%	12/1/04

(1)	Total returns for periods less than one year are not annualized.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I	Class II
1.01%	1.16%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Class II shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

2

Fund Characteristics

JUNE 30, 2013
Top Ten Holdings	% of net assets
Republic Services, Inc.	3.3%
iShares Russell Midcap Value Index Fund	3.0%
Northern Trust Corp.	2.8%
Imperial Oil Ltd.	2.5%
ADT Corp. (The)	1.7%
Great Plains Energy, Inc.	1.5%
Lowe's Cos., Inc.	1.5%
Sysco Corp.	1.5%
CareFusion Corp.	1.4%
General Dynamics Corp.	1.3%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	7.5%
Insurance	7.2%
Health Care Equipment and Supplies	7.0%
Commercial Services and Supplies	6.8%
Electric Utilities	6.5%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	90.2%
Foreign Common Stocks*	5.6%
Exchange-Traded Funds	3.0%
Total Equity Exposure	98.8%
Temporary Cash Investments	1.9%
Other Assets and Liabilities	(0.7)%

*Includes depositary shares, dual listed securities and foreign ordinary shares.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period(1) 1/1/13 - 6/30/13	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,152.90	$5.39	1.01%
Class II	$1,000	$1,152.00	$6.19	1.16%
Hypothetical
Class I	$1,000	$1,019.79	$5.06	1.01%
Class II	$1,000	$1,019.04	$5.81	1.16%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

4

Schedule of Investments

JUNE 30, 2013 (UNAUDITED)

	Shares	Value
Common Stocks — 95.8%
AEROSPACE AND DEFENSE — 3.3%
General Dynamics Corp.	60,517	$4,740,297
Northrop Grumman Corp.	44,076	3,649,493
Raytheon Co.	46,855	3,098,052
		11,487,842
AIRLINES — 0.6%
Southwest Airlines Co.	172,813	2,227,560
AUTO COMPONENTS — 0.5%
Autoliv, Inc.	21,942	1,698,091
BEVERAGES — 0.9%
Dr Pepper Snapple Group, Inc.	70,809	3,252,257
CAPITAL MARKETS — 4.6%
Charles Schwab Corp. (The)	137,134	2,911,355
Franklin Resources, Inc.	15,724	2,138,778
Northern Trust Corp.	168,791	9,772,999
State Street Corp.	20,686	1,348,934
		16,172,066
COMMERCIAL BANKS — 5.5%
Comerica, Inc.	58,587	2,333,520
Commerce Bancshares, Inc.	96,900	4,220,964
Cullen/Frost Bankers, Inc.	35,586	2,376,077
KeyCorp	132,697	1,464,975
PNC Financial Services Group, Inc. (The)	58,952	4,298,780
SunTrust Banks, Inc.	66,114	2,087,219
Westamerica Bancorp.	59,397	2,713,849
		19,495,384
COMMERCIAL SERVICES AND SUPPLIES — 6.8%
ADT Corp. (The)	153,276	6,108,049
Republic Services, Inc.	347,559	11,796,152
Tyco International Ltd.	135,855	4,476,422
Waste Management, Inc.	44,561	1,797,145
		24,177,768
COMMUNICATIONS EQUIPMENT — 0.1%
Harris Corp.	8,610	424,043
COMPUTERS AND PERIPHERALS — 1.0%
SanDisk Corp.(1)	20,326	1,241,919
Western Digital Corp.	34,193	2,123,043
		3,364,962
CONTAINERS AND PACKAGING — 1.3%
Bemis Co., Inc.	61,725	2,415,916
Sonoco Products Co.	63,431	2,192,810
		4,608,726
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.7%
CenturyLink, Inc.	96,516	3,411,841
tw telecom, inc., Class A(1)	94,475	2,658,526
		6,070,367
ELECTRIC UTILITIES — 6.5%
Empire District Electric Co. (The)	112,172	2,502,557
Great Plains Energy, Inc.	241,545	5,444,424
IDACORP, Inc.	30,943	1,477,838
Northeast Utilities	36,060	1,515,241
NV Energy, Inc.	52,128	1,222,923
Portland General Electric Co.	90,826	2,778,367
Westar Energy, Inc.	137,285	4,387,629
Xcel Energy, Inc.	126,119	3,574,213
		22,903,192
ELECTRICAL EQUIPMENT — 2.0%
ABB Ltd. ADR	104,969	2,273,629
Brady Corp., Class A	42,517	1,306,547
Regal-Beloit Corp.	24,090	1,561,996
Rockwell Automation, Inc.	22,560	1,875,638
		7,017,810
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.3%
Molex, Inc., Class A	71,973	1,789,249
TE Connectivity Ltd.	58,816	2,678,480
		4,467,729
ENERGY EQUIPMENT AND SERVICES — 0.7%
Helmerich & Payne, Inc.	38,301	2,391,898
FOOD AND STAPLES RETAILING — 1.5%
Sysco Corp.	158,431	5,412,003
FOOD PRODUCTS — 2.2%
ConAgra Foods, Inc.	25,217	880,830
General Mills, Inc.	36,333	1,763,240
Kellogg Co.	33,924	2,178,939
Kraft Foods Group, Inc.	13,054	729,327
Mondelez International, Inc. Class A	83,440	2,380,543
		7,932,879
GAS UTILITIES — 2.0%
AGL Resources, Inc.	98,908	4,239,197
Laclede Group, Inc. (The)	61,748	2,819,414
		7,058,611
HEALTH CARE EQUIPMENT AND SUPPLIES — 7.0%
Becton Dickinson and Co.	26,973	2,665,742
Boston Scientific Corp.(1)	217,641	2,017,532
CareFusion Corp.(1)	134,183	4,944,644
Medtronic, Inc.	67,833	3,491,364
STERIS Corp.	48,813	2,093,101

5

Shares	Value

Stryker Corp.	70,513	$4,560,781
Varian Medical Systems, Inc.(1)	15,290	1,031,310
Zimmer Holdings, Inc.	50,474	3,782,522
		24,586,996
HEALTH CARE PROVIDERS AND SERVICES — 4.0%
CIGNA Corp.	21,617	1,567,016
Humana, Inc.	34,937	2,947,984
LifePoint Hospitals, Inc.(1)	84,292	4,116,821
Patterson Cos., Inc.	69,981	2,631,286
Quest Diagnostics, Inc.	49,452	2,998,275
		14,261,382
HOTELS, RESTAURANTS AND LEISURE — 2.5%
Carnival Corp.	86,680	2,972,257
CEC Entertainment, Inc.	55,080	2,260,483
International Game Technology	163,428	2,730,882
International Speedway Corp., Class A	21,924	689,949
		8,653,571
INDUSTRIAL CONGLOMERATES — 1.3%
Koninklijke Philips Electronics NV	167,793	4,574,549
INSURANCE — 7.2%
ACE Ltd.	29,994	2,683,863
Allstate Corp. (The)	32,069	1,543,160
Aon plc	27,531	1,771,620
Chubb Corp. (The)	42,001	3,555,385
HCC Insurance Holdings, Inc.	69,769	3,007,742
Marsh & McLennan Cos., Inc.	77,808	3,106,095
Reinsurance Group of America, Inc.	51,809	3,580,520
Symetra Financial Corp.	129,831	2,075,998
Travelers Cos., Inc. (The)	24,156	1,930,547
Unum Group	71,329	2,094,933
		25,349,863
LEISURE EQUIPMENT AND PRODUCTS — 0.3%
Hasbro, Inc.	19,630	880,013
LIFE SCIENCES TOOLS AND SERVICES — 1.2%
Agilent Technologies, Inc.	102,832	4,397,096
MACHINERY — 1.0%
Kaydon Corp.	79,687	2,195,377
Woodward, Inc.	34,851	1,394,040
		3,589,417
MEDIA — 0.6%
Time Warner Cable, Inc.	18,078	2,033,413
METALS AND MINING — 1.8%
Newmont Mining Corp.	128,624	3,852,289
Nucor Corp.	60,653	2,627,488
		6,479,777
MULTI-UTILITIES — 2.2%
Consolidated Edison, Inc.	60,770	3,543,499
PG&E Corp.	93,968	4,297,156
		7,840,655
MULTILINE RETAIL — 0.7%
Target Corp.	38,381	2,642,916
OIL, GAS AND CONSUMABLE FUELS — 7.5%
Apache Corp.	49,031	4,110,269
Devon Energy Corp.	64,496	3,346,052
Imperial Oil Ltd.	228,775	8,733,780
Murphy Oil Corp.	49,303	3,002,060
Peabody Energy Corp.	36,862	539,660
Southwestern Energy Co.(1)	97,117	3,547,684
Spectra Energy Partners LP	8,920	410,320
Williams Partners LP	55,471	2,862,303
		26,552,128
PHARMACEUTICALS — 1.2%
Hospira, Inc.(1)	92,769	3,553,980
Mallinckrodt plc(1)(2)	11,800	536,074
		4,090,054
REAL ESTATE INVESTMENT TRUSTS (REITs) — 5.0%
American Tower Corp.	48,164	3,524,160
Annaly Capital Management, Inc.	280,150	3,521,485
Boston Properties, Inc.	8,300	875,401
Corrections Corp. of America	104,438	3,537,315
Federal Realty Investment Trust	17,050	1,767,744
Piedmont Office Realty Trust, Inc., Class A	248,484	4,442,894
		17,668,999
ROAD AND RAIL — 0.9%
Heartland Express, Inc.	241,577	3,350,673
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 4.4%
Analog Devices, Inc.	25,449	1,146,732
Applied Materials, Inc.	295,744	4,409,543
Avago Technologies Ltd.	47,410	1,772,186
KLA-Tencor Corp.	31,213	1,739,500
Maxim Integrated Products, Inc.	35,920	997,858
Microchip Technology, Inc.	48,978	1,824,431
Teradyne, Inc.(1)	212,355	3,731,077
		15,621,327
SPECIALTY RETAIL — 1.8%
Bed Bath & Beyond, Inc.(1)	11,593	821,944
Lowe’s Cos., Inc.	132,657	5,425,671
		6,247,615

6

Shares	Value

TEXTILES, APPAREL AND LUXURY GOODS — 0.3%
Coach, Inc.	15,623	$891,917
THRIFTS AND MORTGAGE FINANCE — 1.9%
Capitol Federal Financial, Inc.	182,286	2,212,952
People’s United Financial, Inc.	301,736	4,495,866
		6,708,818
WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Rogers Communications, Inc., Class B	48,015	1,880,972
TOTAL COMMON STOCKS (Cost $284,496,978)		338,465,339
Exchange-Traded Funds — 3.0%
iShares Russell Midcap Value Index Fund (Cost $8,627,252)	182,267	10,556,904
Temporary Cash Investments — 1.9%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00%, 1/15/14, valued at $877,987), in a joint trading account at 0.06%, dated 6/28/13, due 7/1/13 (Delivery value $860,031)		860,027
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $2,628,834), in a joint trading account at 0.05%, dated 6/28/13, due 7/1/13 (Delivery value $2,580,092)		2,580,081
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $874,766), in a joint trading account at 0.04%, dated 6/28/13, due 7/1/13 (Delivery value $860,030)		860,027
SSgA U.S. Government Money Market Fund	2,374,094	2,374,094
TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,674,229)		6,674,229
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $299,798,459)		355,696,472
OTHER ASSETS AND LIABILITIES — (0.7)%		(2,478,882)
TOTAL NET ASSETS — 100.0%		$353,217,590

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss)
USD	8,686,166	CAD	9,145,186	JPMorgan Chase Bank N.A.	7/31/2013	$(3,505)
USD	274,775	CAD	288,242	JPMorgan Chase Bank N.A.	7/31/2013	890
USD	1,844,586	CHF	1,739,002	Credit Suisse AG	7/31/2013	3,039
USD	59,547	CHF	56,310	Credit Suisse AG	7/31/2013	(84)
USD	3,653,205	EUR	2,789,260	UBS AG	7/31/2013	22,149
USD	131,720	EUR	101,202	UBS AG	7/31/2013	(25)
USD	88,629	EUR	68,138	UBS AG	7/31/2013	(73)
						$22,391

Notes to Schedule of Investments

ADR = American Depositary Receipt

CAD = Canadian Dollar

CHF = Swiss Franc

EUR = Euro

USD = United States Dollar

(1)	Non-income producing.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

JUNE 30, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $299,798,459)	$355,696,472
Receivable for investments sold	9,450,488
Receivable for capital shares sold	427,711
Unrealized gain on forward foreign currency exchange contracts	26,078
Dividends and interest receivable	709,076
366,309,825

Liabilities
Payable for investments purchased	12,419,825
Payable for capital shares redeemed	347,647
Unrealized loss on forward foreign currency exchange contracts	3,687
Accrued management fees	265,758
Distribution fees payable	55,318
13,092,235

Net Assets	$353,217,590

Net Assets Consist of:
Capital (par value and paid-in surplus)	$316,679,094
Undistributed net investment income	350,170
Accumulated net realized loss	(19,731,695)
Net unrealized appreciation	55,920,021
$353,217,590

	Net assets	Shares outstanding	Net asset value per share
Class I, $0.01 Par Value	$82,050,345	4,988,422	$16.45
Class II, $0.01 Par Value	$271,167,245	16,476,498	$16.46

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $11,371)	$4,159,236
Interest	2,194
4,161,430

Expenses:
Management fees	1,456,882
Distribution fees — Class II	304,483
Directors’ fees and expenses	9,897
Other expenses	98
1,771,360

Net investment income (loss)	2,390,070

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	13,138,025
Foreign currency transactions	498,588
13,636,613

Change in net unrealized appreciation (depreciation) on:
Investments	26,639,295
Translation of assets and liabilities in foreign currencies	13,668
26,652,963

Net realized and unrealized gain (loss)	40,289,576

Net Increase (Decrease) in Net Assets Resulting from Operations	$42,679,646

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2012
Increase (Decrease) in Net Assets	June 30, 2013	December 31, 2012
Operations
Net investment income (loss)	$2,390,070	$4,586,219
Net realized gain (loss)	13,636,613	10,416,376
Change in net unrealized appreciation (depreciation)	26,652,963	20,230,815
Net increase (decrease) in net assets resulting from operations	42,679,646	35,233,410

Distributions to Shareholders
From net investment income:
Class I	(530,586)	(1,170,971)
Class II	(1,611,331)	(3,348,430)
From net realized gains:
Class I	(1,047,782)	(3,075,631)
Class II	(3,660,934)	(8,972,403)
Decrease in net assets from distributions	(6,850,633)	(16,567,435)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	51,543,668	40,484,009

Net increase (decrease) in net assets	87,372,681	59,149,984

Net Assets
Beginning of period	265,844,909	206,694,925
End of period	$353,217,590	$265,844,909

Undistributed net investment income	$350,170	$102,017

See Notes to Financial Statements.

10

Notes to Financial Statements

JUNE 30, 2013 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Mid Cap Value Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund offers Class I and Class II. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. Class II is charged a lower unified management fee because it has a separate arrangement for distribution services.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited

11

to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and when-issued securities. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

12

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The annual management fee for each class is 1.00% and 0.90% for Class I and Class II, respectively.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2013 were $138,650,055 and $88,475,240, respectively.

13

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2013		Year ended December 31, 2012
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	100,000,000		100,000,000
Sold	1,214,132	$19,337,868	1,117,651	$15,539,653
Issued in reinvestment of distributions	98,099	1,578,368	303,565	4,246,602
Redeemed	(481,215)	(7,720,164)	(1,134,346)	(15,879,414)
	831,016	13,196,072	286,870	3,906,841
Class II/Shares Authorized	150,000,000		150,000,000
Sold	3,612,321	57,438,354	4,437,886	62,170,056
Issued in reinvestment of distributions	327,792	5,272,265	879,957	12,320,833
Redeemed	(1,524,529)	(24,363,023)	(2,693,692)	(37,913,721)
	2,415,584	38,347,596	2,624,151	36,577,168
Net increase (decrease)	3,246,600	$51,543,668	2,911,021	$40,484,009

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$318,768,244	—	—
Foreign Common Stocks	4,507,794	$15,189,301	—
Exchange-Traded Funds	10,556,904	—	—
Temporary Cash Investments	2,374,094	4,300,135	—
Total Value of Investment Securities	$336,207,036	$19,489,436	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$22,391	—

14

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

The value of foreign currency risk derivative instruments as of June 30, 2013, is disclosed on the Statement of Assets and Liabilities as an asset of $26,078 in unrealized gain on forward foreign currency exchange contracts and a liability of $3,687 in unrealized loss on forward foreign currency exchange contracts. For the six months ended June 30, 2013, the effect of foreign currency risk derivative instruments on the Statement of Operations was $497,204 in net realized gain (loss) on foreign currency transactions and $13,860 in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$306,203,179
Gross tax appreciation of investments	$53,293,394
Gross tax depreciation of investments	(3,800,101)
Net tax appreciation (depreciation) of investments	$49,493,293

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2012, the fund had accumulated short-term capital losses of $(27,255,940), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. As a result of a shift in ownership of the fund, the utilization of capital loss carryovers are subject to Internal Revenue Code limitations. Any remaining accumulated gains after application of these limitations will be distributed to shareholders. Capital loss carryovers expire in 2017.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2013(3)	$14.59	0.13	2.08	2.21	(0.11)	(0.24)	(0.35)	$16.45	15.29%	1.01%(4)	1.62%(4)	29%	$82,050
2012	$13.50	0.29	1.86	2.15	(0.28)	(0.78)	(1.06)	$14.59	16.33%	1.01%	2.06%	78%	$60,637
2011	$14.14	0.21	(0.30)	(0.09)	(0.18)	(0.37)	(0.55)	$13.50	(0.69)%	1.01%	1.52%	98%	$52,242
2010	$12.12	0.28	2.03	2.31	(0.29)	—	(0.29)	$14.14	19.25%	1.04%	1.90%	142%	$50,257
2009	$9.78	0.19	2.55	2.74	(0.40)	—	(0.40)	$12.12	29.94%	1.01%	1.91%	172%	$38,722
2008	$12.94	0.23	(3.38)	(3.15)	(0.01)	—	(0.01)	$9.78	(24.35)%	1.01%	1.88%	222%	$32,801
Class II
2013(3)	$14.59	0.12	2.09	2.21	(0.10)	(0.24)	(0.34)	$16.46	15.20%	1.16%(4)	1.47%(4)	29%	$271,167
2012	$13.50	0.27	1.86	2.13	(0.26)	(0.78)	(1.04)	$14.59	16.23%	1.16%	1.91%	78%	$205,208
2011	$14.14	0.19	(0.30)	(0.11)	(0.16)	(0.37)	(0.53)	$13.50	(0.84)%	1.16%	1.37%	98%	$154,453
2010	$12.13	0.21	2.07	2.28	(0.27)	—	(0.27)	$14.14	18.98%	1.19%	1.75%	142%	$138,292
2009	$9.77	0.18	2.56	2.74	(0.38)	—	(0.38)	$12.13	29.80%	1.16%	1.76%	172%	$261,289
2008	$12.95	0.20	(3.37)	(3.17)	(0.01)	—	(0.01)	$9.77	(24.51)%	1.16%	1.73%	222%	$231,954

16

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended June 30, 2013 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

17

Approval of Management Agreement

At a meeting held on June 20, 2013, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•

the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Directors also had the benefit of the advice of independent counsel throughout the period.

18

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and

19

approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are

20

difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in

21

part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

22

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Variable Portfolios, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-79305 1308

SEMIANNUAL REPORT	JUNE 30, 2013

VP Ultra® Fund

Performance	2
Fund Characteristics	3
Shareholder Fee Example	4
Schedule of Investments	6
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Notes to Financial Statements	12
Financial Highlights	18
Approval of Management Agreement	20
Additional Information	25

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Class I	AVPUX	9.98%(2)	15.54%(2)	5.93%	5.53%	2.85%	5/1/01
Russell 1000 Growth Index	—	11.80%	17.07%	7.47%	7.39%	3.31%	—
S&P 500 Index	—	13.82%	20.60%	7.01%	7.29%	4.11%	—
Class II	AVPSX	9.95%(2)	15.37%(2)	5.78%	5.38%	3.77%	5/1/02
Class III	AVUTX	9.99%(2)	15.55%(2)	5.94%	5.54%	4.01%	5/13/02

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I	Class II	Class III
1.01%	1.16%	1.01%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

2

Fund Characteristics

JUNE 30, 2013
Top Ten Holdings	% of net assets
Apple, Inc.	5.6%
Google, Inc. Class A	5.5%
Gilead Sciences, Inc.	3.6%
Amazon.com, Inc.	2.7%
Starbucks Corp.	2.5%
Philip Morris International, Inc.	2.4%
QUALCOMM, Inc.	2.3%
Monsanto Co.	2.3%
Costco Wholesale Corp.	2.3%
MasterCard, Inc., Class A	2.1%

Top Five Industries	% of net assets
Internet Software and Services	8.8%
Computers and Peripherals	7.0%
Biotechnology	6.8%
Machinery	4.9%
Food and Staples Retailing	4.8%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.4%
Exchange-Traded Funds	0.2%
Total Equity Exposure	99.6%
Temporary Cash Investments	0.1%
Other Assets and Liabilities	0.3%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13		Expenses Paid During Period(1) 1/1/13 – 6/30/13	Annualized Expense Ratio(1)
Actual
Class I (after waiver)	$1,000	$1,099.80		$4.74	0.91%
Class I (before waiver)	$1,000	$1,099.80	(2)	$5.26	1.01%
Class II (after waiver)	$1,000	$1,099.50		$5.52	1.06%
Class II (before waiver)	$1,000	$1,099.50	(2)	$6.04	1.16%
Class III (after waiver)	$1,000	$1,099.90		$4.74	0.91%
Class III (before waiver)	$1,000	$1,099.90	(2)	$5.26	1.01%
Hypothetical
Class I (after waiver)	$1,000	$1,020.28		$4.56	0.91%
Class I (before waiver)	$1,000	$1,019.79		$5.06	1.01%
Class II (after waiver)	$1,000	$1,019.54		$5.31	1.06%
Class II (before waiver)	$1,000	$1,019.04		$5.81	1.16%
Class III (after waiver)	$1,000	$1,020.28		$4.56	0.91%
Class III (before waiver)	$1,000	$1,019.79		$5.06	1.01%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

5

Schedule of Investments

JUNE 30, 2013 (UNAUDITED)

	Shares	Value
Common Stocks — 99.4%
AEROSPACE AND DEFENSE — 2.9%
Boeing Co. (The)	35,410	$3,627,401
United Technologies Corp.	34,110	3,170,183
		6,797,584
AUTO COMPONENTS — 0.6%
BorgWarner, Inc.(1)	15,980	1,376,677
AUTOMOBILES — 1.2%
Tesla Motors, Inc.(1)	25,840	2,775,991
BEVERAGES — 1.5%
Coca-Cola Co. (The)	84,950	3,407,345
BIOTECHNOLOGY — 6.8%
Alexion Pharmaceuticals, Inc.(1)	19,010	1,753,482
Celgene Corp.(1)	38,900	4,547,799
Gilead Sciences, Inc.(1)	162,190	8,305,750
Regeneron Pharmaceuticals, Inc.(1)	5,140	1,155,883
		15,762,914
BUILDING PRODUCTS — 0.3%
Lennox International, Inc.	9,100	587,314
CAPITAL MARKETS — 2.0%
Franklin Resources, Inc.	14,990	2,038,940
T. Rowe Price Group, Inc.	34,740	2,541,231
		4,580,171
CHEMICALS — 3.8%
Ecolab, Inc.	26,600	2,266,054
Monsanto Co.	54,180	5,352,984
Potash Corp. of Saskatchewan, Inc.	33,770	1,287,650
		8,906,688
COMMUNICATIONS EQUIPMENT — 2.3%
QUALCOMM, Inc.	88,720	5,419,018
COMPUTERS AND PERIPHERALS — 7.0%
Apple, Inc.	32,710	12,955,777
EMC Corp.	134,330	3,172,874
		16,128,651
CONSUMER FINANCE — 1.1%
American Express Co.	33,320	2,491,003
DIVERSIFIED FINANCIAL SERVICES — 1.5%
CME Group, Inc.	13,090	994,578
JPMorgan Chase & Co.	44,820	2,366,048
		3,360,626
ELECTRICAL EQUIPMENT — 3.0%
Eaton Corp. plc	48,140	3,168,093
Emerson Electric Co.	68,410	3,731,082
		6,899,175
ENERGY EQUIPMENT AND SERVICES — 1.8%
Core Laboratories NV	9,230	1,399,822
Schlumberger Ltd.	39,960	2,863,533
		4,263,355
FOOD AND STAPLES RETAILING — 4.8%
Costco Wholesale Corp.	47,220	5,221,115
Wal-Mart Stores, Inc.	43,130	3,212,754
Whole Foods Market, Inc.	53,350	2,746,458
		11,180,327
FOOD PRODUCTS — 1.8%
Mead Johnson Nutrition Co.	25,560	2,025,119
Nestle SA	34,050	2,233,230
		4,258,349
HEALTH CARE EQUIPMENT AND SUPPLIES — 1.9%
HeartWare International, Inc.(1)	4,790	455,577
Intuitive Surgical, Inc.(1)	3,300	1,671,714
St. Jude Medical, Inc.	14,190	647,490
Varian Medical Systems, Inc.(1)	23,910	1,612,729
		4,387,510
HEALTH CARE PROVIDERS AND SERVICES — 3.2%
Express Scripts Holding Co.(1)	61,140	3,771,726
UnitedHealth Group, Inc.	54,810	3,588,959
		7,360,685
HEALTH CARE TECHNOLOGY — 1.0%
Cerner Corp.(1)	24,330	2,337,870
HOTELS, RESTAURANTS AND LEISURE — 4.5%
McDonald’s Corp.	35,300	3,494,700
Starbucks Corp.	89,280	5,846,947
Wynn Resorts Ltd.	9,070	1,160,960
		10,502,607
HOUSEHOLD PRODUCTS — 1.2%
Colgate-Palmolive Co.	50,050	2,867,365
INSURANCE — 1.4%
MetLife, Inc.	71,560	3,274,586
INTERNET AND CATALOG RETAIL — 2.7%
Amazon.com, Inc.(1)	22,860	6,347,993
INTERNET SOFTWARE AND SERVICES — 8.8%
Baidu, Inc. ADR(1)	12,870	1,216,601
Facebook, Inc. Class A(1)	70,850	1,761,331
Google, Inc. Class A(1)	14,370	12,650,917
LinkedIn Corp., Class A(1)	18,490	3,296,767
Tencent Holdings Ltd.	34,600	1,357,046
		20,282,662

6

Shares	Value

IT SERVICES — 2.7%
MasterCard, Inc., Class A	8,640	$4,963,680
Teradata Corp.(1)	27,370	1,374,795
		6,338,475
MACHINERY — 4.9%
Cummins, Inc.	24,820	2,691,977
Donaldson Co., Inc.	28,560	1,018,450
Joy Global, Inc.	5,640	273,709
Parker-Hannifin Corp.	37,130	3,542,202
WABCO Holdings, Inc.(1)	30,930	2,310,162
Wabtec Corp.	29,650	1,584,199
		11,420,699
MEDIA — 2.9%
Time Warner, Inc.	55,820	3,227,512
Walt Disney Co. (The)	55,230	3,487,775
		6,715,287
OIL, GAS AND CONSUMABLE FUELS — 2.2%
EOG Resources, Inc.	11,570	1,523,538
Exxon Mobil Corp.	19,250	1,739,237
Occidental Petroleum Corp.	19,860	1,772,108
		5,034,883
PERSONAL PRODUCTS — 1.0%
Estee Lauder Cos., Inc. (The), Class A	35,760	2,351,935
PHARMACEUTICALS — 1.8%
Pfizer, Inc.	122,963	3,444,194
Zoetis, Inc.	19,487	601,953
		4,046,147
PROFESSIONAL SERVICES — 0.7%
Nielsen Holdings NV	50,580	1,698,982
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.6%
Altera Corp.	51,530	1,699,975
Linear Technology Corp.	53,520	1,971,677
		3,671,652
SOFTWARE — 4.5%
Microsoft Corp.	26,880	928,166
NetSuite, Inc.(1)	14,540	1,333,900
Oracle Corp.	128,640	3,951,821
Salesforce.com, Inc.(1)	60,550	2,311,799
VMware, Inc., Class A(1)	14,610	978,724
Workday, Inc.(1)	13,600	871,624
		10,376,034
SPECIALTY RETAIL — 4.6%
Home Depot, Inc. (The)	22,710	1,759,344
O’Reilly Automotive, Inc.(1)	23,950	2,697,249
Tiffany & Co.	22,930	1,670,221
TJX Cos., Inc. (The)	91,450	4,577,987
		10,704,801
TEXTILES, APPAREL AND LUXURY GOODS — 3.0%
Burberry Group plc	60,440	1,241,923
NIKE, Inc., Class B	59,000	3,757,120
Under Armour, Inc. Class A(1)	32,130	1,918,482
		6,917,525
TOBACCO — 2.4%
Philip Morris International, Inc.	65,410	5,665,814
TOTAL COMMON STOCKS(Cost $124,421,018)		230,498,700
Exchange-Traded Funds — 0.2%
iShares Russell 1000 Growth Index Fund (Cost $578,083)	7,970	579,738
Temporary Cash Investments — 0.1%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00%, 1/15/14, valued at $24,154), in a joint trading account at 0.06%, dated 6/28/13, due 7/1/13 (Delivery value $23,660)		23,660
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $72,322), in a joint trading account at 0.05%, dated 6/28/13, due 7/1/13 (Delivery value $70,981)		70,981
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $24,066), in a joint trading account at 0.04%, dated 6/28/13, due 7/1/13 (Delivery value $23,660)		23,660
SSgA U.S. Government Money Market Fund	65,314	65,314
TOTAL TEMPORARY CASH INVESTMENTS (Cost $183,615)		183,615
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $125,182,716)		231,262,053
OTHER ASSETS AND LIABILITIES — 0.3%		703,067
TOTAL NET ASSETS — 100.0%		$231,965,120

7

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold	Counterparty	Settlement Date	Unrealized Gain (Loss)
USD	1,827,981	CHF 1,723,347	Credit Suisse AG	7/31/2013	$3,012
USD	44,568	CHF 42,146	Credit Suisse AG	7/31/2013	(63)
USD	1,026,518	GBP 665,356	Credit Suisse AG	7/31/2013	14,744
USD	31,144	GBP 20,487	Credit Suisse AG	7/31/2013	(9)
					$17,684

Notes to Schedule of Investments

ADR = American Depositary Receipt

CHF = Swiss Franc

GBP = British Pound

USD = United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

JUNE 30, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $125,182,716)	$231,262,053
Foreign currency holdings, at value (cost of $12,119)	11,842
Receivable for investments sold	5,132,839
Receivable for capital shares sold	29,063
Unrealized gain on forward foreign currency exchange contracts	17,756
Dividends and interest receivable	196,722
236,650,275

Liabilities
Payable for investments purchased	4,221,534
Payable for capital shares redeemed	263,764
Unrealized loss on forward foreign currency exchange contracts	72
Accrued management fees	158,031
Distribution fees payable	41,754
4,685,155

Net Assets	$231,965,120

Net Assets Consist of:
Capital (par value and paid-in surplus)	$155,797,721
Undistributed net investment income	292,025
Accumulated net realized loss	(30,220,515)
Net unrealized appreciation	106,095,889
$231,965,120

	Net assets	Shares outstanding	Net asset value per share
Class I, $0.01 Par Value	$32,182,035	2,725,503	$11.81
Class II, $0.01 Par Value	$199,353,737	17,101,812	$11.66
Class III, $0.01 Par Value	$429,348	36,402	$11.79

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $16,584)	$1,508,664
Interest	679
1,509,343

Expenses:
Management fees	1,076,580
Distribution fees — Class II	253,489
Directors’ fees and expenses	7,974
Other expenses	66
1,338,109
Fees waived	(117,798)
1,220,311

Net investment income (loss)	289,032

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	17,544,353
Foreign currency transactions	115,863
17,660,216

Change in net unrealized appreciation (depreciation) on:
Investments	4,450,471
Translation of assets and liabilities in foreign currencies	20,311
4,470,782

Net realized and unrealized gain (loss)	22,130,998

Net Increase (Decrease) in Net Assets Resulting from Operations	$22,420,030

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2012
Increase (Decrease) in Net Assets	June 30, 2013	December 31, 2012
Operations
Net investment income (loss)	$289,032	$1,060,149
Net realized gain (loss)	17,660,216	7,261,627
Change in net unrealized appreciation (depreciation)	4,470,782	22,488,501
Net increase (decrease) in net assets resulting from operations	22,420,030	30,810,277

Distributions to Shareholders
From net investment income:
Class I	(183,359)	—
Class II	(860,901)	—
Class III	(2,423)	—
Decrease in net assets from distributions	(1,046,683)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(22,546,625)	(21,668,164)

Redemption Fees
Increase in net assets from redemption fees	31	—

Net increase (decrease) in net assets	(1,173,247)	9,142,113

Net Assets
Beginning of period	233,138,367	223,996,254
End of period	$231,965,120	$233,138,367

Undistributed net investment income	$292,025	$1,049,676

See Notes to Financial Statements.

11

Notes to Financial Statements

JUNE 30, 2013 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Ultra Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth.

The fund offers Class I, Class II, and Class III. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. Class II is charged a lower unified management fee because it has a separate arrangement for distribution services.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

12

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

13

Redemption —The fund may impose a 1.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.900% to 1.000% for Class I and Class III and from 0.800% to 0.900% for Class II. During the six months ended June 30, 2013, the investment advisor voluntarily agreed to waive 0.100% of its management fee. The investment advisor expects the fee waiver to continue through July 31, 2013, and cannot terminate it without the approval of the Board of Directors. The total amount of the waiver for each class for the six months ended June 30, 2013 was $16,192, $101,396 and $210 for Class I, Class II and Class III, respectively. The effective annual management fee before waiver for each class for the six months ended June 30, 2013 was 1.00%, 0.90% and 1.00% for Class I, Class II and Class III, respectively. The effective annual management fee after waiver for each class for the six months ended June 30, 2013 was 0.90%, 0.80% and 0.90% for Class I, Class II and Class III, respectively.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2013 were $37,284,596 and $61,463,113, respectively.

14

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2013		Year ended December 31, 2012
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	100,000,000		100,000,000
Sold	139,319	$1,607,118	880,161	$9,128,767
Issued in reinvestment of distributions	16,014	183,359	—	—
Redeemed	(402,586)	(4,629,700)	(1,151,575)	(12,102,104)
	(247,253)	(2,839,223)	(271,414)	(2,973,337)
Class II/Shares Authorized	150,000,000		150,000,000
Sold	549,622	6,359,332	3,071,618	32,012,802
Issued in reinvestment of distributions	76,186	860,901	—	—
Redeemed	(2,355,116)	(26,921,793)	(4,827,859)	(50,539,716)
	(1,729,308)	(19,701,560)	(1,756,241)	(18,526,914)
Class III/Shares Authorized	50,000,000		50,000,000
Sold	2,368	27,571	6,667	69,643
Issued in reinvestment of distributions	212	2,423	—	—
Redeemed	(3,101)	(35,836)	(22,808)	(237,556)
	(521)	(5,842)	(16,141)	(167,913)
Net increase (decrease)	(1,977,082)	$(22,546,625)	(2,043,796)	$(21,668,164)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

15

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$225,666,501	$4,832,199	—
Exchange-Traded Funds	579,738	—	—
Temporary Cash Investments	65,314	118,301	—
Total Value of Investment Securities	$226,311,553	$4,950,500	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$17,684	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

The value of foreign currency risk derivative instruments as of June 30, 2013, is disclosed on the Statement of Assets and Liabilities as an asset of $17,756 in unrealized gain on forward foreign currency exchange contracts and a liability of $72 in unrealized loss on forward foreign currency exchange contracts. For the six months ended June 30, 2013, the effect of foreign currency risk derivative instruments on the Statement of Operations was $116,284 in net realized gain (loss) on foreign currency transactions and $21,472 in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

16

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$128,323,638
Gross tax appreciation of investments	$103,149,676
Gross tax depreciation of investments	(211,261)
Net tax appreciation (depreciation) of investments	$102,938,415

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2012, the fund had accumulated short-term capital losses of $(43,535,444), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(10,054,275) and $(33,481,169) expire in 2016 and 2017, respectively.

As of December 31, 2012, the fund had post-October capital loss deferrals of $(14,101), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2013(3)	$10.80	0.02	1.06	1.08	(0.07)	—	(0.07)	$11.81	9.98%	0.91%(4)	1.01%(4)	0.37%(4)	0.27%(4)	16%	$32,182
2012	$9.48	0.06	1.26	1.32	—	—	—	$10.80	13.92%	0.97%	1.01%	0.57%	0.53%	20%	$32,105
2011	$9.38	0.02	0.08	0.10	—	—	—	$9.48	1.07%	1.01%	1.01%	0.16%	0.16%	13%	$30,743
2010	$8.12	0.02	1.28	1.30	(0.04)	—	(0.04)	$9.38	16.08%	1.02%	1.02%	0.21%	0.21%	28%	$33,473
2009	$6.06	0.04	2.04	2.08	(0.02)	—	(0.02)	$8.12	34.48%	1.01%	1.01%	0.61%	0.61%	50%	$31,366
2008	$12.15	0.03	(4.57)	(4.54)	—	(1.55)	(1.55)	$6.06	(41.48)%	1.01%	1.01%	0.37%	0.37%	171%	$84,596
Class II
2013(3)	$10.65	0.01	1.05	1.06	(0.05)	—	(0.05)	$11.66	9.95%	1.06%(4)	1.16%(4)	0.22%(4)	0.12%(4)	16%	$199,354
2012	$9.36	0.04	1.25	1.29	—	—	—	$10.65	13.78%	1.12%	1.16%	0.42%	0.38%	20%	$200,635
2011	$9.28	—(5)	0.08	0.08	—	—	—	$9.36	0.86%	1.16%	1.16%	0.01%	0.01%	13%	$192,751
2010	$8.04	0.01	1.26	1.27	(0.03)	—	(0.03)	$9.28	15.82%	1.17%	1.17%	0.06%	0.06%	28%	$215,586
2009	$5.99	0.03	2.03	2.06	(0.01)	—	(0.01)	$8.04	34.52%	1.16%	1.16%	0.46%	0.46%	50%	$216,242
2008	$12.06	0.02	(4.54)	(4.52)	—	(1.55)	(1.55)	$5.99	(41.65)%	1.16%	1.16%	0.22%	0.22%	171%	$179,936

18

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class III
2013(3)	$10.79	0.02	1.05	1.07	(0.07)	—	(0.07)	$11.79	9.99%	0.91%(4)	1.01%(4)	0.37%(4)	0.27%(4)	16%	$429
2012	$9.47	0.05	1.27	1.32	—	—	—	$10.79	13.94%	0.97%	1.01%	0.57%	0.53%	20%	$398
2011	$9.37	0.02	0.08	0.10	—	—	—	$9.47	1.07%	1.01%	1.01%	0.16%	0.16%	13%	$502
2010	$8.11	0.02	1.28	1.30	(0.04)	—	(0.04)	$9.37	16.10%	1.02%	1.02%	0.21%	0.21%	28%	$875
2009	$6.05	0.04	2.04	2.08	(0.02)	—	(0.02)	$8.11	34.54%	1.01%	1.01%	0.61%	0.61%	50%	$930
2008	$12.14	0.03	(4.57)	(4.54)	—	(1.55)	(1.55)	$6.05	(41.52)%	1.01%	1.01%	0.37%	0.37%	171%	$740

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended June 30, 2013 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

19

Approval of Management Agreement

At a meeting held on June 20, 2013, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•

the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Directors also had the benefit of the advice of independent counsel throughout the period.

20

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has

21

an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

22

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund

23

shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

24

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

25

Notes

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Variable Portfolios, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-79301 1308

SEMIANNUAL REPORT	JUNE 30, 2013

VP Value Fund

Performance	2
Fund Characteristics	3
Shareholder Fee Example	4
Schedule of Investments	6
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Notes to Financial Statements	12
Financial Highlights	18
Approval of Management Agreement	20
Additional Information	25

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Class I	AVPIX	16.71%(2)	24.92%(2)	9.10%	7.91%	8.43%	5/1/96
Russell 3000 Value Index	—	15.78%	25.28%	6.82%	7.89%	8.28%	—
S&P 500 Index	—	13.82%	20.60%	7.01%	7.29%	7.32%	—
Class II	AVPVX	16.60%(2)	24.69%(2)	8.94%	7.76%	6.37%	8/14/01
Class III	AVPTX	16.71%(2)	24.92%(2)	9.09%	7.91%	6.75%	5/6/02

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I	Class II	Class III
0.98%	1.13%	0.98%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

2

Fund Characteristics

JUNE 30, 2013
Top Ten Holdings	% of net assets
Exxon Mobil Corp.	4.2%
Pfizer, Inc.	2.9%
General Electric Co.	2.9%
Chevron Corp.	2.7%
Wells Fargo & Co.	2.7%
Procter & Gamble Co. (The)	2.6%
Imperial Oil Ltd.	2.4%
Republic Services, Inc.	2.3%
Total SA	2.3%
AT&T, Inc.	2.3%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	17.9%
Pharmaceuticals	8.3%
Commercial Banks	7.2%
Insurance	5.6%
Health Care Equipment and Supplies	5.4%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	92.2%
Foreign Common Stocks*	7.2%
Total Common Stocks	99.4%
Temporary Cash Investments	2.0%
Other Assets and Liabilities	(1.4)%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13		Expenses Paid During Period(1) 1/1/13 – 6/30/13	Annualized Expense Ratio(1)
Actual
Class I (after waiver)	$1,000	$1,167.10		$4.73	0.88%
Class I (before waiver)	$1,000	$1,167.10	(2)	$5.21	0.97%
Class II (after waiver)	$1,000	$1,166.00		$5.53	1.03%
Class II (before waiver)	$1,000	$1,166.00	(2)	$6.01	1.12%
Class III (after waiver)	$1,000	$1,167.10		$4.73	0.88%
Class III (before waiver)	$1,000	$1,167.10	(2)	$5.21	0.97%
Hypothetical
Class I (after waiver)	$1,000	$1,020.43		$4.41	0.88%
Class I (before waiver)	$1,000	$1,019.98		$4.86	0.97%
Class II (after waiver)	$1,000	$1,019.69		$5.16	1.03%
Class II (before waiver)	$1,000	$1,019.24		$5.61	1.12%
Class III (after waiver)	$1,000	$1,020.43		$4.41	0.88%
Class III (before waiver)	$1,000	$1,019.98		$4.86	0.97%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

5

Schedule of Investments

JUNE 30, 2013 (UNAUDITED)

	Shares	Value
Common Stocks — 99.4%
AEROSPACE AND DEFENSE — 2.1%
Boeing Co. (The)	21,471	$2,199,489
General Dynamics Corp.	72,266	5,660,596
Northrop Grumman Corp.	68,797	5,696,391
Raytheon Co.	66,247	4,380,252
		17,936,728
AIR FREIGHT AND LOGISTICS — 0.3%
United Parcel Service, Inc., Class B	31,043	2,684,599
AIRLINES — 0.8%
Japan Airlines Co. Ltd.	42,081	2,163,875
Southwest Airlines Co.	398,508	5,136,768
		7,300,643
AUTOMOBILES — 1.1%
General Motors Co.(1)	106,501	3,547,548
Honda Motor Co., Ltd.	83,900	3,117,277
Toyota Motor Corp.	51,300	3,098,276
		9,763,101
BEVERAGES — 0.8%
Dr Pepper Snapple Group, Inc.	109,562	5,032,183
PepsiCo, Inc.	27,190	2,223,870
		7,256,053
CAPITAL MARKETS — 4.6%
Charles Schwab Corp. (The)	311,612	6,615,523
Franklin Resources, Inc.	27,700	3,767,754
Goldman Sachs Group, Inc. (The)	49,550	7,494,437
Northern Trust Corp.	323,763	18,745,878
State Street Corp.	52,356	3,414,135
		40,037,727
COMMERCIAL BANKS — 7.2%
Comerica, Inc.	153,293	6,105,660
Commerce Bancshares, Inc.	93,765	4,084,404
Cullen/Frost Bankers, Inc.	79,783	5,327,111
PNC Financial Services Group, Inc. (The)	190,286	13,875,655
U.S. Bancorp	263,329	9,519,343
Wells Fargo & Co.	564,582	23,300,299
		62,212,472
COMMERCIAL SERVICES AND SUPPLIES — 4.9%
ADT Corp. (The)	150,521	5,998,262
Republic Services, Inc.	599,632	20,351,510
Tyco International Ltd.	272,073	8,964,806
Waste Management, Inc.	183,422	7,397,409
		42,711,987
COMMUNICATIONS EQUIPMENT — 2.3%
Cisco Systems, Inc.	598,770	14,556,099
F5 Networks, Inc.(1)	37,430	2,575,184
Harris Corp.	17,830	878,127
QUALCOMM, Inc.	38,170	2,331,424
		20,340,834
COMPUTERS AND PERIPHERALS — 3.2%
Apple, Inc.	31,601	12,516,524
Diebold, Inc.	92,214	3,106,690
EMC Corp.	261,015	6,165,174
Hewlett-Packard Co.	164,687	4,084,238
QLogic Corp.(1)	228,231	2,181,888
		28,054,514
CONTAINERS AND PACKAGING — 0.8%
Bemis Co., Inc.	85,188	3,334,258
Sonoco Products Co.	96,493	3,335,763
		6,670,021
DIVERSIFIED FINANCIAL SERVICES — 2.1%
JPMorgan Chase & Co.	336,690	17,773,865
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.8%
AT&T, Inc.	570,437	20,193,470
CenturyLink, Inc.	105,904	3,743,706
		23,937,176
ELECTRIC UTILITIES — 2.9%
Great Plains Energy, Inc.	366,108	8,252,074
Westar Energy, Inc.	248,847	7,953,150
Xcel Energy, Inc.	304,196	8,620,915
		24,826,139
ELECTRICAL EQUIPMENT — 0.3%
Emerson Electric Co.	40,223	2,193,762
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.3%
Molex, Inc.	100,203	2,939,956
ENERGY EQUIPMENT AND SERVICES — 0.5%
Helmerich & Payne, Inc.	28,250	1,764,213
Schlumberger Ltd.	32,570	2,333,966
		4,098,179
FOOD AND STAPLES RETAILING — 1.3%
CVS Caremark Corp.	50,743	2,901,485
Sysco Corp.	143,988	4,918,630
Wal-Mart Stores, Inc.	43,891	3,269,440
		11,089,555
FOOD PRODUCTS — 1.2%
General Mills, Inc.	26,783	1,299,779
Kellogg Co.	43,665	2,804,603
Mondelez International, Inc. Class A	231,340	6,600,130
		10,704,512

6

Shares	Value

GAS UTILITIES — 0.8%
AGL Resources, Inc.	101,276	$4,340,689
Laclede Group, Inc. (The)	48,290	2,204,922
		6,545,611
HEALTH CARE EQUIPMENT AND SUPPLIES — 5.4%
Becton Dickinson and Co.	51,950	5,134,219
Boston Scientific Corp.(1)	741,214	6,871,054
CareFusion Corp.(1)	323,205	11,910,104
Medtronic, Inc.	195,913	10,083,642
Stryker Corp.	93,596	6,053,789
Varian Medical Systems, Inc.(1)	27,230	1,836,664
Zimmer Holdings, Inc.	64,632	4,843,522
		46,732,994
HEALTH CARE PROVIDERS AND SERVICES — 2.2%
LifePoint Hospitals, Inc.(1)	118,369	5,781,142
Quest Diagnostics, Inc.	37,630	2,281,507
UnitedHealth Group, Inc.	128,118	8,389,166
WellPoint, Inc.	29,170	2,387,273
		18,839,088
HOTELS, RESTAURANTS AND LEISURE — 1.9%
Carnival Corp.	151,928	5,209,611
International Game Technology	208,116	3,477,618
International Speedway Corp., Class A	148,908	4,686,135
Speedway Motorsports, Inc.	157,236	2,735,907
		16,109,271
HOUSEHOLD PRODUCTS — 2.7%
Clorox Co.	2,088	173,596
Procter & Gamble Co. (The)	296,510	22,828,305
		23,001,901
INDUSTRIAL CONGLOMERATES — 3.7%
General Electric Co.	1,064,650	24,689,234
Koninklijke Philips Electronics NV	271,335	7,397,419
		32,086,653
INSURANCE — 5.6%
ACE Ltd.	39,127	3,501,084
Allstate Corp. (The)	35,780	1,721,734
Berkshire Hathaway, Inc., Class A(1)	55	9,273,000
Chubb Corp. (The)	57,461	4,864,074
HCC Insurance Holdings, Inc.	87,507	3,772,427
Marsh & McLennan Cos., Inc.	144,507	5,768,719
MetLife, Inc.	156,442	7,158,786
Prudential Financial, Inc.	62,817	4,587,525
Reinsurance Group of America, Inc.	55,246	3,818,051
Travelers Cos., Inc. (The)	16,025	1,280,718
Unum Group	91,312	2,681,833
		48,427,951
LIFE SCIENCES TOOLS AND SERVICES — 0.2%
Agilent Technologies, Inc.	49,519	2,117,432
MACHINERY — 0.2%
Woodward, Inc.	38,883	1,555,320
METALS AND MINING — 0.8%
Barrick Gold Corp.	167,503	2,636,497
Freeport-McMoRan Copper & Gold, Inc.	101,255	2,795,651
Newmont Mining Corp.	62,082	1,859,356
		7,291,504
MULTI-UTILITIES — 1.2%
PG&E Corp.	224,815	10,280,790
MULTILINE RETAIL — 0.6%
Target Corp.	80,642	5,553,008
OIL, GAS AND CONSUMABLE FUELS — 17.9%
Apache Corp.	122,203	10,244,277
Chevron Corp.	200,868	23,770,719
Devon Energy Corp.	166,058	8,615,089
Exxon Mobil Corp.	404,519	36,548,292
Imperial Oil Ltd.	544,742	20,796,226
Occidental Petroleum Corp.	153,546	13,700,910
Peabody Energy Corp.	176,079	2,577,797
Royal Dutch Shell plc, Class A	68,170	2,177,962
Southwestern Energy Co.(1)	131,805	4,814,837
Total SA	415,080	20,263,526
Ultra Petroleum Corp.(1)	301,278	5,971,330
Williams Partners LP	102,319	5,279,660
		154,760,625
PHARMACEUTICALS — 8.3%
Eli Lilly & Co.	52,771	2,592,111
Hospira, Inc.(1)	158,062	6,055,355
Johnson & Johnson	232,616	19,972,410
Mallinckrodt plc(1)(2)	23,430	1,064,425
Merck & Co., Inc.	361,459	16,789,771
Pfizer, Inc.	902,630	25,282,666
		71,756,738
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.9%
Annaly Capital Management, Inc.	385,036	4,839,903
Corrections Corp. of America	187,601	6,354,046
Piedmont Office Realty Trust, Inc., Class A	295,407	5,281,877
		16,475,826
ROAD AND RAIL — 0.4%
Heartland Express, Inc.	237,560	3,294,957

7

Shares	Value

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.5%
Applied Materials, Inc.	566,847	$8,451,689
Intel Corp.	556,306	13,473,731
Marvell Technology Group Ltd.	181,018	2,119,721
Maxim Integrated Products, Inc.	84,450	2,346,021
Microchip Technology, Inc.	35,711	1,330,235
Teradyne, Inc.(1)	162,346	2,852,419
		30,573,816
SOFTWARE — 0.6%
Microsoft Corp.	73,808	2,548,590
Oracle Corp.	99,386	3,053,138
		5,601,728
SPECIALTY RETAIL — 1.5%
Bed Bath & Beyond, Inc.(1)	25,948	1,839,713
Lowe’s Cos., Inc.	264,351	10,811,956
		12,651,669
TEXTILES, APPAREL AND LUXURY GOODS — 0.2%
Coach, Inc.	36,912	2,107,306
THRIFTS AND MORTGAGE FINANCE — 0.3%
People’s United Financial, Inc.	190,250	2,834,725
TOTAL COMMON STOCKS (Cost $687,488,679)		861,130,736
Temporary Cash Investments — 2.0%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00%, 1/15/14, valued at $2,304,420), in a joint trading account at 0.06%, dated 6/28/13, due 7/1/13 (Delivery value $2,257,293)		2,257,282
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $6,899,806), in a joint trading account at 0.05%, dated 6/28/13, due 7/1/13 (Delivery value $6,771,874)		6,771,846
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $2,295,968), in a joint trading account at 0.04%, dated 6/28/13, due 7/1/13 (Delivery value $2,257,290)		2,257,282
SSgA U.S. Government Money Market Fund	6,231,198	6,231,198
TOTAL TEMPORARY CASH INVESTMENTS (Cost $17,517,608)		17,517,608
TOTAL INVESTMENT SECURITIES — 101.4% (Cost $705,006,287)		878,648,344
OTHER ASSETS AND LIABILITIES — (1.4)%		(12,504,481)
TOTAL NET ASSETS — 100.0%		$866,143,863

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss)
USD	17,271,345	CAD	18,184,050	JPMorgan Chase Bank N.A	7/31/2013	$(6,969)
USD	21,518,493	EUR	16,429,591	UBS AG	7/31/2013	130,465
USD	826,925	EUR	635,339	UBS AG	7/31/2013	(158)
USD	6,148,066	JPY	600,850,538	Credit Suisse AG	7/31/2013	89,233
						$212,571

Notes to Schedule of Investments

CAD = Canadian Dollar

EUR = Euro

JPY = Japanese Yen

USD = United States Dollar

(1)	Non-income producing.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

JUNE 30, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $705,006,287)	$878,648,344
Foreign currency holdings, at value (cost of $317,396)	314,542
Receivable for investments sold	8,625,671
Receivable for capital shares sold	303,519
Unrealized gain on forward foreign currency exchange contracts	219,698
Dividends and interest receivable	1,702,148
889,813,922

Liabilities
Payable for investments purchased	22,280,900
Payable for capital shares redeemed	697,082
Unrealized loss on forward foreign currency exchange contracts	7,127
Accrued management fees	589,446
Distribution fees payable	95,504
23,670,059

Net Assets	$866,143,863

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,070,337,130
Undistributed net investment income	748,946
Accumulated net realized loss	(378,792,327)
Net unrealized appreciation	173,850,114
$866,143,863

	Net assets	Shares outstanding	Net asset value per share
Class I, $0.01 Par Value	$398,341,769	52,825,630	$7.54
Class II, $0.01 Par Value	$460,407,022	60,997,723	$7.55
Class III, $0.01 Par Value	$7,395,072	980,668	$7.54

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $134,470)	$11,817,759
Interest	3,716
11,821,475

Expenses:
Management fees	3,810,559
Distribution fees — Class II	554,164
Directors’ fees and expenses	22,910
Other expenses	38
4,387,671
Fees waived	(375,138)
4,012,533

Net investment income (loss)	7,808,942

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	50,227,548
Foreign currency transactions	2,488,360
52,715,908

Change in net unrealized appreciation (depreciation) on:
Investments	66,474,978
Translation of assets and liabilities in foreign currencies	(130,049)
66,344,929

Net realized and unrealized gain (loss)	119,060,837

Net Increase (Decrease) in Net Assets Resulting from Operations	$126,869,779

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2012
Increase (Decrease) in Net Assets	June 30, 2013	December 31, 2012
Operations
Net investment income (loss)	$7,808,942	$12,824,125
Net realized gain (loss)	52,715,908	16,729,876
Change in net unrealized appreciation (depreciation)	66,344,929	74,388,038
Net increase (decrease) in net assets resulting from operations	126,869,779	103,942,039

Distributions to Shareholders
From net investment income:
Class I	(3,619,623)	(6,921,223)
Class II	(3,895,056)	(7,141,041)
Class III	(65,908)	(123,634)
Decrease in net assets from distributions	(7,580,587)	(14,185,898)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(22,214,328)	(72,163,943)

Redemption Fees
Increase in net assets from redemption fees	338	568

Net increase (decrease) in net assets	97,075,202	17,592,766

Net Assets
Beginning of period	769,068,661	751,475,895
End of period	$866,143,863	$769,068,661

Undistributed net investment income	$748,946	$520,591

See Notes to Financial Statements.

11

Notes to Financial Statements

JUNE 30, 2013 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Value Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund offers Class I, Class II and Class III. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. Class II is charged a lower unified management fee because it has a separate arrangement for distribution services.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during

12

the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and when-issued securities. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

13

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Redemption —The fund may impose a 1.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.90% to 1.00% for Class I and Class III and from 0.80% to 0.90% for Class II. During the six months ended June 30, 2013, the investment advisor voluntarily agreed to waive 0.09% of its management fee. The investment advisor expects the fee waiver to continue through July 31, 2013, and cannot terminate it without the approval of the Board of Directors. The total amount of the waiver for each class for the six months ended June 30, 2013 was $172,493, $199,499 and $3,146 for Class I, Class II and Class III, respectively. The effective annual management fee before waiver for each class for the six months ended June 30, 2013 was 0.97%, 0.87% and 0.97% for Class I, Class II and Class III, respectively. The effective annual management fee after waiver for each class for the six months ended June 30, 2013 was 0.88%, 0.78% and 0.88% for Class I, Class II and Class III, respectively.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC.

14

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2013 were $239,522,270 and $248,627,380, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2013		Year ended December 31, 2012
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	650,000,000		650,000,000
Sold	3,999,648	$28,989,529	7,559,025	$47,293,314
Issued in reinvestment of distributions	483,212	3,619,623	1,090,770	6,921,223
Redeemed	(6,081,665)	(43,991,611)	(16,694,239)	(103,787,056)
	(1,598,805)	(11,382,459)	(8,044,444)	(49,572,519)
Class II/Shares Authorized	350,000,000		350,000,000
Sold	2,382,247	17,310,309	5,789,873	36,272,754
Issued in reinvestment of distributions	519,117	3,895,056	1,123,509	7,141,041
Redeemed	(4,439,010)	(32,279,117)	(10,396,379)	(65,347,048)
	(1,537,646)	(11,073,752)	(3,482,997)	(21,933,253)
Class III/Shares Authorized	50,000,000		50,000,000
Sold	166,270	1,184,599	316,567	1,951,773
Issued in reinvestment of distributions	8,797	65,908	19,471	123,634
Redeemed	(138,687)	(1,008,624)	(437,338)	(2,733,578)
	36,380	241,883	(101,300)	(658,171)
Net increase (decrease)	(3,100,071)	$(22,214,328)	(11,628,741)	$(72,163,943)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

15

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$798,415,253	—	—
Foreign Common Stocks	3,700,922	$59,014,561	—
Temporary Cash Investments	6,231,198	11,286,410	—
Total Value of Investment Securities	$808,347,373	$70,300,971	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$212,571	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

The value of foreign currency risk derivative instruments as of June 30, 2013, is disclosed on the Statement of Assets and Liabilities as an asset of $219,698 in unrealized gain on forward foreign currency exchange contracts and a liability of $7,127 in unrealized loss on forward foreign currency exchange contracts. For the six months ended June 30, 2013, the effect of foreign currency risk derivative instruments on the Statement of Operations was $2,514,352 in net realized gain (loss) on foreign currency transactions and $(130,253) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

16

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$737,240,103
Gross tax appreciation of investments	$153,013,195
Gross tax depreciation of investments	(11,604,954)
Net tax appreciation (depreciation) of investments	$141,408,241

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2012, the fund had accumulated short-term capital losses of $(391,506,193), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(171,460,854) and $(220,045,339) expire in 2016 and 2017, respectively.

As of December 31, 2012, the fund had post-October capital loss deferrals of $(3,968,704), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2013(3)	$6.52	0.07	1.02	1.09	(0.07)	—	(0.07)	$7.54	16.71%	0.88%(4)	0.97%	1.95%(4)	1.86%	29%	$398,342
2012	$5.80	0.11	0.73	0.84	(0.12)	—	(0.12)	$6.52	14.58%	0.94%	0.98%	1.74%	1.70%	47%	$354,809
2011	$5.86	0.10	(0.04)	0.06	(0.12)	—	(0.12)	$5.80	1.01%	0.98%	0.98%	1.74%	1.74%	67%	$362,221
2010	$5.28	0.12	0.58	0.70	(0.12)	—	(0.12)	$5.86	13.42%	0.98%	0.98%	2.16%	2.16%	69%	$385,638
2009	$4.68	0.11	0.75	0.86	(0.26)	—	(0.26)	$5.28	19.86%	0.97%	0.97%	2.31%	2.31%	54%	$673,058
2008	$7.47	0.14	(1.93)	(1.79)	(0.16)	(0.84)	(1.00)	$4.68	(26.78)%	0.95%	0.95%	2.46%	2.46%	111%	$797,196
Class II
2013(3)	$6.53	0.06	1.02	1.08	(0.06)	—	(0.06)	$7.55	16.60%	1.03%(4)	1.12%	1.80%(4)	1.71%	29%	$460,407
2012	$5.80	0.10	0.74	0.84	(0.11)	—	(0.11)	$6.53	14.58%	1.09%	1.13%	1.59%	1.55%	47%	$408,104
2011	$5.86	0.09	(0.04)	0.05	(0.11)	—	(0.11)	$5.80	0.86%	1.13%	1.13%	1.59%	1.59%	67%	$383,192
2010	$5.29	0.11	0.57	0.68	(0.11)	—	(0.11)	$5.86	13.04%	1.13%	1.13%	2.01%	2.01%	69%	$409,296
2009	$4.68	0.10	0.76	0.86	(0.25)	—	(0.25)	$5.29	19.72%	1.12%	0.12%	2.16%	2.16%	54%	$480,382
2008	$7.46	0.14	(1.93)	(1.79)	(0.15)	(0.84)	(0.99)	$4.68	(26.80)%	1.10%	1.10%	2.31%	2.31%	111%	$442,933

18

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class III
2013(3)	$6.52	0.07	1.02	1.09	(0.07)	—	(0.07)	$7.54	16.71%	0.88%(4)	0.97%	1.95%(4)	1.86%	29%	$7,395
2012	$5.80	0.11	0.73	0.84	(0.12)	—	(0.12)	$6.52	14.58%	0.94%	0.98%	1.74%	1.70%	47%	$6,156
2011	$5.86	0.10	(0.04)	0.06	(0.12)	—	(0.12)	$5.80	1.01%	0.98%	0.98%	1.74%	1.74%	67%	$6,063
2010	$5.28	0.12	0.58	0.70	(0.12)	—	(0.12)	$5.86	13.42%	0.98%	0.98%	2.16%	2.16%	69%	$7,984
2009	$4.68	0.11	0.75	0.86	(0.26)	—	(0.26)	$5.28	19.86%	0.97%	0.97%	2.31%	2.31%	54%	$6,049
2008	$7.47	0.14	(1.93)	(1.79)	(0.16)	(0.84)	(1.00)	$4.68	(26.78)%	0.95%	0.95%	2.46%	2.46%	111%	$6,191

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended June 30, 2013 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

19

Approval of Management Agreement

At a meeting held on June 20, 2013, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•

the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Directors also had the benefit of the advice of independent counsel throughout the period.

20

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has

21

an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

22

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund

23

shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

24

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

25

Notes

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Variable Portfolios, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-79298 1308

SEMIANNUAL REPORT	JUNE 30, 2013

VP VistaSM Fund

Performance	2
Fund Characteristics	3
Shareholder Fee Example	4
Schedule of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Notes to Financial Statements	11
Financial Highlights	16
Approval of Management Agreement	18
Additional Information	23

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Class I	AVSIX	11.55%	15.81%	0.13%	7.81%	6.28%	10/5/01
Russell Midcap Growth Index	—	14.70%	22.88%	7.61%	9.93%	8.76%	—
Class II	APVTX	11.51%	15.68%	-0.01%	—	5.99%	4/29/05

(1)	Total returns for periods less than one year are not annualized.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I	Class II
1.00%	1.15%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. International investing involves special risks, such as political instability and currency fluctuations. Historically, small company stocks have been more volatile than the stocks of larger, more established companies.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

2

Fund Characteristics

JUNE 30, 2013
Top Ten Holdings	% of net assets
Alliance Data Systems Corp.	2.8%
Affiliated Managers Group, Inc.	2.3%
Liberty Global plc Class A	2.2%
Catamaran Corp.	2.2%
Kansas City Southern	1.9%
SBA Communications Corp., Class A	1.9%
Canadian Pacific Railway Ltd. New York Shares	1.9%
Perrigo Co.	1.9%
Whole Foods Market, Inc.	1.8%
Delphi Automotive plc	1.7%

Top Five Industries	% of net assets
Specialty Retail	9.3%
Road and Rail	5.1%
Media	4.6%
Chemicals	4.4%
Health Care Providers and Services	4.2%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	91.9%
Foreign Common Stocks*	5.8%
Exchange-Traded Funds	0.2%
Total Equity Exposure	97.9%
Temporary Cash Investments	2.0%
Other Assets and Liabilities	0.1%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period(1) 1/1/13 – 6/30/13	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,115.50	$5.25	1.00%
Class II	$1,000	$1,115.10	$6.03	1.15%
Hypothetical
Class I	$1,000	$1,019.84	$5.01	1.00%
Class II	$1,000	$1,019.09	$5.76	1.15%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

4

Schedule of Investments

JUNE 30, 2013 (UNAUDITED)

	Shares	Value
Common Stocks — 97.7%
AEROSPACE AND DEFENSE — 2.1%
B/E Aerospace, Inc.(1)	4,644	$ 292,943
TransDigm Group, Inc.	2,415	378,600
		671,543
AUTO COMPONENTS — 2.3%
BorgWarner, Inc.(1)	2,263	194,957
Delphi Automotive plc	11,182	566,816
		761,773
AUTOMOBILES — 1.4%
Harley-Davidson, Inc.	5,625	308,363
Tesla Motors, Inc.(1)	1,275	136,973
		445,336
BEVERAGES — 1.3%
Beam, Inc.	2,598	163,960
Constellation Brands, Inc., Class A(1)	4,750	247,570
		411,530
BIOTECHNOLOGY — 1.9%
Alexion Pharmaceuticals, Inc.(1)	3,445	317,767
Onyx Pharmaceuticals, Inc.(1)	1,340	116,339
Regeneron Pharmaceuticals, Inc.(1)	769	172,932
		607,038
BUILDING PRODUCTS — 2.0%
Fortune Brands Home & Security, Inc.	8,631	334,365
Lennox International, Inc.	4,686	302,434
		636,799
CAPITAL MARKETS — 2.8%
Affiliated Managers Group, Inc.(1)	4,554	746,583
KKR & Co. LP	9,098	178,866
		925,449
CHEMICALS — 4.4%
Celanese Corp.	5,627	252,090
Eastman Chemical Co.	6,263	438,473
FMC Corp.	5,242	320,076
Sherwin-Williams Co. (The)	1,425	251,655
Westlake Chemical Corp.	1,812	174,695
		1,436,989
COMMERCIAL BANKS — 0.7%
CIT Group, Inc.(1)	4,892	228,114
COMMERCIAL SERVICES AND SUPPLIES — 1.2%
Stericycle, Inc.(1)	3,450	380,983
COMPUTERS AND PERIPHERALS — 0.9%
NetApp, Inc.(1)	8,093	305,753
CONSTRUCTION AND ENGINEERING — 2.3%
Chicago Bridge & Iron Co. NV New York Shares	2,923	174,386
MasTec, Inc.(1)	5,397	177,562
Quanta Services, Inc.(1)	15,483	409,680
		761,628
CONSTRUCTION MATERIALS — 1.0%
Eagle Materials, Inc.	2,234	148,047
Texas Industries, Inc.(1)	2,730	177,832
		325,879
CONSUMER FINANCE — 1.2%
Discover Financial Services	8,323	396,508
CONTAINERS AND PACKAGING — 0.8%
Packaging Corp. of America	5,270	258,019
ELECTRICAL EQUIPMENT — 1.4%
AMETEK, Inc.	4,522	191,281
Eaton Corp. plc	4,036	265,609
		456,890
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.3%
Trimble Navigation Ltd.(1)	15,764	410,022
ENERGY EQUIPMENT AND SERVICES — 2.5%
Atwood Oceanics, Inc.(1)	5,370	279,509
Cameron International Corp.(1)	3,093	189,168
Oceaneering International, Inc.	4,876	352,047
		820,724
FOOD AND STAPLES RETAILING — 2.5%
Costco Wholesale Corp.	2,015	222,799
Whole Foods Market, Inc.	11,240	578,635
		801,434
FOOD PRODUCTS — 2.3%
ConAgra Foods, Inc.	6,520	227,744
Hain Celestial Group, Inc. (The)(1)	3,337	216,805
Mead Johnson Nutrition Co.	4,002	317,078
		761,627
HEALTH CARE EQUIPMENT AND SUPPLIES — 1.5%
Cooper Cos., Inc. (The)	2,106	250,719
Mettler-Toledo International, Inc.(1)	871	175,245
Teleflex, Inc.	650	50,369
		476,333
HEALTH CARE PROVIDERS AND SERVICES — 4.2%
AmerisourceBergen Corp.	8,476	473,215
Catamaran Corp.(1)	14,427	702,883
Team Health Holdings, Inc.(1)	4,713	193,563
		1,369,661

5

	Shares	Value
HEALTH CARE TECHNOLOGY — 1.2%
Cerner Corp.(1)	4,113	$ 395,218
HOTELS, RESTAURANTS AND LEISURE — 2.4%
Dunkin’ Brands Group, Inc.	4,185	179,202
Norwegian Cruise Line Holdings Ltd.(1)	5,429	164,553
Panera Bread Co., Class A(1)	888	165,115
Wyndham Worldwide Corp.	4,893	280,026
		788,896
HOUSEHOLD DURABLES — 1.1%
Mohawk Industries, Inc.(1)	1,463	164,573
Toll Brothers, Inc.(1)	5,493	179,236
		343,809
HOUSEHOLD PRODUCTS — 1.2%
Church & Dwight Co., Inc.	6,619	408,458
INSURANCE — 0.5%
Cincinnati Financial Corp.	3,311	151,975
INTERNET AND CATALOG RETAIL — 1.0%
priceline.com, Inc.(1)	410	339,123
INTERNET SOFTWARE AND SERVICES — 1.2%
LinkedIn Corp., Class A(1)	2,159	384,950
IT SERVICES — 3.3%
Alliance Data Systems Corp.(1)	5,114	925,788
Teradata Corp.(1)	3,271	164,302
		1,090,090
LIFE SCIENCES TOOLS AND SERVICES — 0.8%
Covance, Inc.(1)	3,260	248,216
MACHINERY — 0.6%
Trinity Industries, Inc.	4,759	182,936
MEDIA — 4.6%
CBS Corp., Class B	4,414	215,712
Discovery Communications, Inc. Class A(1)	4,906	378,792
Liberty Global plc Class A(1)	9,497	703,538
Sirius XM Radio, Inc.	62,719	210,109
		1,508,151
OIL, GAS AND CONSUMABLE FUELS — 2.2%
Cabot Oil & Gas Corp.	7,203	511,557
Oasis Petroleum, Inc.(1)	5,020	195,127
		706,684
PHARMACEUTICALS — 3.6%
Actavis, Inc.(1)	4,389	553,980
Perrigo Co.	4,989	603,669
		1,157,649
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.6%
Ventas, Inc.	3,066	212,964
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 1.4%
CBRE Group, Inc.(1)	12,751	297,863
Realogy Holdings Corp.(1)	3,361	161,463
		459,326
ROAD AND RAIL — 5.1%
Canadian Pacific Railway Ltd. New York Shares	5,010	608,114
Genesee & Wyoming, Inc. Class A(1)	2,955	250,702
Hertz Global Holdings, Inc.(1)	6,650	164,920
Kansas City Southern	5,960	631,522
		1,655,258
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.8%
ARM Holdings plc	16,947	204,915
Avago Technologies Ltd.	4,711	176,097
NXP Semiconductor NV(1)	6,410	198,582
Xilinx, Inc.	8,368	331,457
		911,051
SOFTWARE — 3.8%
Cadence Design Systems, Inc.(1)	12,210	176,801
Citrix Systems, Inc.(1)	2,686	162,046
CommVault Systems, Inc.(1)	3,175	240,951
NetSuite, Inc.(1)	4,043	370,905
Splunk, Inc.(1)	3,600	166,896
Ultimate Software Group, Inc.(1)	1,110	130,192
		1,247,791
SPECIALTY RETAIL — 9.3%
DSW, Inc., Class A	4,049	297,480
GNC Holdings, Inc. Class A	7,434	328,657
Lumber Liquidators Holdings, Inc.(1)	2,086	162,437
O’Reilly Automotive, Inc.(1)	4,364	491,474
PetSmart, Inc.	6,666	446,555
Ross Stores, Inc.	5,114	331,438
Signet Jewelers Ltd.	5,978	403,097
Tractor Supply Co.	4,795	563,940
		3,025,078
TEXTILES, APPAREL AND LUXURY GOODS — 3.6%
Hanesbrands, Inc.	9,868	507,413
Michael Kors Holdings Ltd.(1)	3,177	197,037
PVH Corp.	2,537	317,252
Under Armour, Inc. Class A(1)	2,728	162,889
		1,184,591
TOBACCO — 1.3%
Lorillard, Inc.	9,832	429,462

6

	Shares	Value
TRADING COMPANIES AND DISTRIBUTORS — 2.2%
Fastenal Co.	5,183	$ 237,641
United Rentals, Inc.(1)	6,462	322,518
W.W. Grainger, Inc.	640	161,395
		721,554
WIRELESS TELECOMMUNICATION SERVICES — 1.9%
SBA Communications Corp., Class A(1)	8,235	610,378
TOTAL COMMON STOCKS (Cost $23,036,049)		31,813,640
Exchange-Traded Funds — 0.2%
iShares Russell Midcap Growth Index Fund (Cost $81,504)	1,120	80,360
Temporary Cash Investments — 2.0%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00%, 1/15/14, valued at $85,327), in a joint trading account at 0.06%, dated 6/28/13, due 7/1/13 (Delivery value $83,582)		83,582

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations,

4.25%, 11/15/40, valued at $255,482), in a joint trading account at 0.05%, dated 6/28/13, due 7/1/13 (Delivery value $250,745)

		$ 250,744
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $85,014), in a joint trading account at 0.04%, dated 6/28/13, due 7/1/13 (Delivery value $83,581)		83,581
SSgA U.S. Government Money Market Fund	230,725	230,725
TOTAL TEMPORARY CASH INVESTMENTS (Cost $648,632)		648,632
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $23,766,185)		32,542,632
OTHER ASSETS AND LIABILITIES — 0.1%		24,458
TOTAL NET ASSETS — 100.0%		$32,567,090

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss)
USD	168,570	GBP	109,262	Credit Suisse AG	7/31/2013	$2,421
USD	6,064	GBP	3,961	Credit Suisse AG	7/31/2013	41
						$2,462

Notes to Schedule of Investments

GBP = British Pound

USD = United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

JUNE 30, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $23,766,185)	$32,542,632
Foreign currency holdings, at value (cost of $1,545)	1,538
Receivable for investments sold	463,528
Receivable for capital shares sold	187
Unrealized gain on forward foreign currency exchange contracts	2,462
Dividends and interest receivable	18,828
33,029,175

Liabilities
Payable for investments purchased	411,959
Payable for capital shares redeemed	23,309
Accrued management fees	26,758
Distribution fees payable	59
462,085

Net Assets	$32,567,090

Net Assets Consist of:
Capital (par value and paid-in surplus)	$29,765,269
Accumulated net investment loss	(71,066)
Accumulated net realized loss	(5,906,636)
Net unrealized appreciation	8,779,523
$32,567,090

	Net assets	Shares outstanding	Net asset value per share
Class I, $0.01 Par Value	$32,280,111	1,662,797	$19.41
Class II, $0.01 Par Value	$286,979	14,963	$19.18

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $707)	$105,868
Interest	152
106,020

Expenses:
Management fees	161,276
Distribution fees - Class II	337
Directors’ fees and expenses	586
162,199

Net investment income (loss)	(56,179)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	1,824,531
Foreign currency transactions	13,530
1,838,061

Change in net unrealized appreciation (depreciation) on:
Investments	1,745,663
Translation of assets and liabilities in foreign currencies	1,734
1,747,397

Net realized and unrealized gain (loss)	3,585,458

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,529,279

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2012
Increase (Decrease) in Net Assets	June 30, 2013	December 31, 2012
Operations
Net investment income (loss)	$(56,179)	$(8,156)
Net realized gain (loss)	1,838,061	2,156,926
Change in net unrealized appreciation (depreciation)	1,747,397	2,355,573
Net increase (decrease) in net assets resulting from operations	3,529,279	4,504,343

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(1,640,727)	(3,534,513)

Net increase (decrease) in net assets	1,888,552	969,830

Net Assets
Beginning of period	30,678,538	29,708,708
End of period	$32,567,090	$30,678,538

Accumulated net investment loss	$(71,066)	$(14,887)

See Notes to Financial Statements.

10

Notes to Financial Statements

JUNE 30, 2013 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Vista Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth.

The fund offers Class I and Class II. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. Class II is charged a lower unified management fee because it has a separate arrangement for distribution services.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

11

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

12

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The annual management fee for each class is 1.00% and 0.90% for Class I and Class II, respectively.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2013 were $11,310,421 and $13,055,437, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2013		Year ended December 31, 2012
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	50,000,000		50,000,000
Sold	131,779	$2,452,794	229,457	$3,891,995
Redeemed	(219,107)	(4,131,442)	(433,168)	(7,309,029)
	(87,328)	(1,678,648)	(203,711)	(3,417,034)
Class II/Shares Authorized	50,000,000		50,000,000
Sold	6,519	119,682	3,118	52,519
Redeemed	(4,456)	(81,761)	(10,497)	(169,998)
	2,063	37,921	(7,379)	(117,479)
Net increase (decrease)	(85,265)	$(1,640,727)	(211,090)	$(3,534,513)

13

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$29,924,760	—	—
Foreign Common Stocks	1,683,965	$204,915	—
Exchange-Traded Funds	80,360	—	—
Temporary Cash Investments	230,725	417,907	—
Total Value of Investment Securities	$31,919,810	$622,822	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$2,462	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund frequently utilized foreign currency risk derivative instruments throughout the reporting period, though the amounts held at period end as disclosed on the Schedule of Investments were lower than the fund’s typical volume during the period.

14

The value of foreign currency risk derivative instruments as of June 30, 2013, is disclosed on the Statement of Assets and Liabilities as an asset of $2,462 in unrealized gain on forward foreign currency exchange contracts. For the six months ended June 30, 2013, the effect of foreign currency risk derivative instruments on the Statement of Operations was $12,106 in net realized gain (loss) on foreign currency transactions and $3,032 in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

The fund invests in common stocks of small companies. Because of this, it may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$23,820,044
Gross tax appreciation of investments	$8,786,233
Gross tax depreciation of investments	(63,645)
Net tax appreciation (depreciation) of investments	$8,722,588

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2012, the fund had accumulated short-term capital losses of $(6,636,018), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

As of December 31, 2012, the fund had late-year ordinary loss deferrals of $(15,455) and post-October capital loss deferrals of $(1,015,830), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2013(3)	$17.40	(0.03)	2.04	2.01	—	$19.41	11.55%	1.00%(4)	(0.34)%(4)	36%	$32,280
2012	$15.05	—(5)	2.35	2.35	—	$17.40	15.61%	1.00%	(0.02)%	74%	$30,457
2011	$16.34	(0.08)	(1.21)	(1.29)	—	$15.05	(7.89)%	1.01%	(0.52)%	107%	$29,406
2010	$13.19	(0.06)	3.21	3.15	—	$16.34	23.88%	1.02%	(0.43)%	139%	$37,706
2009	$10.77	(0.06)	2.48	2.42	—	$13.19	22.47%	1.00%	(0.48)%	196%	$31,764
2008	$22.00	(0.08)	(10.30)	(10.38)	(0.85)	$10.77	(48.62)%	1.01%	(0.50)%	203%	$37,824
Class II
2013(3)	$17.21	(0.04)	2.01	1.97	—	$19.18	11.51%	1.15%(4)	(0.49)%(4)	36%	$287
2012	$14.90	(0.03)	2.34	2.31	—	$17.21	15.44%	1.15%	(0.17)%	74%	$222
2011	$16.20	(0.11)	(1.19)	(1.30)	—	$14.90	(8.02)%	1.16%	(0.67)%	107%	$302
2010	$13.11	(0.08)	3.17	3.09	—	$16.20	23.57%	1.17%	(0.58)%	139%	$356
2009	$10.71	(0.07)	2.47	2.40	—	$13.11	22.41%	1.15%	(0.63)%	196%	$424
2008	$21.92	(0.11)	(10.25)	(10.36)	(0.85)	$10.71	(48.71)%	1.16%	(0.65)%	203%	$13,094

16

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended June 30, 2013 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

17

Approval of Management Agreement

At a meeting held on June 20, 2013, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•

the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Directors also had the benefit of the advice of independent counsel throughout the period.

18

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has

19

an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

20

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund

21

shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

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Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Variable Portfolios, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-79302 1308

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	August 15, 2013

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	August 15, 2013